UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens
4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ADVISORSHARES TRUST
4800 Montgomery Lane
Suite 150
Bethesda, Maryland 20814
www.advisorshares.com
1.877.843.3831

Semi-Annual Report

December 31, 2017

TABLE OF CONTENTS

Letter from the CEO of AdvisorShares Investments, LLC	1
Shareholder Expense Examples	4
Schedules of Investments
AdvisorShares Cornerstone Small Cap ETF (SCAP)	6
AdvisorShares Dorsey Wright ADR ETF (AADR)	12
AdvisorShares Focused Equity ETF (CWS)	15
AdvisorShares KIM Korea Equity ETF (KOR)	17
AdvisorShares Madrona Domestic ETF (FWDD)	20
AdvisorShares Madrona Global Bond ETF (FWDB)	29
AdvisorShares Madrona International ETF (FWDI)	31
AdvisorShares Meidell Tactical Advantage ETF (MATH)	34
AdvisorShares New Tech and Media ETF (FNG)	35
AdvisorShares Newfleet Multi-Sector Income ETF (MINC)	37
AdvisorShares Pacific Asset Enhanced Floating Rate ETF (FLRT)	53
AdvisorShares Peritus High Yield ETF (HYLD)	59
AdvisorShares Ranger Equity Bear ETF (HDGE)	64
AdvisorShares Sage Core Reserves ETF (HOLD)	66
AdvisorShares STAR Global Buy-Write ETF (VEGA)	72
AdvisorShares Vice ETF (ACT)	73
AdvisorShares Wilshire Buyback ETF (TTFS)	74
Statements of Assets and Liabilities	78
Statements of Operations	82
Statements of Changes in Net Assets	86
Financial Highlights	94
Notes to Financial Statements	108
Board Review of Investment Advisory and Sub-Advisory Agreements	130
Supplemental Information	139

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2017 (Unaudited)

The past calendar year witnessed continued inflows into the overall ETF space as well as a reversal from the trend of outflows in actively managed mutual funds. However, those trends may seemingly underscore the robust, steady growth that continues annually in the actively managed ETF space. Every year since the inception of the actively managed ETF space, both its fund offerings and total net assets continue to climb higher. Through December 31, 2017, 205 actively managed ETFs traded on U.S. exchanges with total net assets quickly approaching $46 billion. At the end of calendar year 2016, 160 U.S.-listed actively managed ETFs traded with approximately $30 billion in total net assets.

Exhibit 1
As of December 31, 2017 | Source: NYSE Euronext & AdvisorShares

The above chart displays a comprehensive snapshot of the aforementioned growth of the actively managed ETF space. A closer look at the breakdown among the 205 active ETF constituents shows that the average fund age is 2.62 years, the median fund age is 1.74 years, average assets per fund are $223.68 million and the median assets per fund are $45.26 million.

AdvisorShares remains at the forefront of the actively managed ETF space through our innovation and implementation of different investment strategies, as well as continuing to provide educational support for financial advisors and investors on all aspects of actively managed ETFs. We strive to deliver top active portfolio managers through the full transparency, intraday liquidity and remarkable operational and tax efficiencies that an ETF structure can provide. Among notable recent developments, the launch of the AdvisorShares New Tech and Media ETF (Ticker: FNG) in July 2017 certainly stood out. The ETF quickly drew the attention of investors through its unique investment objective to provide narrow and concentrated exposure to the high-performing technology and new media leaders — popularly characterized by the “FANG” stocks acronym representative of the first letters of Facebook, Amazon, Netflix and Google (now Alphabet) — that are driving growth in today’s modern economy. FNG amassed over $50 million in assets in less than six months of trading by the year’s end.

Additionally, the AdvisorShares Vice ETF (Ticker: ACT) launched in mid-December and quickly generated investor interest as the first ‘40 Act Fund to provide concentrated exposure to select companies related to alcohol, cannabis and tobacco. Dan Ahrens, who is also a managing director

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC (continued)

December 31, 2017

and the chief operating officer of AdvisorShares, serves as the lead portfolio manager of ACT. Dan possesses extensive experience and a well-established expertise of investing in this area of the equity markets, including during his time as the original portfolio manager of the Vice Fund mutual fund and managing other well-regarded investment strategies.

While new strategies made immediate contributions to our investment line-up, we also closed the AdvisorShares Gartman Gold/Yen ETF (Ticker: GYEN) and the AdvisorShares Gartman Gold/Euro ETF (Ticker: GEUR) during October 2017. While these products delivered on their investment mandate by providing exposure to gold through both the Japanese yen and the euro, a durable investor sentiment didn’t materialize for these types of strategies in the marketplace.

Another noteworthy highlight during the previous six months came from the continued success of the AdvisorShares Dorsey Wright ADR ETF (Ticker: AADR). While compelling stories remain, and others continue to emerge across our actively managed ETF suite, AADR stands out as an industry leader — among both its ETF and mutual fund peers — with a five-star Morningstar rating for its overall, five-year and three-year risk-adjusted performance history. A surge in AADR’s assets under management allowed a significant reduction in its operating expenses as the ETF became more operationally efficient. Fast approaching $170 million in assets at 2017’s end, combined with its distinguished track record, places a spotlight on AADR heading into 2018.

2017 represented a profound year for our company, markets, our country and the world. While the fund industry evolves as well as AdvisorShares as a firm, we remain committed to transparency and providing regular updates regarding our progress to you, our shareholders. We are thankful and tremendously appreciative of your ongoing support and trust. We look forward to a bright path ahead, and wish you good health and prosperity in this new year.

Best regards,

Noah Hamman
CEO, AdvisorShares Investments

____________

1       Overall AADR Morningstar rating is derived from a weighted average of the fund’s 3-, 5-, and 10-year (if applicable) risk-adjusted returns as of 12/31/2017. The Foreign Large Growth category consists of 330 funds in 3-year, 289 in 5-year, and 206 in 10-year.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. ADRs are subject to the risk of change in political or economic conditions and exchange rates in foreign countries. Certain funds may participate in leveraged transactions to include selling securities short which creates the risk of magnified capital losses. Under certain market conditions, short sales can increase the volatility and decrease the liquidity of certain securities or positions, and may lower the Fund’s return or result in a loss. There is no guarantee that the individual Funds’ will achieve the stated investment objectives. The risks associated with each Fund include the risks associated with the underlying ETFs, which can result in higher volatility, and are detailed in each Fund’s prospectus and on each Fund’s webpage.

The views in this report were those of the Fund’s CEO as of December 31, 2017 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Morningstar Rating™ for funds, or “star rating,” is calculated for managed products with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC (continued)

December 31, 2017

accounts for variation in a managed product’s monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three- and five-year Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns.

© 2017 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

ADVISORSHARES TRUST

Shareholder Expense Examples

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2017 and held for the period ended December 31, 2017, unless noted below for Funds not in operations for the full six month period.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Annualized Expense Ratio for the Period	Expenses Paid(1)
AdvisorShares Cornerstone Small Cap ETF
Actual	$1,000.00	$1,107.00	0.90%	$4.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58
AdvisorShares Dorsey Wright ADR ETF
Actual	$1,000.00	$1,263.60	1.17%	$6.68
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.31	1.17%	$5.96
AdvisorShares Focused Equity ETF
Actual	$1,000.00	$1,094.90	0.70%	$3.70
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
AdvisorShares KIM Korea Equity ETF
Actual	$1,000.00	$1,111.30	0.99%	$5.27
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04
AdvisorShares Madrona Domestic ETF
Actual	$1,000.00	$1,102.00	1.25%	$6.62
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Annualized Expense Ratio for the Period	Expenses Paid(1)
AdvisorShares Madrona Global Bond ETF
Actual	$1,000.00	$1,024.50	0.95%	$4.85
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
AdvisorShares Madrona International ETF
Actual	$1,000.00	$1,150.20	1.25%	$6.77
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
AdvisorShares Meidell Tactical Advantage ETF
Actual	$1,000.00	$1,109.60	1.35%	$7.18
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
AdvisorShares New Tech and Media ETF
Actual	$1,000.00	$1,071.80	0.85%	$4.17	(2)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.92	0.85%	$4.33
AdvisorShares Newfleet Multi-Sector Income ETF
Actual	$1,000.00	$1,008.40	0.75%	$3.80
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Actual	$1,000.00	$1,010.70	1.10%	$5.57
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
AdvisorShares Peritus High Yield ETF
Actual	$1,000.00	$1,041.00	1.26%	$6.48
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.26%	$6.41
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$918.40	1.64%	$7.93
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.94	1.64%	$8.34
AdvisorShares Sage Core Reserves ETF
Actual	$1,000.00	$1,005.80	0.35%	$1.77
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
AdvisorShares STAR Global Buy-Write ETF
Actual	$1,000.00	$1,058.50	1.85%	$9.60
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.88	1.85%	$9.40
AdvisorShares Vice ETF
Actual	$1,000.00	$1,048.00	0.75%	$0.40	(3)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
AdvisorShares Wilshire Buyback ETF
Actual	$1,000.00	$1,082.70	0.90%	$4.72
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.67	0.90%	$4.58

____________

(1)     Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

(2)     Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 173/365 (to reflect commencement of operations to December 31, 2017).

(3)     Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 19/365 (to reflect commencement of operations to December 31, 2017).

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%

Aerospace/Defense — 0.5%
Aerovironment, Inc.*	405	$22,745

Airlines — 1.2%
SkyWest, Inc.	1,046	55,543

Auto Parts & Equipment — 1.1%
China Yuchai International Ltd. (China)	656	15,744
Cooper Tire & Rubber Co.(a)	447	15,801
Modine Manufacturing Co.*	1,019	20,584
Total Auto Parts & Equipment		52,129

Banks — 4.5%
Blue Hills Bancorp, Inc.	821	16,502
Central Pacific Financial Corp.	566	16,884
CVB Financial Corp.	691	16,280
Eagle Bancorp, Inc.*	549	31,787
First Bancorp/Southern Pines NC	523	18,467
First Commonwealth Financial Corp.	1,273	18,229
First Mid-Illinois Bancshares, Inc.	426	16,418
Fulton Financial Corp.	813	14,553
Heritage Commerce Corp.	1,154	17,679
Old Second Bancorp, Inc.	1,290	17,609
TriState Capital Holdings, Inc.*	1,094	25,162
Total Banks		209,570

Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A*(a)	59	11,275

Biotechnology — 0.8%
BioCryst Pharmaceuticals, Inc.*(a)	2,002	9,830
Enzo Biochem, Inc.*	1,496	12,192
PDL BioPharma, Inc.*	6,084	16,670
Total Biotechnology		38,692

Building Materials — 0.5%
American Woodmark Corp.*	194	25,269

Chemicals — 1.6%
Balchem Corp.	189	15,233
Innospec, Inc.	221	15,602
Koppers Holdings, Inc.*	364	18,528
Kronos Worldwide, Inc.	1,040	26,801
Total Chemicals		76,164

Coal — 0.3%
Alliance Holdings GP LP	564	15,110

Commercial Services — 6.6%
ABM Industries, Inc.	334	12,598

Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services (continued)
Adtalem Global Education, Inc.*(a)	280	$11,774
Care.com, Inc.*	914	16,488
Career Education Corp.*	1,294	15,631
Deluxe Corp.	259	19,901
Green Dot Corp., Class A*	496	29,889
HealthEquity, Inc.*(a)	372	17,357
Insperity, Inc.	776	44,504
K12, Inc.*	693	11,019
Kelly Services, Inc., Class A	636	17,344
Nutrisystem, Inc.(a)	308	16,201
On Assignment, Inc.*	307	19,731
Paylocity Holding Corp.*	441	20,798
Quad/Graphics, Inc.(a)	658	14,871
Textainer Group Holdings Ltd.*	1,014	21,801
Weight Watchers International, Inc.*	420	18,598
Total Commercial Services		308,505

Computers — 3.7%
Carbonite, Inc.*(a)	1,071	26,882
Engility Holdings, Inc.*	380	10,781
Insight Enterprises, Inc.*	451	17,269
Qualys, Inc.*	351	20,832
Stratasys Ltd.*(a)	699	13,952
Varonis Systems, Inc.*	513	24,906
Vocera Communications, Inc.*	1,078	32,577
WNS Holdings Ltd. (India)*(b)	604	24,238
Total Computers		171,437

Distribution/Wholesale — 1.6%
G-III Apparel Group Ltd.*	663	24,458
Systemax, Inc.	888	29,544
Triton International Limited (Bermuda)*	489	18,313
Total Distribution/Wholesale		72,315

Diversified Financial Services — 0.8%
Noah Holdings Ltd. (China)*(b)	421	19,484
WageWorks, Inc.*	318	19,716
Total Diversified Financial Services		39,200

Electronics — 4.7%
Applied Optoelectronics, Inc.*(a)	293	11,081
Brady Corp., Class A	453	17,169
Control4 Corp.*	1,100	32,736
CTS Corp.	798	20,548
Electro Scientific Industries, Inc.*	643	13,780

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Electronics (continued)
FARO Technologies, Inc.*	323	$15,181
Fitbit, Inc., Class A*(a)	3,028	17,290
GoPro, Inc., Class A*(a)	1,893	14,330
KEMET Corp.*(a)	1,070	16,114
Rogers Corp.*	105	17,002
Stoneridge, Inc.*	992	22,677
Vishay Intertechnology, Inc.	872	18,094
Total Electronics		216,002

Energy – Alternate Sources — 1.1%
Green Plains, Inc.	1,118	18,838
Sunrun, Inc.*(a)	2,971	17,529
TPI Composites, Inc.*(a)	800	16,368
Total Energy – Alternate Sources		52,735

Engineering & Construction — 0.9%
Argan, Inc.	457	20,565
Exponent, Inc.	280	19,908
Total Engineering & Construction		40,473

Entertainment — 2.0%
Churchill Downs, Inc.	140	32,578
Marriott Vacations Worldwide Corp.	280	37,859
Penn National Gaming, Inc.*	733	22,965
Total Entertainment		93,402

Environmental Control — 0.8%
Casella Waste Systems, Inc., Class A*	1,644	37,845

Food — 1.7%
Fresh Del Monte Produce, Inc.	390	18,591
Sanderson Farms, Inc.(a)	178	24,703
SpartanNash Co.	539	14,381
Sprouts Farmers Market, Inc.*	803	19,553
Total Food		77,228

Forest Products & Paper — 0.5%
Resolute Forest Products, Inc.*	1,943	21,470

Hand/Machine Tools — 0.5%
Kennametal, Inc.	496	24,011

Healthcare – Products — 6.3%
AngioDynamics, Inc.*	914	15,200
Cardiovascular Systems, Inc.*	684	16,204
Cutera, Inc.*	455	20,634
Halyard Health, Inc.*	368	16,994

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare – Products (continued)
Inogen, Inc.*	270	$32,152
LeMaitre Vascular, Inc.	825	26,268
LivaNova PLC*	210	16,783
Luminex Corp.	651	12,825
Merit Medical Systems, Inc.*	846	36,547
MiMedx Group, Inc.*(a)	1,625	20,491
OraSure Technologies, Inc.*	1,537	28,988
Penumbra, Inc.*(a)	165	15,526
Repligen Corp.*(a)	363	13,170
Tactile Systems Technology, Inc.*(a)	662	19,185
Total Healthcare – Products		290,967

Healthcare – Services — 0.8%
Tivity Health, Inc.*(a)	582	21,272
Triple-S Management Corp., Class B (Puerto Rico)*	677	16,824
Total Healthcare – Services		38,096

Home Furnishings — 0.7%
iRobot Corp.*(a)	399	30,603

Household Products/Wares — 1.5%
ACCO Brands Corp.*	1,208	14,738
Central Garden & Pet Co.*(a)	706	27,477
SodaStream International Ltd. (Israel)*	409	28,769
Total Household Products/Wares		70,984

Insurance — 2.0%
Fanhua, Inc. (China)(a)(b)	1,595	34,484
Horace Mann Educators Corp.	372	16,405
Kemper Corp.	328	22,599
NMI Holdings, Inc., Class A*	1,069	18,173
Total Insurance		91,661

Internet — 4.2%
Blucora, Inc.*	690	15,249
FireEye, Inc.*(a)	1,152	16,358
HealthStream, Inc.*	687	15,911
Imperva, Inc.*	358	14,213
Limelight Networks, Inc.*	4,649	20,502
NIC, Inc.(a)	1,100	18,260
Q2 Holdings, Inc.*	400	14,740
Rapid7, Inc.*	1,154	21,534
RingCentral, Inc., Class A*	420	20,328
TrueCar, Inc.*(a)	764	8,557
VASCO Data Security International, Inc.*	1,017	14,136
XO Group, Inc.*	877	16,189
Total Internet		195,977

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Iron/Steel — 0.5%
Schnitzer Steel Industries, Inc., Class A	746	$24,991

Leisure Time — 1.9%
Callaway Golf Co.(a)	1,116	15,546
Fox Factory Holding Corp.*	616	23,931
Johnson Outdoors, Inc., Class A	319	19,807
LCI Industries(a)	210	27,300
Total Leisure Time		86,584

Lodging — 0.8%
Marcus Corp. (The)	428	11,706
Monarch Casino & Resort, Inc.*	550	24,651
Total Lodging		36,357

Machinery – Diversified — 1.4%
Alamo Group, Inc.	221	24,944
Chart Industries, Inc.*	458	21,462
Kadant, Inc.	165	16,566
Total Machinery – Diversified		62,972

Media — 0.6%
New York Times Co. (The), Class A	818	15,133
TiVo Corp.	822	12,823
Total Media		27,956

Mining — 1.3%
Fairmount Santrol Holdings, Inc.*(a)	2,345	12,265
Ferroglobe PLC*	1,210	19,602
Materion Corp.	343	16,670
US Silica Holdings, Inc.	372	12,112
Total Mining		60,649

Miscellaneous Manufacturing — 2.1%
EnPro Industries, Inc.	212	19,824
Harsco Corp.*	1,311	24,450
John Bean Technologies Corp.	351	38,891
Sturm Ruger & Co., Inc.(a)	211	11,784
Total Miscellaneous Manufacturing		94,949

Office Furnishings — 0.4%
Herman Miller, Inc.	399	15,980

Oil & Gas — 3.1%
CVR Energy, Inc.(a)	564	21,003
Delek US Holdings, Inc.	566	19,776
Denbury Resources, Inc.*	10,307	22,779

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas (continued)
Oasis Petroleum, Inc.*	1,818	$15,289
PBF Energy, Inc., Class A(a)	556	19,710
PDC Energy, Inc.*(a)	266	13,710
Penn Virginia Corp.*	305	11,929
QEP Resources, Inc.*	1,985	18,996
Total Oil & Gas		143,192

Oil & Gas Services — 2.0%
Dril-Quip, Inc.*(a)	392	18,698
Exterran Corp.*	598	18,801
Matrix Service Co.*	1,057	18,815
McDermott International, Inc.*	2,668	17,556
TETRA Technologies, Inc.*	4,437	18,946
Total Oil & Gas Services		92,816

Packaging & Containers — 0.5%
Greif, Inc., Class A	388	23,505

Pharmaceuticals — 2.7%
Amphastar Pharmaceuticals, Inc.*(a)	994	19,125
Anika Therapeutics, Inc.*(a)	340	18,329
Corcept Therapeutics, Inc.*(a)	1,113	20,101
Diplomat Pharmacy, Inc.*(a)	968	19,428
Enanta Pharmaceuticals, Inc.*	419	24,587
Heska Corp.*(a)	135	10,828
Xencor, Inc.*(a)	648	14,204
Total Pharmaceuticals		126,602

Pipelines — 0.4%
Summit Midstream Partners LP	963	19,742

Private Equity — 0.2%
Kennedy-Wilson Holdings, Inc.	541	9,386

Real Estate — 0.4%
HFF, Inc., Class A	410	19,942

REITS — 5.5%
Acadia Realty Trust	603	16,498
AG Mortgage Investment Trust, Inc.	925	17,584
Agree Realty Corp.(a)	399	20,525
Chatham Lodging Trust	784	17,844
Corporate Office Properties Trust	499	14,571
EastGroup Properties, Inc.	210	18,560
First Industrial Realty Trust, Inc.	568	17,875
iStar, Inc.*	1,283	14,498
LaSalle Hotel Properties	546	15,326
National Health Investors, Inc.	157	11,835

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

REITS (continued)
NexPoint Residential Trust, Inc.	590	$16,485
Potlatch Corp.	296	14,770
Ramco-Gershenson Properties Trust	662	9,751
Rexford Industrial Realty, Inc.	540	15,746
STAG Industrial, Inc.	548	14,977
Tier REIT, Inc.	865	17,637
Total REITS		254,482

Retail — 4.9%
Abercrombie & Fitch Co., Class A	1,068	18,615
Barnes & Noble, Inc.	2,042	13,681
Bassett Furniture Industries, Inc.	441	16,582
Children’s Place, Inc. (The)(a)	145	21,076
Conn’s, Inc., 12/31/99*(a)	620	22,041
Guess?, Inc.	1,291	21,792
Movado Group, Inc.(a)	622	20,028
Ollie’s Bargain Outlet Holdings, Inc.*(a)	351	18,691
PetMed Express, Inc.(a)	398	18,109
Rite Aid Corp.*	10,707	21,093
Wingstop, Inc.	475	18,515
Zumiez, Inc.*(a)	926	19,284
Total Retail		229,507

Savings & Loans — 1.6%
Flagstar Bancorp, Inc.*(a)	539	20,170
Meridian Bancorp, Inc.	892	18,375
Northfield Bancorp, Inc.	938	16,021
OceanFirst Financial Corp.	740	19,425
Total Savings & Loans		73,991

Semiconductors — 5.4%
AXT, Inc.*(a)	2,181	18,975
Brooks Automation, Inc.	792	18,889
CEVA, Inc.*	625	28,844
Cohu, Inc.	949	20,831
Diodes, Inc.*	605	17,345
FormFactor, Inc.*	1,332	20,846
Kulicke & Soffa Industries, Inc. (Singapore)*	846	20,587
MaxLinear, Inc.*(a)	1,175	31,044
Nanometrics, Inc.*	558	13,905
Power Integrations, Inc.	247	18,167

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors (continued)
Rambus, Inc.*	1,260	$17,917
Ultra Clean Holdings, Inc.*(a)	1,070	24,706
Total Semiconductors		252,056

Software — 8.6%
2U, Inc.*(a)	254	16,386
Actua Corp.*	1,267	19,765
Appfolio, Inc., Class A*	647	26,850
Apptio, Inc., Class A*	793	18,651
Bazaarvoice, Inc.*	3,123	17,020
Blackline, Inc.*(a)	395	12,956
Callidus Software, Inc.*	578	16,560
CyberArk Software Ltd. (Israel)*	361	14,942
Ebix, Inc.(a)	458	36,296
Everbridge, Inc.*	689	20,477
Five9, Inc.*	649	16,147
Glu Mobile, Inc.*	4,701	17,112
HubSpot, Inc.*(a)	247	21,835
MINDBODY, Inc., Class A*	857	26,096
New Relic, Inc.*	335	19,353
Progress Software Corp.	482	20,519
Radware Ltd. (Israel)*	837	16,238
Ribbon Communications, Inc.*	1,844	14,254
SPS Commerce, Inc.*	232	11,273
Twilio, Inc., Class A*(a)	525	12,390
Zynga, Inc., Class A*	5,972	23,888
Total Software		399,008

Telecommunications — 3.1%
A10 Networks, Inc.*(a)	2,117	16,343
ADTRAN, Inc.	739	14,300
Cincinnati Bell, Inc.*	810	16,888
Comtech Telecommunications Corp.	1,014	22,430
InterDigital, Inc./Pa	240	18,276
Iridium Communications, Inc.*(a)	1,267	14,951
NETGEAR, Inc.*	343	20,151
Vonage Holdings Corp.*	1,781	18,113
Total Telecommunications		141,452

Textiles — 0.4%
UniFirst Corp.	108	17,809

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Transportation — 0.4%
Echo Global Logistics, Inc.*	690	$19,320

Trucking & Leasing — 0.5%
GATX Corp.(a)	189	11,748
Greenbrier Cos., Inc. (The)(a)	237	12,632
Total Trucking & Leasing		24,380
Total Common Stocks
(Cost $3,894,880)		4,637,036

MONEY MARKET FUND — 0.7%
Invesco STIT – Government & Agency Portfolio, Institutional Class, 1.18%(c) (Cost $31,192)	31,192	31,192

REPURCHASE AGREEMENTS — 9.9%(d)
Citigroup Global Markets, Inc., dated 12/29/17, due 01/02/18, 1.41%, total to be received $250,029, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 04/01/18 – 08/20/67, totaling $254,209)	$ 250,000	250,000
HSBC Securities USA, Inc., dated 12/29/17, due 01/02/18, 1.36%, total to be received $210,347, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.13%, 12/31/17 – 05/15/47, totaling $213,521)	210,323	210,323
Total Repurchase Agreements
(Cost $460,323)		460,323

Total Investments — 110.4%
(Cost $4,386,395)		5,128,551

Liabilities in Excess of Other Assets — (10.4%)		(483,781)
Net Assets — 100.0%		$4,644,770

____________

CVR — Contingent Value Rights

LP — Limited Partnership

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $960,924; the aggregate market value of the collateral held by the fund is $983,305. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $522,982.

(b)     American Depositary Receipt.

(c)     Rate shown reflects the 7-day yield as of December 31, 2017.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.5%
Airlines	1.2
Auto Parts & Equipment	1.1
Banks	4.5
Beverages	0.2
Biotechnology	0.8
Building Materials	0.5
Chemicals	1.6
Coal	0.3
Commercial Services	6.6
Computers	3.7
Distribution/Wholesale	1.6
Diversified Financial Services	0.8
Electronics	4.7
Energy – Alternate Sources	1.1
Engineering & Construction	0.9
Entertainment	2.0
Environmental Control	0.8
Food	1.7
Forest Products & Paper	0.5
Hand/Machine Tools	0.5
Healthcare – Products	6.3
Healthcare – Services	0.8
Home Furnishings	0.7
Household Products/Wares	1.5
Insurance	2.0
Internet	4.2
Iron/Steel	0.5
Leisure Time	1.9
Lodging	0.8
Machinery – Diversified	1.4
Media	0.6
Mining	1.3
Miscellaneous Manufacturing	2.1

See accompanying Notes to Financial Statements.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Office Furnishings	0.4%
Oil & Gas	3.1
Oil & Gas Services	2.0
Packaging & Containers	0.5
Pharmaceuticals	2.7
Pipelines	0.4
Private Equity	0.2
Real Estate	0.4
REITS	5.5
Retail	4.9
Savings & Loans	1.6
Semiconductors	5.4
Software	8.6
Telecommunications	3.1
Textiles	0.4
Transportation	0.4
Trucking & Leasing	0.5
Money Market Fund	0.7
Repurchase Agreements	9.9
Total Investments	110.4
Liabilities in Excess of Other Assets	(10.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.4%

Aerospace/Defense — 1.8%
Rolls-Royce Holdings PLC (United Kingdom)(a)	268,329	$ 3,064,317

Airlines — 5.4%
Copa Holdings SA, Class A (Panama)	33,409	4,478,811
Latam Airlines Group SA (Chile)(a)(b)	328,085	4,560,381
Total Airlines		9,039,192

Auto Parts & Equipment — 2.2%
China Yuchai International Ltd. (China)	154,043	3,697,032

Banks — 9.8%
Banco Macro SA (Argentina)(a)	36,041	4,176,431
BNP Paribas SA (France)(a)	94,206	3,518,594
Grupo Financiero Galicia SA (Argentina)(a)	79,937	5,263,852
ING Groep NV (Netherlands)(a)(b)	198,839	3,670,568
Total Banks		16,629,445

Chemicals — 6.7%
Braskem SA (Brazil)(a)(b)	163,885	4,303,620
Sociedad Quimica y Minera de Chile SA (Chile)(a)(b)	117,825	6,995,270
Total Chemicals		11,298,890

Commercial Services — 9.5%
New Oriental Education & Technology Group, Inc. (China)(a)	86,022	8,086,068
TAL Education Group (China)(a)	266,705	7,923,806
Total Commercial Services		16,009,874

Computers — 1.6%
Logitech International SA (Switzerland)(b)	79,743	2,682,555

Diversified Financial Services — 2.6%
KB Financial Group, Inc. (South Korea)(a)	75,116	4,395,037

Electric — 12.0%
Empresa Distribuidora Y Comercializadora Norte (Argentina)*(a)(b)	174,849	8,689,995
Enel SpA (Italy)(a)	509,580	3,113,534
Pampa Energia SA (Argentina)*(a)(b)	126,398	8,504,058
Total Electric		20,307,587

Investments	Shares	Value
COMMON STOCKS (continued)

Energy – Alternate Sources — 2.1%
JinkoSolar Holding Co., Ltd. (China)*(a)(b)	148,976	$ 3,582,873

Forest Products & Paper — 2.7%
Stora Enso OYJ (Finland)(a)(b)	284,064	4,482,530

Healthcare – Products — 2.1%
Mazor Robotics Ltd. (Israel)*(a)(b)	68,933	3,556,943

Household Products/Wares — 2.6%
SodaStream International Ltd. (Israel)*(b)	62,111	4,368,888

Internet — 8.8%
Gravity Co. Ltd. (South Korea)(a)	54,473	5,147,698
SINA Corp. (China)*	47,098	4,724,400
Tencent Holdings Ltd. (China)(a)(b)	86,175	4,474,206
Weibo Corp. (China)*(a)(b)	4,749	491,332
Total Internet		14,837,636

Iron/Steel — 2.6%
Ternium SA (Luxembourg)(a)	139,768	4,415,271

Lodging — 5.6%
China Lodging Group Ltd. (China)(a)	65,568	9,469,986

Machinery – Construction & Mining — 2.3%
Komatsu Ltd. (Japan)(a)	107,118	3,880,885

Pharmaceuticals — 2.2%
Galapagos NV (Belgium)*(a)	38,870	3,644,451

Real Estate — 2.5%
IRSA Inversiones y Representaciones SA (Argentina)(a)	141,624	4,192,070

Semiconductors — 4.7%
Broadcom Ltd.	12,220	3,139,318
STMicroelectronics NV (Switzerland)(b)(c)	216,670	4,732,073
Total Semiconductors		7,871,391

Software — 2.2%
SAP SE (Germany)(a)	33,745	3,791,588

Telecommunications — 6.4%
America Movil SAB de CV, Class L (Mexico)(a)	176,525	3,027,404
Telecom Argentina SA (Argentina)(a)(b)	116,047	4,250,801

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Telecommunications (continued)
TIM Participacoes SA (Brazil)(a)	180,548	$3,486,382
Total Telecommunications		10,764,587
Total Common Stocks
(Cost $141,852,417)		165,983,028

MONEY MARKET FUNDS — 3.3%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.17%(d)(e)	1,002,000	1,002,000
Invesco Government & Agency Portfolio – Private Investment Class, 0.88%(d)	2,661,863	2,661,863
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class, 1.20%(d)(e)	978,000	978,000
Invesco STIT – Government & Agency Portfolio, Institutional Class, 1.18%(d)(e)	1,009,000	1,009,000
Total Money Market Funds
(Cost $5,650,863)		5,650,863

REPURCHASE AGREEMENTS — 11.4%(e)
Citigroup Global Markets, Inc., dated 12/29/17, due 01/02/18, 1.41%, total to be received $5,187,597, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 04/01/18 – 08/20/67, totaling $5,274,309)	$5,186,988	5,186,988
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $5,187,606, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $5,277,305)	5,186,988	5,186,988
HSBC Securities USA, Inc., dated 12/29/17, due 01/02/18, 1.36%, total to be received $3,735,226, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.13%, 12/31/17 – 05/15/47, totaling $3,791,588)	3,734,803	3,734,803

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $5,187,593, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $5,274,344)	$5,186,988	$5,186,988
Total Repurchase Agreements
(Cost $19,295,767)		19,295,767

Total Investments — 113.1%
(Cost $166,799,047)		190,929,658

Liabilities in Excess of Other Assets — (13.1%)		(22,159,586)
Net Assets — 100.0%		$168,770,072

____________

PLC — Public Limited Company

*        Non-income producing security.

(a)     American Depositary Receipt.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $27,890,281; the aggregate market value of the collateral held by the fund is $28,531,409. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $6,246,642.

(c)     Registered Shares.

(d)    Rate shown reflects the 7-day yield as of December 31, 2017.

(e)     Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	1.8%
Airlines	5.4
Auto Parts & Equipment	2.2
Banks	9.8
Chemicals	6.7
Commercial Services	9.5
Computers	1.6
Diversified Financial Services	2.6
Electric	12.0
Energy – Alternate Sources	2.1
Forest Products & Paper	2.7
Healthcare – Products	2.1
Household Products/Wares	2.6
Internet	8.8
Iron/Steel	2.6
Lodging	5.6
Machinery – Construction & Mining	2.3
Pharmaceuticals	2.2
Real Estate	2.5
Semiconductors	4.7
Software	2.2
Telecommunications	6.4
Money Market Funds	3.3
Repurchase Agreements	11.4
Total Investments	113.1
Liabilities in Excess of Other Assets	(13.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.3%

Banks — 3.9%
Signature Bank*	3,782	$519,117

Building Materials — 3.9%
Continental Building Products, Inc.*	18,373	517,200

Chemicals — 7.9%
RPM International, Inc.	9,952	521,684
Sherwin-Williams Co. (The)	1,268	519,931
Total Chemicals		1,041,615

Commercial Services — 7.9%
Carriage Services, Inc.	20,064	515,845
Moody’s Corp.	3,577	528,001
Total Commercial Services		1,043,846

Computers — 7.9%
Check Point Software Technologies Ltd. (Israel)*	5,081	526,493
Cognizant Technology Solutions Corp., Class A	7,324	520,151
Total Computers		1,046,644

Diversified Financial Services — 7.9%
Alliance Data Systems Corp.	2,081	527,492
Intercontinental Exchange, Inc.	7,449	525,601
Total Diversified Financial Services		1,053,093

Food — 11.7%
Hormel Foods Corp.	14,201	516,774
Ingredion, Inc.	3,717	519,637
JM Smucker Co. (The)	4,164	517,335
Total Food		1,553,746

Hand/Machine Tools — 3.9%
Snap-on, Inc.(a)	2,985	520,286

Healthcare – Products — 11.8%
Becton Dickinson and Co.	2,435	521,236
Danaher Corp.	5,591	518,956
Stryker Corp.	3,383	523,824
Total Healthcare – Products		1,564,016

Household Products/Wares — 3.9%
Church & Dwight Co., Inc.	10,402	521,868

Insurance — 7.9%
Aflac, Inc.	5,953	522,554
Torchmark Corp.	5,757	522,218
Total Insurance		1,044,772

Investments	Shares/Principal	Value
COMMON STOCKS (continued)

Machinery – Diversified — 4.0%
Wabtec Corp.(a)	6,458	$525,875

Media — 4.0%
FactSet Research Systems, Inc.	2,730	526,235

Retail — 3.9%
Ross Stores, Inc.	6,444	517,131

Software — 7.8%
Cerner Corp.*	7,709	519,510
Fiserv, Inc.*	3,971	520,717
Total Software		1,040,227
Total Common Stocks
(Cost $11,621,523)		13,035,671

MONEY MARKET FUND — 0.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.11%(b) (Cost $92,643)	92,643	92,643

REPURCHASE AGREEMENTS — 2.7%(c)
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $250,030, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $254,353)	$250,000	250,000
RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $107,213, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $109,005)	107,200	107,200
Total Repurchase Agreements
(Cost $357,200)		357,200

Total Investments — 101.7%
(Cost $12,071,366)		13,485,514

Liabilities in Excess of Other Assets — (1.7%)		(221,627)
Net Assets — 100.0%		$13,263,887

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

____________

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $790,987; the aggregate market value of the collateral held by the fund is $807,686. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $450,486.

(b)     Rate shown reflects the 7-day yield as of December 31, 2017.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Banks	3.9%
Building Materials	3.9
Chemicals	7.9
Commercial Services	7.9
Computers	7.9
Diversified Financial Services	7.9
Food	11.7
Hand/Machine Tools	3.9
Healthcare – Products	11.8
Household Products/Wares	3.9
Insurance	7.9
Machinery – Diversified	4.0
Media	4.0
Retail	3.9
Software	7.8
Money Market Fund	0.7
Repurchase Agreements	2.7
Total Investments	101.7
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.6%

Advertising — 1.9%
Innocean Worldwide, Inc. (South Korea)*	2,948	$201,573

Aerospace/Defense — 0.1%
Korea Aerospace Industries Ltd. (South Korea)*	290	12,854

Airlines — 2.2%
Hanjin Kal Corp. (South Korea)*	11,967	204,564
Jin Air Co. Ltd. (South Korea)*	1,244	30,794
Total Airlines		235,358

Apparel — 1.8%
Handsome Co. Ltd. (South Korea)*	6,486	190,542

Auto Manufacturers — 4.3%
Hyundai Motor Co. (South Korea)	3,109	453,042

Auto Parts & Equipment — 4.2%
Hyundai Mobis Co. Ltd. (South Korea)*	1,811	444,905

Banks — 1.8%
Industrial Bank of Korea (South Korea)	12,047	185,113

Biotechnology — 1.4%
Hugel, Inc. (South Korea)*	58	30,318
Medy-Tox, Inc. (South Korea)	61	27,630
Samsung Biologics Co. Ltd. (South Korea)*‡	246	85,251
Total Biotechnology		143,199

Chemicals — 4.9%
Ecopro Co. Ltd. (South Korea)*	282	10,378
Hansol Chemical Co. Ltd. (South Korea)*	627	42,462
LG Chem Ltd. (South Korea)	605	228,878
Lotte Chemical Corp. (South Korea)*	649	223,093
Soulbrain Co. Ltd. (South Korea)*	156	9,836
Wonik Materials Co. Ltd. (South Korea)*	72	4,674
Total Chemicals		519,321

Commercial Services — 0.2%
KGMobilians Co. Ltd. (South Korea)*	2,767	20,910

Computers — 2.5%
NHN KCP Corp. (South Korea)*	715	11,220
Samsung SDS Co. Ltd. (South Korea)*	377	70,431

Investments	Shares	Value
COMMON STOCKS (continued)

Computers (continued)
SK Holdings Co. Ltd. (South Korea)*	687	$181,609
Total Computers		263,260

Cosmetics/Personal Care — 2.7%
Amorepacific Corp. (South Korea)*	475	135,106
CLIO Cosmetics Co. Ltd. (South Korea)*	430	14,761
Cosmax, Inc. (South Korea)*	687	75,082
LG Household & Health Care Ltd. (South Korea)*	55	61,085
Total Cosmetics/Personal Care		286,034

Distribution/Wholesale — 2.0%
Hanwha Corp. (South Korea)*	935	36,246
LG Corp. (South Korea)*	2,053	174,511
Total Distribution/Wholesale		210,757

Diversified Financial Services — 4.7%
KB Financial Group, Inc. (South Korea)	4,982	295,044
KIWOOM Securities Co. Ltd. (South Korea)*	1,057	86,491
NH Investment & Securities Co. Ltd. (South Korea)*	8,775	113,934
Total Diversified Financial Services		495,469

Electrical Components & Equipment — 4.1%
LG Electronics, Inc. (South Korea)	2,230	220,802
LS Corp. (South Korea)*	3,141	212,716
Total Electrical Components & Equipment		433,518

Electronics — 1.1%
L&F Co. Ltd. (South Korea)*	266	10,635
Samsung Electro-Mechanics Co. Ltd. (South Korea)*	1,111	103,778
Total Electronics		114,413

Engineering & Construction — 1.1%
Daelim Industrial Co. Ltd. (South Korea)*	612	47,105
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	11,674	64,556
Total Engineering & Construction		111,661

Food — 2.5%
CJ CheilJedang Corp. (South Korea)*	627	214,359
Daesang Corp. (South Korea)*	825	21,231
NUTRIBIOTECH Co. Ltd. (South Korea)*	1,270	25,980
Total Food		261,570
See accompanying Notes to Financial Statements.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Gas — 1.4%
Korea Gas Corp. (South Korea)*	1,851	$73,569
SK Chemicals Co. Ltd. (South Korea)*	941	74,011
Total Gas		147,580

Healthcare – Products — 0.2%
Interojo Co. Ltd. (South Korea)	597	21,665

Holding Companies – Diversified — 1.0%
CJ Corp. (South Korea)*	621	105,284

Home Furnishings — 0.3%
SM Entertainment Co. (South Korea)*	917	29,723

Insurance — 1.5%
Samsung Life Insurance Co. Ltd. (South Korea)*	1,343	156,185

Internet — 8.1%
Kakao Corp. (South Korea)*	1,492	190,933
NAVER Corp. (South Korea)*	566	459,969
NHN Entertainment Corp. (South Korea)*	3,078	196,661
Total Internet		847,563

Iron/Steel — 1.9%
POSCO (South Korea)	640	198,776

Leisure Time — 0.5%
Hana Tour Service, Inc. (South Korea)	519	49,934

Machinery – Diversified — 2.6%
Hyundai Robotics Co. Ltd. (South Korea)*	531	188,979
SFA Engineering Corp. (South Korea)*	2,389	86,473
Total Machinery – Diversified		275,452

Media — 0.5%
CJ E&M Corp. (South Korea)*	578	52,749

Metal Fabricate/Hardware — 0.1%
Hyosung Corp. (South Korea)*	81	10,555

Miscellaneous Manufacturing — 1.2%
Doosan Corp. (South Korea)*	903	95,314
POSCO Chemtech Co. Ltd. (South Korea)*	287	10,670

Investments	Shares	Value
COMMON STOCKS (continued)

Miscellaneous Manufacturing (continued)
SK Materials Co. Ltd. (South Korea)*	93	$15,637
Total Miscellaneous Manufacturing		121,621

Oil & Gas — 1.8%
S-Oil Corp. (South Korea)	1,719	187,869

Pharmaceuticals — 3.0%
Celltrion Healthcare Co. Ltd. (South Korea)*	112	11,362
Celltrion, Inc. (South Korea)*	2	413
Dong-A Socio Holdings Co. Ltd. (South Korea)*	407	48,663
Green Cross Corp. (South Korea)*	314	66,287
Hanmi Pharm Co. Ltd. (South Korea)*	253	138,015
Yuhan Corp. (South Korea)*	250	51,142
Total Pharmaceuticals		315,882

Retail — 4.4%
E-MART, Inc. (South Korea)*	260	65,817
Lotte Shopping Co. Ltd. (South Korea)*	930	172,874
Samsung C&T Corp. (South Korea)*	899	105,809
Shinsegae, Inc. (South Korea)*	436	122,180
Total Retail		466,680

Semiconductors — 21.4%
Dongjin Semichem Co. Ltd. (South Korea)*	498	10,281
Samsung Electronics Co. Ltd. (South Korea)	767	1,825,525
SK Hynix, Inc. (South Korea)	5,088	363,581
TES Co. Ltd. (South Korea)	1,459	52,061
Total Semiconductors		2,251,448

Shipbuilding — 0.2%
Hyundai Heavy Industries Co. Ltd. (South Korea)*	263	24,690

Telecommunications — 2.1%
SK Telecom Co. Ltd. (South Korea)	896	223,466

See accompanying Notes to Financial Statements.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Transportation — 0.9%
Hyundai Glovis Co. Ltd. (South Korea)*	732	$92,991
Total Common Stocks
(Cost $8,169,016)		10,163,612

Total Investments — 96.6%
(Cost $8,169,016)		10,163,612

Other Assets in Excess of Liabilities — 3.4%		359,020
Net Assets — 100.0%		$10,522,632

____________

*        Non-income producing security.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	1.9%
Aerospace/Defense	0.1
Airlines	2.2
Apparel	1.8
Auto Manufacturers	4.3
Auto Parts & Equipment	4.2
Banks	1.8
Biotechnology	1.4
Chemicals	4.9
Commercial Services	0.2
Computers	2.5
Cosmetics/Personal Care	2.7
Distribution/Wholesale	2.0
Diversified Financial Services	4.7
Electrical Components & Equipment	4.1
Electronics	1.1
Engineering & Construction	1.1
Food	2.5
Gas	1.4
Healthcare – Products	0.2
Holding Companies – Diversified	1.0
Home Furnishings	0.3
Insurance	1.5
Internet	8.1
Iron/Steel	1.9
Leisure Time	0.5
Machinery – Diversified	2.6
Media	0.5
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	1.2
Oil & Gas	1.8
Pharmaceuticals	3.0
Retail	4.4
Semiconductors	21.4
Shipbuilding	0.2
Telecommunications	2.1
Transportation	0.9
Total Investments	96.6
Other Assets in Excess of Liabilities	3.4
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.5%

Advertising — 0.4%
Interpublic Group of Cos., Inc. (The)	3,460	$69,754
Omnicom Group, Inc.	722	52,583
Total Advertising		122,337

Aerospace/Defense — 1.6%
Arconic, Inc.	5,299	144,398
Boeing Co. (The)	233	68,714
General Dynamics Corp.	88	17,904
Harris Corp.	329	46,603
L3 Technologies, Inc.	59	11,673
Lockheed Martin Corp.	29	9,311
Northrop Grumman Corp.	37	11,356
Raytheon Co.	54	10,144
Rockwell Collins, Inc.	449	60,893
TransDigm Group, Inc.(a)	223	61,240
United Technologies Corp.	206	26,279
Total Aerospace/Defense		468,515

Agriculture — 0.7%
Altria Group, Inc.	361	25,779
Archer-Daniels-Midland Co.	2,935	117,635
Philip Morris International, Inc.	511	53,987
Total Agriculture		197,401

Airlines — 1.2%
Alaska Air Group, Inc.	890	65,424
Delta Air Lines, Inc.	2,422	135,632
Southwest Airlines Co.	2,017	132,012
United Continental Holdings, Inc.*	342	23,051
Total Airlines		356,119

Apparel — 1.1%
Hanesbrands, Inc.	3,640	76,112
Michael Kors Holdings Ltd.*	369	23,229
NIKE, Inc., Class B	765	47,851
Ralph Lauren Corp.	1,029	106,697
Under Armour, Inc., Class C*(a)	925	12,321
VF Corp.	732	54,168
Total Apparel		320,378

Auto Manufacturers — 1.3%
Ford Motor Co.	12,358	154,352
General Motors Co.	4,110	168,469
PACCAR, Inc.	892	63,403
Total Auto Manufacturers		386,224

Auto Parts & Equipment — 1.2%
Aptiv PLC	1,070	90,768
BorgWarner, Inc.	1,854	94,721

Investments	Shares	Value
COMMON STOCKS (continued)

Auto Parts & Equipment (continued)
Delphi Technologies PLC*	356	$18,679
Goodyear Tire & Rubber Co. (The)	4,721	152,536
Total Auto Parts & Equipment		356,704

Banks — 6.3%
Bank of America Corp.	2,399	70,819
Bank of New York Mellon Corp. (The)	989	53,268
BB&T Corp.	999	49,670
Capital One Financial Corp.	788	78,469
Citigroup, Inc.	851	63,323
Citizens Financial Group, Inc.	4,184	175,644
Comerica, Inc.	2,218	192,545
Fifth Third Bancorp	895	27,154
Goldman Sachs Group, Inc. (The)	548	139,609
Huntington Bancshares, Inc.	4,016	58,473
JPMorgan Chase & Co.	597	63,843
KeyCorp	2,915	58,796
M&T Bank Corp.	108	18,467
Morgan Stanley	2,949	154,734
Northern Trust Corp.	607	60,633
PNC Financial Services Group, Inc. (The)	432	62,333
Regions Financial Corp.	7,798	134,749
State Street Corp.	1,030	100,538
SunTrust Banks, Inc.	951	61,425
US Bancorp	290	15,538
Wells Fargo & Co.	1,066	64,674
Zions Bancorporation	2,566	130,430
Total Banks		1,835,134

Beverages — 1.0%
Brown-Forman Corp., Class B	242	16,618
Coca-Cola Co. (The)	347	15,920
Constellation Brands, Inc., Class A	325	74,285
Dr Pepper Snapple Group, Inc.	284	27,565
Molson Coors Brewing Co., Class B	1,089	89,374
Monster Beverage Corp.*	855	54,113
PepsiCo, Inc.	107	12,832
Total Beverages		290,707

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.*	851	101,771
Amgen, Inc.	56	9,739
Biogen, Inc.*	183	58,298
Celgene Corp.*	1,000	104,360
Illumina, Inc.*	61	13,328

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Biotechnology (continued)
Incyte Corp.*	172	$16,290
Regeneron Pharmaceuticals, Inc.*	144	54,138
Vertex Pharmaceuticals, Inc.*	83	12,438
Total Biotechnology		370,362

Building Materials — 1.6%
Fortune Brands Home & Security, Inc.	851	58,242
Johnson Controls International PLC	2,798	106,632
Martin Marietta Materials, Inc.	341	75,375
Masco Corp.	2,996	131,644
Vulcan Materials Co.	851	109,243
Total Building Materials		481,136

Chemicals — 1.7%
Air Products & Chemicals, Inc.	330	54,146
Albemarle Corp.	270	34,530
DowDuPont, Inc.	407	28,987
Eastman Chemical Co.	995	92,177
FMC Corp.	95	8,993
International Flavors & Fragrances, Inc.	95	14,498
LyondellBasell Industries NV, Class A	629	69,391
Monsanto Co.	241	28,144
Mosaic Co. (The)	581	14,908
PPG Industries, Inc.	425	49,649
Praxair, Inc.	237	36,659
Sherwin-Williams Co. (The)	154	63,146
Total Chemicals		495,228

Commercial Services — 3.4%
Automatic Data Processing, Inc.	71	8,320
Cintas Corp.	325	50,645
Ecolab, Inc.	324	43,474
Equifax, Inc.	596	70,280
Gartner, Inc.*	331	40,763
Global Payments, Inc.	673	67,461
H&R Block, Inc.	2,437	63,898
IHS Markit Ltd.*	1,222	55,173
Moody’s Corp.	54	7,971
Nielsen Holdings PLC(a)	1,312	47,757
PayPal Holdings, Inc.*	811	59,706
Quanta Services, Inc.*	987	38,602
Robert Half International, Inc.	1,213	67,370
S&P Global, Inc.	337	57,088

Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services (continued)
Total System Services, Inc.	786	$62,165
United Rentals, Inc.*	769	132,199
Verisk Analytics, Inc.*	122	11,712
Western Union Co. (The)	6,313	120,010
Total Commercial Services		1,004,594

Computers — 3.1%
Accenture PLC, Class A	185	28,322
Apple, Inc.	422	71,415
Cognizant Technology Solutions Corp., Class A	1,045	74,216
CSRA, Inc.	1,884	56,369
DXC Technology Co.	1,914	181,639
HP, Inc.	441	9,265
International Business Machines Corp.	227	34,826
NetApp, Inc.	2,196	121,483
Seagate Technology PLC(a)	4,605	192,673
Western Digital Corp.	1,902	151,266
Total Computers		921,474

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	151	11,393
Coty, Inc., Class A	3,816	75,900
Estee Lauder Cos., Inc. (The), Class A	176	22,394
Procter & Gamble Co. (The)	94	8,637
Total Cosmetics/Personal Care		118,324

Distribution/Wholesale — 0.9%
Fastenal Co.	1,479	80,887
LKQ Corp.*	3,032	123,311
W.W. Grainger, Inc.(a)	311	73,474
Total Distribution/Wholesale		277,672

Diversified Financial Services — 7.2%
Affiliated Managers Group, Inc.	804	165,021
Alliance Data Systems Corp.	690	174,901
American Express Co.	917	91,067
Ameriprise Financial, Inc.	1,116	189,129
BlackRock, Inc.	143	73,461
Cboe Global Markets, Inc.	1,218	151,751
Charles Schwab Corp. (The)	1,808	92,877
CME Group, Inc.	60	8,763
Discover Financial Services	2,033	156,378
E*TRADE Financial Corp.*	2,077	102,957
Franklin Resources, Inc.	1,274	55,202

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services (continued)
Intercontinental Exchange, Inc.	657	$46,358
Invesco Ltd.	3,868	141,337
Mastercard, Inc., Class A	401	60,695
Nasdaq, Inc.	489	37,570
Navient Corp.	8,670	115,484
Raymond James Financial, Inc.	1,695	151,364
Synchrony Financial	4,012	154,903
T. Rowe Price Group, Inc.	769	80,691
Visa, Inc., Class A	559	63,737
Total Diversified Financial Services		2,113,646

Electric — 1.4%
AES Corp. (The)	7,148	77,413
Alliant Energy Corp.	345	14,700
Ameren Corp.	213	12,565
American Electric Power Co., Inc.	211	15,523
CenterPoint Energy, Inc.	486	13,783
CMS Energy Corp.	197	9,318
Consolidated Edison, Inc.	214	18,179
Dominion Energy, Inc.	166	13,456
DTE Energy Co.	132	14,449
Duke Energy Corp.	189	15,897
Edison International	180	11,383
Entergy Corp.	415	33,777
Eversource Energy	194	12,257
Exelon Corp.	210	8,276
FirstEnergy Corp.	548	16,780
NRG Energy, Inc.	726	20,676
PG&E Corp.	237	10,625
Pinnacle West Capital Corp.	161	13,714
PPL Corp.	309	9,564
Public Service Enterprise Group, Inc.	302	15,553
SCANA Corp.	228	9,070
Southern Co. (The)	314	15,100
WEC Energy Group, Inc.	235	15,611
Xcel Energy, Inc.	309	14,866
Total Electric		412,535

Electrical Components & Equipment — 0.6%
Acuity Brands, Inc.	766	134,816
AMETEK, Inc.	294	21,306
Emerson Electric Co.	205	14,287
Total Electrical Components & Equipment		170,409

Investments	Shares	Value
COMMON STOCKS (continued)

Electronics — 1.0%
Agilent Technologies, Inc.	124	$8,304
Allegion PLC	682	54,260
Amphenol Corp., Class A	160	14,048
Corning, Inc.	258	8,253
FLIR Systems, Inc.	670	31,235
Fortive Corp.	291	21,054
Garmin Ltd.	185	11,021
Honeywell International, Inc.	243	37,267
Mettler-Toledo International, Inc.*	14	8,673
PerkinElmer, Inc.	342	25,007
TE Connectivity Ltd.	611	58,069
Waters Corp.*	88	17,001
Total Electronics		294,192

Engineering & Construction — 0.5%
Fluor Corp.	1,371	70,812
Jacobs Engineering Group, Inc.	922	60,815
Total Engineering & Construction		131,627

Environmental Control — 0.3%
Republic Services, Inc.	145	9,803
Stericycle, Inc.*	881	59,899
Waste Management, Inc.	189	16,311
Total Environmental Control		86,013

Food — 1.7%
Campbell Soup Co.	342	16,454
Conagra Brands, Inc.	726	27,348
General Mills, Inc.	1,205	71,444
Hershey Co. (The)	70	7,946
Hormel Foods Corp.	450	16,375
JM Smucker Co. (The)	103	12,797
Kellogg Co.	124	8,430
Kraft Heinz Co. (The)	387	30,093
Kroger Co. (The)	3,119	85,617
McCormick & Co., Inc.	96	9,783
Mondelez International, Inc., Class A	1,389	59,449
Safeway, Inc. PDC, LLC CVR*(b)	447	0
Safeway, Inc. SCRP. CVR*(b)	447	0
Sysco Corp.	982	59,637
Tyson Foods, Inc., Class A	972	78,800
Total Food		484,173

Forest Products & Paper — 0.2%
International Paper Co.	1,130	65,472

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Gas — 0.2%
NiSource, Inc.	449	$11,526
Sempra Energy	310	33,145
Total Gas		44,671

Hand/Machine Tools — 0.6%
Snap-on, Inc.	825	143,797
Stanley Black & Decker, Inc.	220	37,332
Total Hand/Machine Tools		181,129

Healthcare – Products — 2.6%
Abbott Laboratories	1,076	61,407
Align Technology, Inc.*	118	26,218
Baxter International, Inc.	746	48,221
Becton Dickinson and Co.	314	67,215
Boston Scientific Corp.*	1,488	36,888
Cooper Cos., Inc. (The)	145	31,593
Danaher Corp.	448	41,583
DENTSPLY SIRONA, Inc.	443	29,163
Edwards Lifesciences Corp.*	500	56,355
Henry Schein, Inc.*	446	31,167
Hologic, Inc.*	1,418	60,620
IDEXX Laboratories, Inc.*	64	10,008
Intuitive Surgical, Inc.*	39	14,233
Medtronic PLC	181	14,616
Patterson Cos., Inc.	901	32,553
ResMed, Inc.	416	35,231
Stryker Corp.	268	41,497
Thermo Fisher Scientific, Inc.	290	55,065
Varian Medical Systems, Inc.*	89	9,892
Zimmer Biomet Holdings, Inc.	534	64,438
Total Healthcare – Products		767,963

Healthcare – Services — 3.3%
Aetna, Inc.	389	70,172
Anthem, Inc.	338	76,053
Centene Corp.*	703	70,919
Cigna Corp.	398	80,830
DaVita, Inc.*	993	71,744
Envision Healthcare Corp.*	3,034	104,855
HCA Healthcare, Inc.*	1,586	139,314
Humana, Inc.	257	63,754
IQVIA Holdings, Inc.*	695	68,041
Laboratory Corp. of America Holdings*	396	63,166
Quest Diagnostics, Inc.	243	23,933
UnitedHealth Group, Inc.	342	75,397

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare – Services (continued)
Universal Health Services, Inc., Class B	568	$64,383
Total Healthcare – Services		972,561

Holding Companies – Diversified — 0.2%
Leucadia National Corp.	2,731	72,344

Home Builders — 1.8%
D.R. Horton, Inc.	3,540	180,788
Lennar Corp., Class A	2,319	146,654
Lennar Corp., Class B	46	2,377
PulteGroup, Inc.	6,388	212,401
Total Home Builders		542,220

Home Furnishings — 0.6%
Leggett & Platt, Inc.	863	41,191
Whirlpool Corp.	863	145,536
Total Home Furnishings		186,727

Household Products/Wares — 0.2%
Avery Dennison Corp.	99	11,371
Church & Dwight Co., Inc.	171	8,579
Clorox Co. (The)	105	15,618
Kimberly-Clark Corp.	96	11,583
Total Household Products/Wares		47,151

Housewares — 0.3%
Newell Brands, Inc.	2,497	77,157

Insurance — 5.8%
Aflac, Inc.	106	9,305
Allstate Corp. (The)	978	102,406
American International Group, Inc.	1,757	104,682
Aon PLC	375	50,250
Arthur J Gallagher & Co.	607	38,411
Assurant, Inc.	1,654	166,789
Berkshire Hathaway, Inc., Class B*	75	14,867
Chubb Ltd.	394	57,575
Everest Re Group Ltd.	508	112,400
Hartford Financial Services Group, Inc. (The)	2,080	117,063
Lincoln National Corp.	1,475	113,383
Loews Corp.	170	8,505
Marsh & McLennan Cos., Inc.	631	51,357
MetLife, Inc.	2,421	122,406
Principal Financial Group, Inc.	1,297	91,516
Progressive Corp. (The)	1,638	92,252
Prudential Financial, Inc.	1,032	118,659

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Insurance (continued)
Torchmark Corp.	353	$32,021
Travelers Cos., Inc. (The)	170	23,059
Unum Group	1,156	63,453
Willis Towers Watson PLC	342	51,536
XL Group Ltd. (Bermuda)	4,240	149,078
Total Insurance		1,690,973

Internet — 2.3%
Alphabet, Inc., Class A*	75	79,005
Alphabet, Inc., Class C*	80	83,712
Amazon.com, Inc.*	18	21,050
eBay, Inc.*	812	30,645
Expedia, Inc.	533	63,837
F5 Networks, Inc.*	580	76,108
Facebook, Inc., Class A*	708	124,934
Netflix, Inc.*	81	15,549
Priceline Group, Inc. (The)*	36	62,559
Symantec Corp.	1,547	43,409
TripAdvisor, Inc.*(a)	301	10,372
VeriSign, Inc.*(a)	545	62,370
Total Internet		673,550

Iron/Steel — 0.6%
Nucor Corp.	2,911	185,081

Leisure Time — 1.2%
Carnival Corp.	1,247	82,763
Harley-Davidson, Inc.	2,263	115,142
Royal Caribbean Cruises Ltd.	1,326	158,165
Total Leisure Time		356,070

Lodging — 1.1%
Hilton Worldwide Holdings, Inc.	941	75,148
Marriott International, Inc., Class A	487	66,101
MGM Resorts International	1,520	50,753
Wyndham Worldwide Corp.	927	107,411
Wynn Resorts Ltd.	126	21,242
Total Lodging		320,655

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	369	58,147

Machinery – Diversified — 0.9%
Cummins, Inc.	428	75,602
Deere & Co.	323	50,553
Flowserve Corp.	269	11,333
Rockwell Automation, Inc.	154	30,238
Roper Technologies, Inc.	128	33,152

Investments	Shares	Value
COMMON STOCKS (continued)

Machinery – Diversified (continued)
Xylem, Inc.	795	$54,219
Total Machinery – Diversified		255,097

Media — 2.8%
CBS Corp., Class B	2,484	146,556
Charter Communications, Inc., Class A*	31	10,415
Comcast Corp., Class A	1,418	56,791
Discovery Communications, Inc., Class A*(a)	6,294	140,860
Discovery Communications, Inc., Class C*	6,842	144,845
News Corp., Class A	1,677	27,184
News Corp., Class B	1,382	22,941
Scripps Networks Interactive, Inc., Class A	267	22,796
Time Warner, Inc.	511	46,741
Twenty-First Century Fox, Inc., Class A	2,352	81,215
Twenty-First Century Fox, Inc., Class B	2,383	81,308
Viacom, Inc., Class B	720	22,183
Walt Disney Co. (The)	274	29,458
Total Media		833,293

Mining — 0.8%
Freeport-McMoRan, Inc.*	11,876	225,169

Miscellaneous Manufacturing — 1.7%
3M Co.	93	21,889
AO Smith Corp.	783	47,982
Dover Corp.	644	65,038
Eaton Corp. PLC	759	59,969
General Electric Co.	3,326	58,039
Illinois Tool Works, Inc.	259	43,214
Ingersoll-Rand PLC	620	55,298
Parker-Hannifin Corp.	318	63,466
Pentair PLC (United Kingdom)	853	60,239
Textron, Inc.	558	31,577
Total Miscellaneous Manufacturing		506,711

Office/Business Equipment — 0.4%
Xerox Corp.	3,968	115,667

Oil & Gas — 4.3%
Andeavor	1,447	165,450
Apache Corp.	367	15,495
Cabot Oil & Gas Corp.	2,677	76,562

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas (continued)
Chevron Corp.	1,170	$146,472
Cimarex Energy Co.	1,305	159,223
Concho Resources, Inc.*	123	18,477
ConocoPhillips	403	22,121
Devon Energy Corp.	4,413	182,698
EOG Resources, Inc.	214	23,093
EQT Corp.	171	9,733
Exxon Mobil Corp.	352	29,441
Marathon Petroleum Corp.	1,723	113,684
Newfield Exploration Co.*	2,036	64,195
Occidental Petroleum Corp.	764	56,276
Phillips 66	650	65,748
Pioneer Natural Resources Co.	126	21,779
Valero Energy Corp.	899	82,627
Total Oil & Gas		1,253,074

Oil & Gas Services — 1.2%
Baker Hughes a GE Co.	2,323	73,500
Halliburton Co.	3,344	163,421
National Oilwell Varco, Inc.	589	21,216
Schlumberger Ltd.	1,394	93,942
Total Oil & Gas Services		352,079

Packaging & Containers — 0.9%
Ball Corp.	1,560	59,046
Packaging Corp. of America	404	48,702
Sealed Air Corp.	1,522	75,035
WestRock Co.	1,501	94,878
Total Packaging & Containers		277,661

Pharmaceuticals — 3.3%
AbbVie, Inc.	1,191	115,182
Allergan PLC	667	109,108
AmerisourceBergen Corp.	719	66,019
Bristol-Myers Squibb Co.	619	37,932
Cardinal Health, Inc.	840	51,467
Eli Lilly & Co.	701	59,206
Express Scripts Holding Co.*	2,521	188,167
Johnson & Johnson	83	11,597
McKesson Corp.	918	143,162
Merck & Co., Inc.	324	18,232
Mylan NV*	1,934	81,828
Perrigo Co. PLC(a)	153	13,335
Pfizer, Inc.	597	21,623
Zoetis, Inc.	652	46,970
Total Pharmaceuticals		963,828

Investments	Shares	Value
COMMON STOCKS (continued)

Pipelines — 0.3%
Kinder Morgan, Inc.	3,389	$61,239
ONEOK, Inc.	265	14,164
Williams Cos., Inc. (The)	308	9,391
Total Pipelines		84,794

Real Estate — 0.4%
CBRE Group, Inc., Class A*	2,602	112,693

REITS — 2.0%
Alexandria Real Estate Equities, Inc.	163	21,286
American Tower Corp.	386	55,071
Apartment Investment & Management Co., Class A	460	20,107
AvalonBay Communities, Inc.	93	16,592
Boston Properties, Inc.	152	19,765
Crown Castle International Corp.	207	22,979
Digital Realty Trust, Inc.	172	19,591
Duke Realty Corp.	700	19,047
Equinix, Inc.	37	16,769
Equity Residential	280	17,856
Essex Property Trust, Inc.	76	18,344
Extra Space Storage, Inc.	170	14,866
Federal Realty Investment Trust	140	18,593
GGP, Inc.	837	19,577
HCP, Inc.	669	17,448
Host Hotels & Resorts, Inc.	911	18,083
Iron Mountain, Inc.	467	17,620
Kimco Realty Corp.	924	16,771
Macerich Co. (The)	371	24,367
Mid-America Apartment Communities, Inc.	169	16,995
Prologis, Inc.	296	19,095
Public Storage	80	16,720
Realty Income Corp.	338	19,273
Regency Centers Corp.	260	17,987
SBA Communications Corp.*	89	14,539
Simon Property Group, Inc.	73	12,537
UDR, Inc.	545	20,993
Ventas, Inc.	272	16,323
Vornado Realty Trust	151	11,805
Welltower, Inc.	282	17,983
Weyerhaeuser Co.	501	17,665
Total REITS		596,647

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 8.2%
Advance Auto Parts, Inc.	631	$62,904
AutoZone, Inc.*	179	127,335
Best Buy Co., Inc.	1,856	127,080
CarMax, Inc.*	842	53,998
Chipotle Mexican Grill, Inc.*(a)	168	48,557
Costco Wholesale Corp.	74	13,773
CVS Health Corp.	834	60,465
Darden Restaurants, Inc.	612	58,764
Dollar General Corp.	828	77,012
Dollar Tree, Inc.*	783	84,024
Foot Locker, Inc.	2,511	117,716
Gap, Inc. (The)	1,888	64,305
Genuine Parts Co.	168	15,962
Home Depot, Inc. (The)	376	71,263
Kohl’s Corp.	1,316	71,367
L Brands, Inc.	2,211	133,146
Lowe’s Cos., Inc.	1,173	109,019
Macy’s, Inc.(a)	5,990	150,888
McDonald’s Corp.	77	13,253
Nordstrom, Inc.(a)	884	41,884
O’Reilly Automotive, Inc.*	319	76,732
PVH Corp.	833	114,296
Ross Stores, Inc.	1,068	85,707
Signet Jewelers Ltd.(a)	1,567	88,614
Starbucks Corp.	1,179	67,710
Tapestry, Inc.	1,570	69,441
Target Corp.	302	19,706
Tiffany & Co.	346	35,967
TJX Cos., Inc. (The)	905	69,196
Tractor Supply Co.	980	73,255
Ulta Beauty, Inc.*	434	97,069
Walgreens Boots Alliance, Inc.	844	61,291
Wal-Mart Stores, Inc.	119	11,751
Yum! Brands, Inc.	507	41,376
Total Retail		2,414,826

Savings & Loans — 0.1%
People’s United Financial, Inc.	934	17,466

Semiconductors — 5.1%
Advanced Micro Devices, Inc.*(a)	1,428	14,680
Analog Devices, Inc.	747	66,505
Applied Materials, Inc.	3,357	171,610

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors (continued)
Broadcom Ltd.	577	$148,231
Intel Corp.	1,697	78,333
KLA-Tencor Corp.	1,422	149,410
Lam Research Corp.	879	161,798
Microchip Technology, Inc.(a)	1,327	116,617
Micron Technology, Inc.*	4,469	183,765
NVIDIA Corp.	46	8,901
Qorvo, Inc.*	2,043	136,064
QUALCOMM, Inc.	1,265	80,985
Skyworks Solutions, Inc.	1,299	123,340
Texas Instruments, Inc.	398	41,567
Xilinx, Inc.	150	10,113
Total Semiconductors		1,491,919

Software — 2.5%
Activision Blizzard, Inc.	959	60,724
Adobe Systems, Inc.*	430	75,353
Akamai Technologies, Inc.*	1,262	82,081
ANSYS, Inc.*	74	10,922
Autodesk, Inc.*	183	19,184
CA, Inc.	465	15,475
Cadence Design Systems, Inc.*	448	18,735
Cerner Corp.*	718	48,386
Citrix Systems, Inc.*	998	87,824
Electronic Arts, Inc.*	287	30,152
Fidelity National Information Services, Inc.	610	57,395
Fiserv, Inc.*	387	50,747
Intuit, Inc.	288	45,441
Microsoft Corp.	130	11,120
Oracle Corp.	1,157	54,703
Paychex, Inc.	176	11,982
Red Hat, Inc.*	188	22,579
salesforce.com, Inc.*	187	19,117
Synopsys, Inc.*	105	8,950
Total Software		730,870

Telecommunications — 0.8%
AT&T, Inc.	350	13,608
CenturyLink, Inc.	334	5,571
Cisco Systems, Inc.	921	35,274
Juniper Networks, Inc.	4,755	135,518
Motorola Solutions, Inc.	316	28,548

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Telecommunications (continued)
Verizon Communications, Inc.	312	$16,514
Total Telecommunications		235,033

Textiles — 0.0%**
Mohawk Industries, Inc.*	31	8,553

Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	466	42,355
Mattel, Inc.	771	11,858
Total Toys/Games/Hobbies		54,213

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	145	12,918
CSX Corp.	823	45,273
Expeditors International of Washington, Inc.	503	32,539
FedEx Corp.	312	77,856
JB Hunt Transport Services, Inc.	458	52,661
Kansas City Southern	551	57,976
Norfolk Southern Corp.	424	61,438
Union Pacific Corp.	497	66,648
United Parcel Service, Inc., Class B	337	40,154
Total Transportation		447,463

Water — 0.0%**
American Water Works Co., Inc.	124	11,345
Total Common Stocks
(Cost $23,608,737)		28,925,176

MONEY MARKET FUND — 1.5%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.17%(c) (Cost $449,530)	449,530	449,530

REPURCHASE AGREEMENTS — 2.1%(d)
Citigroup Global Markets, Inc., dated 12/29/17, due 01/02/18, 1.39%, total to be received $106,361, (collateralized by various U.S. Government Agency Obligations, 0.00% – 4.38%, 02/15/18 – 11/15/39, totaling $107,941)	$106,349	106,349

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $250,030, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $254,353)	$250,000	$250,000
RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $250,029, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $254,210)	250,000	250,000
Total Repurchase Agreements
(Cost $606,349)		606,349

Total Investments — 102.1%
(Cost $24,664,616)		29,981,055

Liabilities in Excess of Other Assets — (2.1%)		(617,975)
Net Assets — 100.0%		$29,363,080

____________

CVR — Contingent Value Rights

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

**       Less than 0.05%.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,061,468; the aggregate market value of the collateral held by the fund is $1,088,286. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $481,937.

(b)     Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)     Rate shown reflects the 7-day yield as of December 31, 2017.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.4%
Aerospace/Defense	1.6
Agriculture	0.7
Airlines	1.2
Apparel	1.1
Auto Manufacturers	1.3
Auto Parts & Equipment	1.2
Banks	6.3
Beverages	1.0
Biotechnology	1.3
Building Materials	1.6
Chemicals	1.7
Commercial Services	3.4
Computers	3.1
Cosmetics/Personal Care	0.4
Distribution/Wholesale	0.9
Diversified Financial Services	7.2
Electric	1.4
Electrical Components & Equipment	0.6
Electronics	1.0
Engineering & Construction	0.5
Environmental Control	0.3
Food	1.7
Forest Products & Paper	0.2
Gas	0.2
Hand/Machine Tools	0.6
Healthcare – Products	2.6
Healthcare – Services	3.3
Holding Companies – Diversified	0.2
Home Builders	1.8
Home Furnishings	0.6
Household Products/Wares	0.2
Housewares	0.3
Insurance	5.8
Internet	2.3
Iron/Steel	0.6
Leisure Time	1.2
Lodging	1.1
Machinery – Construction & Mining	0.2
Machinery – Diversified	0.9
Media	2.8
Mining	0.8

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Miscellaneous Manufacturing	1.7%
Office/Business Equipment	0.4
Oil & Gas	4.3
Oil & Gas Services	1.2
Packaging & Containers	0.9
Pharmaceuticals	3.3
Pipelines	0.3
Real Estate	0.4
REITS	2.0
Retail	8.2
Savings & Loans	0.1
Semiconductors	5.1
Software	2.5
Telecommunications	0.8
Textiles	0.0 **
Toys/Games/Hobbies	0.2
Transportation	1.5
Water	0.0 **
Money Market Fund	1.5
Repurchase Agreements	2.1
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.3%

Asset Allocation Fund — 12.7%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	47,230	$2,389,838

Debt Fund — 85.6%
AdvisorShares Peritus High Yield ETF†	35,991	1,301,147
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,945	2,424,514
PowerShares Emerging Markets Sovereign Debt Portfolio	37,384	1,104,323
PowerShares Financial Preferred Portfolio(a)	117,600	2,219,112
PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	28,924	739,587
PowerShares International Corporate Bond Portfolio(a)	33,834	933,480
PowerShares National AMT-Free Municipal Bond Portfolio(a)	21,751	561,393
PowerShares Senior Loan Portfolio	64,366	1,482,993
PowerShares Taxable Municipal Portfolio(a)	24,366	747,792
PowerShares Variable Rate Preferred Portfolio	21,425	549,765
SPDR Bloomberg Barclays High Yield Bond ETF(a)	14,969	549,662
Vanguard Intermediate-Term Treasury ETF(a)	8,589	549,267
Vanguard Long-Term Treasury ETF(a)	4,772	372,216
Vanguard Mortgage-Backed Securities ETF	24,570	1,288,451
WisdomTree Emerging Markets Corporate Bond Fund	17,772	1,295,223
Total Debt Fund		16,118,925
Total Exchange Traded Funds
(Cost $18,192,863)		18,508,763

MONEY MARKET FUNDS — 3.8%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.17%(b)(c)	124,000	124,000
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.17%(b)	346,835	346,835
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class, 1.20%(b)(c)	121,000	121,000

Investments	Shares/ Principal	Value
MONEY MARKET FUNDS (continued)

Invesco STIT – Government & Agency Portfolio, Institutional Class, 1.18%(b)(c)	125,000	$125,000
Total Money Market Funds
(Cost $716,835)		716,835

REPURCHASE AGREEMENTS — 28.1%(c)
BNP Paribas Securities Corp., dated 12/29/17, due 01/02/18, 1.40%, total to be received $1,320,630, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 03/31/19 – 10/20/47, totaling $1,343,486)	$1,320,476	1,320,476
Citigroup Global Markets, Inc., dated 12/29/17, due 01/02/18, 1.41%, total to be received $1,320,631, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 04/01/18 – 08/20/67, totaling $1,342,706)	1,320,476	1,320,476
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $1,320,633, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $1,343,468)	1,320,476	1,320,476
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $21,345, (collateralized by various U.S. Government Agency Obligations, 1.88% – 2.75%, 07/31/22 – 08/15/42, totaling $21,597)	21,343	21,343

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $1,320,630, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $1,342,715)	$1,320,476	$1,320,476
Total Repurchase Agreements
(Cost $5,303,247)		5,303,247

Total Investments — 130.2%
(Cost $24,212,945)		24,528,845

Liabilities in Excess of Other Assets — (30.2%)		(5,690,641)

Net Assets — 100.0%		$18,838,204

____________

ETF — Exchange Traded Fund

†       Affiliated Company.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,534,850; the aggregate market value of the collateral held by the fund is $5,673,247.

(b)     Rate shown reflects the 7-day yield as of December 31, 2017.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Allocation Fund	12.7%
Debt Fund	85.6
Money Market Funds	3.8
Repurchase Agreements	28.1
Total Investments	130.2
Liabilities in Excess of Other Assets	(30.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.9%

ARGENTINA — 3.2%
Empresa Distribuidora Y Comercializadora Norte*(a)	3,025	$150,343
Grupo Supervielle SA(a)	4,304	126,193
Pampa Energia SA*(a)	1,672	112,492
Telecom Argentina SA(a)(b)	940	34,432
Total Argentina		423,460

BELGIUM — 2.4%
Anheuser-Busch InBev SA/NV(a)(b)	2,885	321,851

BRAZIL — 5.9%
Banco Bradesco SA(a)	6,338	64,901
Banco Santander Brasil SA(a)	7,741	74,855
Cia Brasileira de Distribuicao(a)	4,154	97,910
Cia de Saneamento Basico do Estado de Sao Paulo(a)	11,253	117,594
Embraer SA(a)	2,630	62,936
Fibria Celulose SA(a)	6,068	89,200
Itau Unibanco Holding SA(a)	3,159	41,067
Telefonica Brasil SA(a)	3,011	44,653
TIM Participacoes SA(a)	3,353	64,746
Vale SA(a)	9,178	112,247
Total Brazil		770,109

CANADA — 3.9%
Canadian Solar, Inc.*(b)	10,671	179,913
CGI Group, Inc., Class A*	1,391	75,573
Magna International, Inc.	2,660	150,742
Manulife Financial Corp.(b)	5,272	109,974
Total Canada		516,202

CHILE — 1.3%
Banco Santander Chile(a)	601	18,793
Latam Airlines Group SA(a)(b)	7,092	98,579
Sociedad Quimica y Minera de Chile SA(a)(b)	823	48,862
Total Chile		166,234

CHINA — 15.8%
51job, Inc.*(a)(b)	407	24,766
58.com, Inc.*(a)	371	26,552
Alibaba Group Holding Ltd.*(a)(b)	2,233	385,036
Autohome, Inc.*(a)	924	59,755
Baidu, Inc.*(a)	170	39,816
Bitauto Holdings Ltd.*(a)(b)	1,446	45,983
Changyou.com Ltd.*(a)	2,769	100,875
Cheetah Mobile, Inc.*(a)(b)	10,094	121,935

Investments	Shares	Value
COMMON STOCKS (continued)

CHINA (continued)
Daqo New Energy Corp.*(a)	2,683	$159,477
Fang Holdings Ltd.*(a)(b)	5,364	29,931
Huaneng Power International, Inc.(a)(b)	1,811	45,275
Jumei International Holding Ltd.*(a)(b)	38,416	112,175
Momo, Inc.*(a)	2,893	70,821
NetEase, Inc.(a)(b)	282	97,310
New Oriental Education & Technology Group, Inc.(a)	428	40,232
Noah Holdings Ltd.*(a)	1,586	73,400
NQ Mobile, Inc., Class A*(a)(b)	24,197	97,272
Tarena International, Inc.(a)(b)	7,205	108,003
Vipshop Holdings Ltd.*(a)	8,920	104,542
Xinyuan Real Estate Co., Ltd.(a)	11,378	77,484
Yirendai Ltd.(a)(b)	1,745	76,728
YY, Inc.*(a)	827	93,501
ZTO Express Cayman, Inc.*(a)	5,708	90,472
Total China		2,081,341

COLOMBIA — 1.5%
Bancolombia SA(a)(b)	696	27,604
Ecopetrol SA(a)(b)	11,448	167,484
Total Colombia		195,088

FINLAND — 2.8%
Nokia OYJ(a)	79,624	371,048

FRANCE — 2.4%
Criteo SA*(a)	12,227	318,269

INDIA — 1.0%
HDFC Bank Ltd.(a)	624	63,442
Infosys Ltd.(a)(b)	1,367	22,173
WNS Holdings Ltd.*(a)	1,074	43,099
Total India		128,714

IRELAND — 1.3%
Trinity Biotech PLC*(a)(b)	33,971	173,592

ISRAEL — 4.2%
Teva Pharmaceutical Industries Ltd.(a)(b)	29,516	559,328

LUXEMBOURG — 4.0%
Ternium SA(a)	16,645	525,816

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

MEXICO — 1.4%
America Movil SAB de CV, Class L(a)	4,882	$83,726
Cemex SAB de CV*(a)	10,671	80,032
Grupo Televisa SAB(a)	1,377	25,709
Total Mexico		189,467

NETHERLANDS – 17.3%
Aegon NV(c)	88,830	559,629
Royal Dutch Shell PLC, Class A(a)	10,315	688,114
Royal Dutch Shell PLC, Class B(a)(b)	8,148	556,427
VEON Ltd.(a)	123,136	472,842
Total Netherlands		2,277,012

NORWAY — 4.1%
Statoil ASA(a)	25,294	541,798

PERU — 0.9%
Cia de Minas Buenaventura SAA(a)	8,254	116,216

RUSSIA — 0.8%
Mobile TeleSystems PJSC(a)	4,901	49,941
QIWI PLC(a)	3,431	59,459
Total Russia		109,400

SOUTH AFRICA — 0.3%
MiX Telematics Ltd.(a)	3,603	45,974

SOUTH KOREA — 0.9%
Hanwha Q CELLS Co. Ltd.*(a)(b)	1,830	12,846
LG Display Co., Ltd.(a)(b)	7,372	101,439
Total South Korea		114,285

SPAIN — 2.6%
Grifols SA(a)	14,712	337,199

SWITZERLAND — 4.4%
STMicroelectronics NV(b) (c)	26,547	579,786

TAIWAN — 6.0%
Advanced Semiconductor Engineering, Inc.(a)	4,410	28,577
Himax Technologies, Inc.(a)	3,047	31,750
Silicon Motion Technology Corp.(a)(b)	11,031	584,202
Siliconware Precision Industries Co., Ltd.(a)(b)	9,695	81,535

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

TAIWAN (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,442	$57,175
Total Taiwan		783,239

UNITED KINGDOM — 4.2%
BP PLC(a)	13,236	556,309

UNITED STATES — 8.3%
Carnival PLC(a)(b)	4,647	308,003
Mitel Networks Corp.*	25,985	213,856
Shire PLC(a)	3,365	521,979
Tucows, Inc., Class A*(b)	619	43,361
Total United States		1,087,199
Total Common Stocks
(Cost $11,319,423)		13,288,936

MONEY MARKET FUNDS — 3.6%(e)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.17%(d)	158,000	158,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.20%(d)	154,000	154,000
Invesco STIT – Government & Agency Portfolio, Institutional Class 1.18%(d)	159,000	159,000
Total Money Market Funds
(Cost $471,000)		471,000

REPURCHASE AGREEMENTS — 21.8%(e)
Citigroup Global Markets, Inc., dated 12/29/17, due 01/02/18, 1.41%, total to be received $777,542, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 04/01/18 – 08/20/67, totaling $790,539)	$777,451	777,451
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $777,544, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $790,988)	777,451	777,451

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

Mizuho Securities USA, Inc., dated 12/29/17, due 01/02/18, 1.38%, total to be received $536,846, (collateralized by various U.S. Government Agency Obligations, 0.00% – 2.13%, 07/19/18 – 09/30/24, totaling $545,853)	$536,784	$536,784
RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $777,542, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $790,544)	777,451	777,451
Total Repurchase Agreements
(Cost $2,869,137)		2,869,137

Total Investments — 126.3%
(Cost $14,659,560)		16,629,073

Liabilities in Excess of Other Assets — (26.3%)		(3,465,372)

Net Assets — 100.0%		$13,163,701

____________

PLC — Public Limited Company

*        Non-income producing security.

(a)     American Depositary Receipt.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,250,478; the aggregate market value of the collateral held by the fund is $4,370,190. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,030,053.

(c)     Registered Shares.

(d)    Rate shown reflects the 7-day yield as of December 31, 2017.

(e)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.5%
Airlines	0.7
Auto Parts & Equipment	1.1
Banks	3.2
Beverages	2.4
Building Materials	0.6
Chemicals	1.6
Commercial Services	1.6
Computers	1.1
Diversified Financial Services	1.1
Electric	2.3
Electronics	0.8
Energy – Alternate Sources	1.5
Food	0.7
Forest Products & Paper	0.7
Healthcare – Products	1.3
Insurance	5.1
Internet	9.7
Iron/Steel	4.8
Leisure Time	2.3
Media	0.2
Mining	0.9
Oil & Gas	19.1
Pharmaceuticals	10.8
Real Estate	0.6
Semiconductors	10.4
Software	5.7
Telecommunications	8.5
Transportation	0.7
Water	0.9
Money Market Funds	3.6
Repurchase Agreements	21.8
Total Investments	126.3
Liabilities in Excess of Other Assets	(26.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 95.4%

Equity Fund — 95.4%
iShares Core S&P Mid-Cap ETF	14,411	$2,734,920
iShares Core S&P Small-Cap ETF(a)	53,229	4,088,519
iShares Micro-Cap ETF	14,200	1,359,082
iShares MSCI Emerging Markets ETF	29,255	1,378,496
iShares Nasdaq Biotechnology ETF	12,720	1,358,114
iShares U.S. Financials ETF(a)	11,311	1,350,873
SPDR S&P Regional Banking ETF(a)	22,911	1,348,312
Total Exchange Traded Funds
(Cost $13,598,928)		13,618,316

MONEY MARKET FUNDS — 8.0%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.17%(b) (c)	151,000	151,000
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 1.23%(b)	689,528	689,528
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class, 1.20%(b)(c)	148,000	148,000
Invesco STIT – Government & Agency Portfolio, Institutional Class, 1.18%(b)(c)	152,000	152,000
Total Money Market Funds
(Cost $1,140,528)		1,140,528

REPURCHASE AGREEMENTS — 27.3%(c)
Citigroup Global Markets, Inc., dated 12/29/17, due 01/02/18, 1.41%, total to be received $1,010,704, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 04/01/18 – 08/20/67, totaling $1,027,598)	$1,010,585	1,010,585
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $1,010,705, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $1,028,182)	1,010,585	1,010,585

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

HSBC Securities USA, Inc., dated 12/29/17, due 01/02/18, 1.36%, total to be received $859,140, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.13%, 12/31/17 – 05/15/47, totaling $872,104)	$859,043	$859,043
RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $1,010,703, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $1,027,605)	1,010,585	1,010,585
Total Repurchase Agreements
(Cost $3,890,798)		3,890,798

Total Investments — 130.7%
(Cost $18,630,254)		18,649,642

Liabilities in Excess of Other Assets — (30.7%)		(4,383,694)

Net Assets — 100.0%		$14,265,948

____________

ETF — Exchange Traded Fund

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,245,890; the aggregate market value of the collateral held by the fund is $4,341,798.

(b)     Rate shown reflects the 7-day yield as of December 31, 2017.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	95.4%
Money Market Funds	8.0
Repurchase Agreements	27.3
Total Investments	130.7
Liabilities in Excess of Other Assets	(30.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NEW TECH AND MEDIA ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.6%

Computers — 9.4%
Apple, Inc.	14,463	$2,447,573
DXC Technology Co.	25,854	2,453,545
Total Computers		4,901,118

Healthcare – Products — 3.6%
Mazor Robotics Ltd. (Israel)*(a)(b)	36,506	1,883,710

Home Furnishings — 10.0%
Roku, Inc.*(a)	100,000	5,178,000

Internet — 54.5%
Alphabet, Inc., Class C*	5,103	5,339,779
Amazon.com, Inc.*	5,670	6,630,895
CDW Corp.	30,000	2,084,700
Facebook, Inc., Class A*	10,930	1,928,708
Netflix, Inc.*	12,821	2,461,119
Snap, Inc., Class A*	140,000	2,045,400
Tencent Holdings Ltd. (China)(b)	45,092	2,341,177
Tucows, Inc., Class A*(a)	30,957	2,168,538
Twitter, Inc.*	138,236	3,319,046
Total Internet		28,319,362

Software — 9.2%
Ebix, Inc.	29,358	2,326,622
Microsoft Corp.	28,463	2,434,725
Total Software		4,761,347

Telecommunications — 12.9%
GTT Communications, Inc.*(a)	49,000	2,300,550
Nice Ltd. (Israel)(b)	26,316	2,418,704
TESSCO Technologies, Inc.	100,000	2,015,000
Total Telecommunications		6,734,254
Total Common Stocks
(Cost $51,159,699)		51,777,791

MONEY MARKET FUND — 0.4%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 1.23%(c) (Cost $192,733)	192,733	192,733

Investments	Principal	Value
REPURCHASE AGREEMENTS — 13.8%(d)

Citigroup Global Markets, Inc., dated 12/29/17, due 01/02/18, 1.41%, total to be received $1,676,649, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 04/01/18 – 8/20/67, totaling $1,704,674)	$1,676,452	$1,676,452
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $1,676,652, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $1,705,643)	1,676,452	1,676,452
HSBC Securities USA, Inc., dated 12/29/17, due 01/02/18, 1.37%, total to be received $1,676,643, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.25%, 01/15/18 – 02/15/47, totaling $1,704,007)	1,676,452	1,676,452
Mizuho Securities USA, Inc., dated 12/29/17, due 01/02/18, 1.38%, total to be received $496,918, (collateralized by various U.S. Government Agency Obligations, 0.00% – 2.13%, 07/19/18 – 09/30/24, totaling $505,256)	496,861	496,861

See accompanying Notes to Financial Statements.

ADVISORSHARES NEW TECH AND MEDIA ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $1,676,648, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $1,704,686)	$1,676,452	$1,676,452
Total Repurchase Agreements
(Cost $7,202,669)		7,202,669

Total Investments — 113.8%
(Cost $58,555,101)		59,173,193

Liabilities in Excess of Other Assets — (13.8%)		(7,189,887)
Net Assets — 100.0%		$51,983,306

____________

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $7,024,961; the aggregate market value of the collateral held by the fund is $7,202,669.

(b)     American Depositary Receipt.

(c)     Rate shown reflects the 7-day yield as of December 31, 2017.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Computers	9.4%
Healthcare – Products	3.6
Home Furnishings	10.0
Internet	54.5
Software	9.2
Telecommunications	12.9
Money Market Fund	0.4
Repurchase Agreements	13.8
Total Investments	113.8
Liabilities in Excess of Other Assets	(13.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES — 29.0%

American Credit Acceptance Receivables Trust, Class B, Series 2016-1A, 4.24%, 06/13/22‡	$555,876	$559,356
American Credit Acceptance Receivables Trust, Class C, Series 2017-2, 2.86%, 06/12/23‡	645,000	644,962
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-1, 2.30%, 03/08/21	720,000	721,082
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	500,331
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-3, 2.73%, 03/08/21	655,000	658,575
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	715,000	721,410
AmeriCredit Automobile Receivables Trust, Class C, Series 2017-1, 2.71%, 08/18/22	650,000	649,845
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	755,000	757,186
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35‡	596,763	595,408
Ascentium Equipment Receivables Trust, Class B, Series 2017-1A, 2.85%, 10/10/21‡	645,000	639,948
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@*	256,757	262,263
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	250,000	250,009
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,138,398
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	1,465,000	1,475,056

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2015-2A, 2.63%, 12/20/21‡	$670,000	$669,197
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	543,959	540,807
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	127,656	127,424
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	595,830	595,973
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	271,496	271,364
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	500,000	500,867
California Republic Auto Receivables Trust, Class B, Series 2015-3, 2.70%, 09/15/21	645,000	645,545
Capital Auto Receivables Asset Trust, Class C, Series 2015-2, 2.67%, 08/20/20	650,000	653,379
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	32,710	32,740
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	479,834
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	1,002,822
CarMax Auto Owner Trust, Class B, Series 2014-4, 2.20%, 09/15/20	700,000	700,374
CarMax Auto Owner Trust, Class C, Series 2015-2, 2.39%, 03/15/21	615,000	615,932
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	436,522	435,209
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	635,000	646,971

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	$549,470	$550,974
CLUB Credit Trust, Class B, Series 2017-P1, 3.56%, 09/15/23‡	270,000	270,780
Conseco Finance Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@*	5,123	5,142
CPS Auto Receivables Trust, Class B, Series 2017-C, 2.30%, 07/15/21‡	805,000	801,937
Dell Equipment Finance Trust, Class A3, Series 2017-2, 2.19%, 10/24/22‡	615,000	613,204
Diamond Resorts Owner Trust, Class A, Series 2014-1, 2.54%, 05/20/27‡	398,659	396,350
Diamond Resorts Owner Trust, Class A, Series 2017-1A, 3.27%, 10/22/29‡	617,313	613,025
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	216,493	216,957
Drive Auto Receivables Trust, Class B, Series 2016-AA, 3.17%, 05/15/20‡	85,897	85,975
Drive Auto Receivables Trust, Class B, Series 2016-BA, 2.56%, 06/15/20‡	570,838	571,410
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	726,183	730,894
Drive Auto Receivables Trust, Class C, Series 2016-CA, 3.02%, 11/15/21‡	665,000	670,185
Drive Auto Receivables Trust, Class C, Series 2017-2, 2.75%, 09/15/23	805,000	806,475
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	173,687	173,320
DT Auto Owner Trust, Class B, Series 2016-1A, 2.79%, 05/15/20‡	19,219	19,225

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

DT Auto Owner Trust, Class C, Series 2014-3A, 3.04%, 09/15/20‡	$12,263	$12,270
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21‡	541,221	542,715
DT Auto Owner Trust, Class C, Series 2016-2A, 3.67%, 01/18/22‡	625,000	628,972
DT Auto Owner Trust, Class C, Series 2016-3A, 3.15%, 03/15/22‡	650,000	652,191
Exeter Automobile Receivables Trust, Class A, Series 2016-1A, 2.35%, 07/15/20‡	126,579	126,668
Exeter Automobile Receivables Trust, Class B, Series 2017-2A, 2.82%, 05/16/22‡	785,000	783,252
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	270,000	268,309
Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	218,121	218,551
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	564,755	566,875
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	500,000	506,306
Exeter Automobile Receivables Trust, Class C, Series 2015-2A, 3.90%, 03/15/21‡	1,115,000	1,128,994
First Investors Auto Owner Trust, Class B, Series 2017-2A, 2.65%, 11/15/22‡	650,000	649,504
Flagship Credit Auto Trust, Class A, Series 2016-1, 2.77%, 12/15/20‡	282,905	284,054
Flagship Credit Auto Trust, Class D, Series 2014-2, 5.21%, 02/15/21‡	645,000	662,827
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	520,092	520,578
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22‡	650,000	645,829

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

GLS Auto Receivables Trust, Class B, Series 2017-1A, 2.98%, 12/15/21‡	$770,000	$767,974
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	225,227	224,398
GreatAmerica Leasing Receivables Funding LLC, Class A4, Series 2017-1, 2.36%, 01/20/23‡	640,000	636,650
Hertz Vehicle Financing II LP, Class A, Series 2015-2A, 2.02%, 09/25/19‡	1,075,000	1,072,863
Hertz Vehicle Financing II LP, Class A, Series 2016-1A, 2.32%, 03/25/20‡	200,000	199,387
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	394,429	391,770
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	140,284	138,157
Hilton Grand Vacations Trust, Class A, Series 2017-AA, 2.66%, 12/26/28‡	544,371	540,885
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	426,461
Hyundai Auto Receivables Trust, Class D, Series 2015-A, 2.73%, 06/15/21	500,000	502,742
Leaf Receivables Funding 12 LLC, Class B, Series 2017-1, 2.65%, 02/15/22‡	775,000	767,504
Mariner Finance Issuance Trust, Class A, Series 2017-AA, 3.62%, 02/20/29‡	645,000	649,333
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	439,918	438,415
Murray Hill Marketplace Trust, Class A, Series 2016-LC1, 4.19%, 11/25/22‡	69,297	69,403
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	280,865	278,094

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Navient Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 12/16/58‡	$670,000	$665,037
Navistar Financial Dealer Note Master Owner Trust II, Class B, Series 2016-1, 3.30%, (1-Month USD LIBOR + 1.75%), 09/27/21@‡	1,065,000	1,071,221
NextGear Floorplan Master Owner Trust, Class A2, Series 2017-2A, 2.56%, 10/17/22‡	670,000	668,419
OneMain Direct Auto Receivables Trust, Class B, Series 2016-1A, 2.76%, 05/15/21‡	1,010,000	1,012,778
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26‡	120,000	120,763
OneMain Financial Issuance Trust, Class A, Series 2015-2A, 2.57%, 07/18/25‡	144,774	144,861
Orange Lake Timeshare Trust, Class A, Series 2012-AA, 3.45%, 03/10/27‡	53,212	53,398
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	266,666	264,640
Prestige Auto Receivables Trust, Class C, Series 2017-1A, 2.81%, 01/17/23‡	810,000	806,495
Santander Drive Auto Receivables Trust, Class B, Series 2016-2, 2.08%, 02/16/21	750,000	750,272
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	126,073	126,129
Santander Drive Auto Receivables Trust, Class C, Series 2016-1, 3.09%, 04/15/22	1,370,000	1,384,383
Santander Drive Auto Receivables Trust, Class C, Series 2017-1, 2.58%, 05/16/22	650,000	648,410
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	473,587	474,893

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	$73,778	$73,615
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31@‡*	47,215	47,125
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	144,945	144,543
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	427,014	425,404
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	176,570	177,750
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	374,289	376,341
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26‡	633,839	640,399
Sofi Consumer Loan Program LLC, Class A2, Series 2017-5, 2.78%, 09/25/26‡	270,000	267,758
Sofi Consumer Loan Program LLC, Class A2, Series 2017-6, 2.82%, 11/25/26‡	660,000	659,956
Sofi Professional Loan Program LLC, Class A2A, Series 2017-C, 1.75%, 07/25/40‡	600,570	598,271
SoFi Professional Loan Program LLC, Class A1FX, Series 2017-B, 1.83%, 05/25/40‡	440,647	439,970
SoFi Professional Loan Program LLC, Class A2, Series 2015-A, 2.42%, 03/25/30‡	142,749	142,850
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29‡	805,000	806,491
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	800,649

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	$47,244	$47,252
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	633,320	631,635
Volvo Financial Equipment LLC, Class B, Series 2017-1A, 2.40%, 01/18/22‡	650,000	645,323
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	332,959	331,538
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	522,963	536,535
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	326,453	328,389
Westlake Automobile Receivables Trust, Class B, Series 2016-3A, 2.07%, 12/15/21‡	1,230,000	1,226,366
Westlake Automobile Receivables Trust, Class C, Series 2015-1A, 2.29%, 11/16/20‡	60,213	60,220
Westlake Automobile Receivables Trust, Class C, Series 2016-2A, 2.83%, 05/17/21‡	780,000	782,534
Total Asset Backed Securities
(Cost $57,705,454)		57,702,664

MORTGAGE BACKED SECURITIES — 25.8%

Commercial Mortgage Backed Securities — 5.7%
Access Point Funding I LLC, Class A, Series 2017-A, 3.06%, 04/15/29‡	411,359	410,523
Aventura Mall Trust, Class C, Series 2013-AVM, 3.74%, 12/05/32@‡*	250,000	254,755
BAMLL Commercial Mortgage Securities Trust, Class A, Series 2015-200P, 3.22%, 04/14/33‡	400,000	405,294

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Bayview Commercial Asset Trust, Class A2, Series 2006-2A, 1.83%, (1-Month USD LIBOR + 0.28%), 07/25/36@‡	$202,297	$196,812
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 3.05%, (1-Month USD LIBOR + 1.50%), 01/25/38@‡	52,636	52,795
Caesars Palace Las Vegas Trust, Class C, Series 2017-VICI, 4.14%, 10/15/34‡	445,000	457,627
Citigroup Commercial Mortgage Trust, Class A, Series 2016-SMPL, 2.23%, 09/10/31‡	470,000	461,460
Cold Storage Trust, Class A, Series 2017-ICE3, 2.48%, (1-Month USD LIBOR + 1.00%), 04/15/36@‡	775,000	778,317
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	144,910	144,123
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡*	460,000	500,984
Credit Suisse Commercial Mortgage Trust, Class A, Series 2016-BDWN, 4.38%, (1-Month USD LIBOR + 2.90%), 02/15/29@‡	980,000	985,513
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34@‡*	200,000	201,460
Hilton USA Trust, Class B, Series 2016-SFP, 3.32%, 11/05/35‡	800,000	797,614
Hospitality Mortgage Trust, Class B, Series 2017-HIT, 2.42%, (1-Month USD LIBOR + 1.18%), 05/08/30@‡	750,000	750,802
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2015-SGP, 4.23%, (1-Month USD LIBOR + 2.75%), 07/15/36@‡	535,000	540,141

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2011-C4, 4.11%, 07/15/46‡	$757,950	$760,670
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP9, 5.37%, 05/15/47	483,899	484,885
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@*	227,761	228,664
Morgan Stanley Capital I Trust, Class A, Series 2017-CLS, 1.95%, (1-Month USD LIBOR + 0.70%), 11/15/34@‡	600,000	600,747
Morgan Stanley Capital I Trust, Class AM, Series 2008-T29, 6.31%, 01/11/43@*	55,898	55,864
Motel 6 Trust, Class A, Series 2017-MTL6, 2.40%, (1-Month USD LIBOR + 0.92%), 08/15/34@‡	664,947	667,698
SBA Tower Trust, 3.17%, 04/11/22‡	780,000	777,226
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	455,167	455,213
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	227,106	227,121
VSD, 3.60%, 12/25/43	225,734	225,679
Total Commercial Mortgage Backed Securities		11,421,987

Residential Mortgage Backed Securities — 19.9%
Ajax Mortgage Loan Trust, Class A, Series 2017-B, 3.16%, 09/25/56@‡*	300,000	299,999
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	113,239	117,137
AMSR Trust, Class C, Series 2016-SFR1, 3.74%, (1-Month USD LIBOR + 2.25%), 11/17/33@‡	332,500	337,091

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Angel Oak Mortgage Trust LLC, Class A1, Series 2017-3, 2.71%, 11/25/47@‡*	$701,500	$700,624
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 01/25/35	97,937	101,077
Banc of America Funding Trust, Class 5A1, Series 2004-A, 3.62%, 07/20/34@*	163,547	163,846
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	161,279	161,837
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	262,642	271,604
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	241,042	246,619
Bayview Opportunity Master Fund IIIb Trust, Class A1, Series 2017-RN2, 3.47%, 04/28/32@‡*	127,645	128,302
Bayview Opportunity Master Fund IVa Trust, Class A1, Series 2017-RT1, 3.00%, 03/28/57@‡*	874,349	876,799
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	486,730	494,890
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 3.79%, 06/25/34@*	292,387	300,003
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 3.40%, 04/25/34@*	304,680	306,532
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.87%, 11/25/34@*	549,746	553,087
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 3.77%, 01/25/35@*	758,312	765,962
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 3.64%, 01/25/35@*	442,945	455,656

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	$322,306	$333,046
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45@‡*	458,486	465,651
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45@‡*	705,054	714,798
Citicorp Residential Mortgage Trust, Class A4, Series 2006-1, 5.37%, 07/25/36	25,616	25,655
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	487,226	510,307
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	298,281	304,892
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	671,797	681,728
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47‡	336,069	337,065
Colony Starwood Homes Trust, Class C, Series 2016-2A, 3.63%, (1-Month USD LIBOR + 2.15%), 12/17/33@‡	665,000	666,553
COLT Mortgage Loan Trust, Class A2, Series 2016-1, 3.50%, 05/25/46‡	626,298	631,661
COLT Mortgage Loan Trust, Class A3, Series 2017-1, 3.07%, 05/27/47@‡*	379,211	380,230
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	303,296	306,808
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.01%, 04/25/43@‡*	553,055	557,514
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.81%, 04/25/44@‡*	540,979	557,595

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 3.37%, 09/25/34@*	$106,944	$108,605
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 6A1, Series 2004-8, 4.50%, 12/25/19	71,561	71,936
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 3.48%, 01/25/34@*	174,014	179,179
Deephaven Residential Mortgage Trust, Class A1, Series 2017-1A, 2.73%, 12/26/46@‡*	436,049	434,926
Deephaven Residential Mortgage Trust, Class A1, Series 2017-2A, 2.45%, 06/25/47@‡*	209,911	208,128
Deephaven Residential Mortgage Trust, Class A3, Series 2017-3A, 2.81%, 10/25/47@‡*	251,484	252,102
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	771,632	780,620
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 3.98%, 06/25/34@*	241,889	245,446
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	86,582	88,384
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	264,979	275,536
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 3.24%, 06/25/34@*	404,396	401,339
Home Equity Loan Trust, Class AIIB, Series 2003-HS2, 1.80%, (1-Month USD LIBOR + 0.25%), 06/25/28@	109,244	108,453
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	90,728	90,789

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	$370,411	$379,342
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 3.52%, 07/25/34@*	216,333	216,675
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 3.73%, 08/25/34@*	178,696	180,917
JPMorgan Mortgage Trust, Class 2A1, Series 2004-A4, 3.49%, 09/25/34@*	101,905	103,608
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 3.24%, 04/25/35@*	559,550	556,802
JPMorgan Mortgage Trust, Class 2A2, Series 2017-3, 2.50%, 08/25/47@‡*	803,273	797,030
JPMorgan Mortgage Trust, Class A1, Series 2017-5, 3.19%, 10/26/48@‡*	1,678,806	1,697,000
JPMorgan Mortgage Trust, Class A3, Series 2017-4, 3.50%, 11/25/48@‡*	233,035	236,562
JPMorgan Mortgage Trust, Class AM1, Series 2015-1, 2.61%, 12/25/44@‡*	433,466	434,810
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 2.86%, 05/25/45@‡*	691,094	693,762
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	285,121	296,682
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	172,875	179,392
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	135,684	137,485
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	222,871	230,214
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 3.27%, 08/25/34@*	611,730	624,990

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡*	$532,365	$530,429
Mill City Mortgage Loan Trust, Class A1, Series 2017-1, 2.75%, 11/25/58@‡*	327,459	328,153
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	159,375	165,481
New Residential Mortgage Loan Trust, Class A1, Series 2016-2A, 3.75%, 11/26/35@‡*	448,636	460,439
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	182,471	185,742
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55@‡*	847,334	871,508
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56@‡*	232,013	236,828
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	723,022	741,189
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	197,906	203,005
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 3.28%, (1-Month USD LIBOR + 1.73%), 03/25/35@	1,166,692	1,172,513
Oak Hill Advisors Residential Loan Trust, Class A1, Series 2017-NPL2, 3.00%, 07/25/57‡	311,809	312,194
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL3, 3.25%, 06/29/32‡	451,708	452,524
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL2, 3.25%, 03/28/57‡	395,870	397,206
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34‡	665,000	656,965

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@*	$35,361	$35,725
RCO Mortgage LLC, Class A1, Series 2017-1, 3.38%, 08/25/22‡	222,816	223,532
Starwood Waypoint Homes Trust, Class A, Series 2017-1, 2.44%, (1-Month USD LIBOR + 0.95%), 01/17/35@‡	503,162	506,200
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 3.58%, 02/25/34@*	280,330	276,583
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 3.54%, 04/25/34@*	492,347	499,806
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 3.54%, 04/25/34@*	92,450	93,039
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 3.32%, 12/25/33@*	174,113	175,037
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.33%, 02/25/34	465,724	473,117
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	736,153	730,420
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	299,755	306,114
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 3.67%, 11/25/33@*	235,202	233,968
Towd Point Mortgage Trust, Class A1B, Series 2016-1, 2.75%, 02/25/55@‡*	605,679	607,338

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	$260,000	$271,528
Towd Point Mortgage Trust, Class A1B, Series 2015-5, 2.75%, 05/25/55@‡*	635,532	637,266
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	258,054
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56@‡*	103,602	102,871
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡*	528,676	525,684
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34‡	265,000	262,022
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47‡	174,549	175,518
Verus Securitization Trust, Class A1, Series 2017-2A, 2.49%, 07/25/47‡	927,054	929,850
VOLT LVI LLC, Class A1, Series 2017-NPL3, 3.50%, 03/25/47‡	507,483	510,927
VOLT LVIII LLC, Class A1, Series 2017-NPL5, 3.38%, 05/28/47‡	150,669	151,269
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 3.23%, 06/25/33@*	157,853	159,474
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 3.05%, 08/25/33@*	99,749	99,133
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 3.37%, 06/25/33@*	19,654	19,885

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 3.49%, 10/25/33@*	$115,535	$117,739
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 3.48%, 10/25/33@*	128,102	130,198
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 3.56%, 02/25/34@*	251,783	260,564
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 3.48%, 07/25/34@*	224,908	226,726
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.47%, 07/25/34@*	85,176	87,671
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 3.60%, 10/25/34@*	326,845	329,141
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 3.74%, 12/25/34@*	96,580	98,590
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-AR10, 3.47%, 06/25/35@*	485,433	499,531
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	71,934	74,049
Total Residential Mortgage Backed Securities		39,568,027

U.S. Government Agency Securities — 0.2%
Federal Home Loan Mortgage Corp., Class J, Series 2012-4011, 4.00%, 12/15/41	308,116	318,308
Total Mortgage Backed Securities
(Cost $51,256,571)		51,308,322

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 24.8%

Consumer Discretionary — 2.7%
Aptiv PLC, 3.15%, 11/19/20	$530,000	$538,544
CalAtlantic Group, Inc., 5.25%, 06/01/26	390,000	413,887
CSC Holdings LLC, 6.75%, 11/15/21	365,000	392,375
Discovery Communications LLC, 2.20%, 09/20/19	680,000	677,141
DR Horton, Inc., 4.75%, 02/15/23	650,000	695,034
Hyundai Capital America, 2.45%, 06/15/21‡	515,000	504,305
Lennar Corp., 2.95%, 11/29/20‡	940,000	937,650
Scientific Games International, Inc., 7.00%, 01/01/22‡	155,000	163,719
Scientific Games International, Inc., 5.00%, 10/15/25‡	535,000	537,675
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	495,000	530,887
Wyndham Worldwide Corp., 4.15%, 04/01/24	35,000	35,211
Total Consumer Discretionary		5,426,428

Consumer Staples — 0.1%
Kraft Heinz Foods Co., 3.50%, 07/15/22	281,000	287,683

Energy — 1.5%
Antero Resources Corp., 5.63%, 06/01/23	160,000	167,200
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(a)	550,000	573,375
Energy Transfer Equity LP, 4.25%, 03/15/23	290,000	288,550
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22	440,000	469,500
Kinder Morgan, Inc., 3.15%, 01/15/23	350,000	348,270
Kinder Morgan, Inc., 5.63%, 11/15/23‡	545,000	602,467
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19	535,000	545,700
Ultra Resources, Inc., 6.88%, 04/15/22‡	30,000	30,188
Total Energy		3,025,250

Financials — 11.3%
Air Lease Corp., 2.63%, 09/04/18	520,000	521,619

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Ares Capital Corp., 3.88%, 01/15/20	$210,000	$213,810
Ares Capital Corp., 3.50%, 02/10/23	545,000	537,540
Bank of America Corp., 2.00%, 01/11/18	235,000	235,005
Bank of America Corp., 5.49%, 03/15/19	66,000	68,351
Bank of America Corp., 2.54%, (3-Month USD LIBOR + 1.18%), 10/21/22@	650,000	663,195
Bank of America Corp., 2.36%, (3-Month USD LIBOR + 1.00%), 04/24/23@	535,000	543,935
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%)#@	555,000	575,146
Bank of New York Mellon Corp. (The), 2.05%, 05/03/21	650,000	642,410
Capital One Financial Corp., 4.20%, 10/29/25	495,000	510,106
Citigroup, Inc., 2.33%, (3-Month USD LIBOR + 0.96%), 04/25/22@	670,000	677,352
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	324,161
First Horizon National Corp., 3.50%, 12/15/20	550,000	562,031
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	251,775
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	504,251
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	650,000	659,572
FS Investment Corp., 4.25%, 01/15/20	585,000	595,282
General Motors Financial Co., Inc., 3.20%, 07/06/21	700,000	707,403
General Motors Financial Co., Inc., 3.70%, 05/09/23	280,000	285,914
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	165,000	162,648
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	515,000	517,262
Goldman Sachs Group, Inc. (The), 3.08%, (3-Month USD LIBOR + 1.60%), 11/29/23@	270,000	281,251

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Goldman Sachs Group, Inc. (The), Series G, 3.13%, (3-Month USD LIBOR + 1.75%), 10/28/27@	$650,000	$688,110
Huntington Bancshares, Inc., 7.00%, 12/15/20	200,000	223,804
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 02/01/22‡	520,000	533,000
iStar, Inc., 6.00%, 04/01/22	235,000	243,812
iStar, Inc., 5.25%, 09/15/22	185,000	186,619
JPMorgan Chase & Co., Series Z, 5.30%, (3-Month USD LIBOR + 3.80%)#@	805,000	836,878
JPMorgan Chase & Co., 2.25%, 01/23/20	380,000	379,860
JPMorgan Chase & Co., 2.27%, (3-Month USD LIBOR + 0.90%), 04/25/23@	400,000	404,789
Kimco Realty Corp., 3.30%, 02/01/25	685,000	680,725
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/21‡	425,000	439,344
Lincoln National Corp., 8.75%, 07/01/19	39,000	42,597
Lincoln National Corp., 4.20%, 03/15/22	475,000	500,700
Lincoln National Corp., 3.40%, (3-Month USD LIBOR + 2.04%), 04/20/67@	100,000	91,750
Morgan Stanley, 2.76%, (3-Month USD LIBOR + 1.40%), 10/24/23@	1,950,000	2,006,816
Navient Corp., 6.50%, 06/15/22	290,000	304,717
Nuveen Finance LLC, 2.95%, 11/01/19‡	400,000	404,003
Santander Holdings USA, Inc., 3.70%, 03/28/22‡	1,040,000	1,053,522
SBA Tower Trust, 3.16%, 10/08/20‡	570,000	576,413
SBA Tower Trust, 2.88%, 07/09/21‡	780,000	774,657
Springleaf Finance Corp., 6.13%, 05/15/22	500,000	521,250
State Street Corp., 4.96%, 03/15/18	300,000	301,731
Wells Fargo & Co., 3.07%, 01/24/23	425,000	428,433

Investments	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Wells Fargo Bank NA, 2.15%, 12/06/19	$785,000	$784,010
Total Financials		22,447,559

Health Care — 2.4%
Abbott Laboratories, 2.90%, 11/30/21	335,000	339,184
AbbVie, Inc., 2.50%, 05/14/20	540,000	541,963
Allergan Funding SCS, 3.00%, 03/12/20	85,000	85,808
Allergan Funding SCS, 3.45%, 03/15/22	85,000	86,445
Anthem, Inc., 2.95%, 12/01/22	347,000	347,540
Anthem, Inc., 3.35%, 12/01/24	246,000	249,948
Becton Dickinson and Co., 2.89%, 06/06/22	622,000	618,746
Cardinal Health, Inc., 1.95%, 06/14/19	400,000	397,681
Cardinal Health, Inc., 2.62%, 06/15/22	640,000	629,960
Cardinal Health, Inc., 3.08%, 06/15/24	255,000	251,389
CHS/Community Health Systems, Inc., 6.25%, 03/31/23	280,000	253,400
Mylan NV, 3.15%, 06/15/21	170,000	171,085
Tenet Healthcare Corp., 4.63%, 07/15/24‡	485,000	474,694
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/22	295,000	296,004
Total Health Care		4,743,847

Industrials — 1.9%
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	114,330	116,788
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%)#@	815,000	840,958
Masco Corp., 3.50%, 04/01/21	515,000	525,635
Masco Corp., 5.95%, 03/15/22	304,000	336,883
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 06/15/19	195,000	195,442
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22‡	230,000	234,520
Pitney Bowes, Inc., 4.13%, 05/15/22	738,000	681,727

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Industrials (continued)
Standard Industries, Inc., 5.50%, 02/15/23‡	$ 480,000	$ 501,600
TransDigm, Inc., 6.50%, 07/15/24	270,000	277,425
Total Industrials		3,710,978

Information Technology — 1.0%
Apple, Inc., 2.25%, 02/23/21	325,000	324,766
Apple, Inc., 2.50%, 02/09/22	510,000	510,742
Apple, Inc., 3.00%, 02/09/24	535,000	542,231
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/20‡	395,000	392,522
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23‡	270,000	260,585
Total Information Technology		2,030,846

Materials — 0.5%
Freeport-McMoRan, Inc., 3.88%, 03/15/23	275,000	275,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.86%, (3-Month USD LIBOR + 3.50%), 07/15/21@‡	670,000	681,725
Total Materials		956,725

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/25	655,000	653,872
American Tower Corp., 3.00%, 06/15/23	258,000	257,646
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100,000	104,150
Government Properties Income Trust, 3.75%, 08/15/19	85,000	85,746
Hospitality Properties Trust, 4.65%, 03/15/24	515,000	541,904
Kilroy Realty LP, 3.45%, 12/15/24	149,000	148,801
Select Income REIT, 4.15%, 02/01/22	515,000	521,245
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	417,328
Total Real Estate		2,730,692

Telecommunication Services — 1.7%
AT&T, Inc., 2.30%, (3-Month USD LIBOR + 0.89%), 02/14/23@	525,000	529,472
AT&T, Inc., 3.40%, 08/14/24	536,000	539,527

Investments	Principal	Value
CORPORATE BONDS (continued)

Telecommunication Services (continued)
AT&T, Inc., 4.10%, 02/15/28‡	$ 221,000	$ 222,178
Crown Castle International Corp., 4.88%, 04/15/22	355,000	381,058
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21‡	731,250	737,649
Verizon Communications, Inc., 2.95%, 03/15/22	856,000	862,060
Total Telecommunication Services		3,271,944

Utilities — 0.3%
Exelon Corp., 2.85%, 06/15/20	555,000	560,494
Total Corporate Bonds
(Cost $48,852,387)		49,192,446

TERM LOANS — 11.6%

Consumer Discretionary — 3.8%
Altice US Finance I Corp., 3.82%, (1-Month USD LIBOR + 2.25%), 07/28/25@	478,959	477,863
Caesars Entertainment Operating Co., Inc. (fka Harrah’s Operating Co., Inc.), 3.85%, (1-Month USD LIBOR + 2.50%), 10/07/24@(b)	250,000	250,586
Charter Communications Operating, LLC (aka CCO Safari LLC), 04/13/25(b)	865,000	866,544
CityCenter Holdings, LLC, 4.07%, (1-Month USD LIBOR + 2.50%), 04/18/24@	218,900	220,146
CSC Holdings, LLC (fka CSC Holdings Inc./Cablevision), 3.74%, (1-Month USD LIBOR + 2.25%), 07/17/25@	658,346	656,749
Eldorado Resorts, Inc., 3.75%, (1-Month USD LIBOR + 2.25%), 04/17/24@	594,085	595,291
McGraw-Hill Global Education Holdings LLC, 5.57%, (1-Month USD LIBOR + 4.00%), 05/04/22@	501,184	500,976
MGM Growth Properties Operating Partnership LP, 3.82%, (1-Month USD LIBOR + 2.25%), 04/25/23@	616,028	619,215

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Consumer Discretionary (continued)
PetSmart, Inc., 4.57%, (1-Month USD LIBOR + 3.00%), 03/11/22@	$504,099	$404,935
Playa Resorts Holding B.V., 4.62%, (3-Month USD LIBOR + 3.00%), 04/29/24@	806,736	811,693
Seminole Tribe of Florida, 3.57%, (1-Month USD LIBOR + 2.00%), 07/08/24@	399,000	401,424
Sinclair Television Group, Inc., 12/12/24(b)	505,000	504,765
StationCasinos LLC, 4.06%, (1-Month USD LIBOR + 2.50%), 06/08/23@	371,567	372,675
Univision Communications, 4.32%, (1-Month USD LIBOR + 2.75%), 03/15/24@	804,142	802,690
Total Consumer Discretionary		7,485,552

Consumer Staples — 1.2%
Albertson’s LLC, 4.32%, (1-Month USD LIBOR + 2.75%), 08/25/21@	481,413	472,576
Aramark Intermediate HoldCo Corp., 3.57%, (1-Month USD LIBOR + 2.00%), 03/11/25@	100,000	100,641
Aramark Servies, Inc., 3.57%, (1-Month USD LIBOR + 2.00%), 03/28/24@	342,580	344,936
Hostess Brands, LLC, 3.82%, (1-Month USD LIBOR + 2.25%), 08/03/22@	893,525	895,411
JBS U.S., 4.10%, (3-Month USD LIBOR + 2.50%), 10/30/22@	537,770	529,233
Post Holdings, Inc., 3.82%, (1-Month USD LIBOR + 2.25%), 05/24/24@	114,425	114,977
Total Consumer Staples		2,457,774

Energy — 0.7%
Medallion Midland Acquisition, LLC, 4.82%, (1-Month USD LIBOR + 3.25%), 10/30/24@	260,000	260,975
MEG Energy, 5.20%, (3-Month USD LIBOR + 3.50%), 12/31/23@	633,143	634,770

Investments	Principal	Value
TERM LOANS (continued)

Energy (continued)
Ultra Resources, Inc., 4.41%, (3-Month USD LIBOR + 3.00%), 04/12/24@	$585,000	$585,439
Total Energy		1,481,184

Financials — 0.1%
Delos Finance S.a.r.l., 3.69%, (3-Month USD LIBOR + 2.00%), 10/06/23@	289,000	291,555

Health Care — 0.7%
Acadia Healthcare Co., Inc., 4.14%, (1-Month USD LIBOR + 2.75%), 02/16/23@	174,483	175,704
CHS/Community Health Systems, Inc., 4.48%, (3-Month USD LIBOR + 3.00%), 01/27/21@	321,621	307,503
HLF Financing, 7.07%, (1-Month USD LIBOR + 5.50%), 02/15/23@	122,688	122,669
INC Research Holdings, Inc., 3.82%, (1-Month USD LIBOR + 2.25%), 08/01/24@	198,594	199,137
Valeant Pharmaceuticals International, Inc., 4.94%, (1-Month USD LIBOR + 3.50%), 04/01/22@	492,743	500,328
Total Health Care		1,305,341

Industrials — 1.4%
Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), 3.74%, (1-Week USD LIBOR + 2.25%), 11/10/23@	635,587	637,970
American Airlines, Inc., 3.57%, (1-Month USD LIBOR + 2.00%), 04/28/23@	495,000	495,208
Hayward Industries, Inc., 5.07%, (1-Month USD LIBOR + 3.50%), 08/05/24@	503,738	505,627
Quikrete Holdings, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 11/15/23@	445,192	446,635
TransDigm, Inc., 4.32%, (3-Month USD LIBOR + 2.75%), 06/09/23@	203,457	203,993
See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Industrials (continued)
TransDigm, Inc., 4.69%, (3-Month USD LIBOR + 3.00%), 08/22/24@	$169,150	$170,149
United AirLines, Inc., 3.38%, (3-Month USD LIBOR + 2.00%), 04/01/24@	426,775	428,339
Total Industrials		2,887,921

Information Technology — 0.7%
First Data Corp., 3.80%, (1-Month USD LIBOR + 2.25%), 04/26/24@	487,489	488,230
Kronos, Inc., 4.90%, (3-Month USD LIBOR + 3.50%), 11/01/23@	329,676	332,253
Rackspace Hosting, Inc., 4.38%, (3-Month USD LIBOR + 3.00%), 11/03/23@	501,053	501,506
Total Information Technology		1,321,989

Materials — 0.2%
Ineos US Finance LLC, 3.57%, (1-Month USD LIBOR + 2.00%), 03/31/24@	365,000	365,896

Real Estate — 0.5%
Capital Automotive LP, 4.07%, (1-Month USD LIBOR + 2.50%), 03/25/24@	725,765	728,668
Realogy Group, 3.82%, (1-Month USD LIBOR + 2.25%), 07/20/22@	285,737	286,854
Total Real Estate		1,015,522

Telecommunication Services — 1.2%
CenturyLink, Inc., 4.32%, (3-Month USD Prime + 1.75%), 01/31/25@	365,000	352,681
Level 3 Financing, Inc., 3.70%, (3-Month USD LIBOR + 2.25%), 02/22/24@	815,000	816,166
UPC Financing Partnership, 3.98%, (1-Month USD LIBOR + 2.50%), 01/15/26@	485,000	485,405
Virgin Media Bristol LLC, 3.98%, (1-Month USD LIBOR + 2.50%), 01/15/26@	665,000	665,751
Total Telecommunication Services		2,320,003

Investments	Principal	Value
TERM LOANS (continued)

Utilities — 1.1%
Calpine Corp., 3.84%, (3-Month USD LIBOR + 2.50%), 01/15/24@	$437,775	$437,672
Dynegy, Inc., 4.25%, (1-Month USD LIBOR + 2.75%), 02/07/24@	622,594	626,315
Energy Future Intermediate Holding Co. LLC, 4.57%, (1-Month USD LIBOR + 3.00%), 06/30/18@	370,000	371,254
NRG Energy, 3.94%, (3-Month USD LIBOR + 2.25%), 06/30/23@	383,573	384,256
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 3.83%, (1-Month USD LIBOR + 2.75%), 08/04/23@	227,296	228,788
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 3.83%, (1-Month USD LIBOR + 2.50%), 08/04/23@	40,031	40,294
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.08%, (1-Month USD LIBOR + 2.75%), 12/14/23@	68,310	68,877
Total Utilities		2,157,456
Total Term Loans
(Cost $23,135,950)		23,090,193

FOREIGN BONDS — 6.6%

Consumer Staples — 0.4%
BAT Capital Corp. (United Kingdom), 2.76%, 08/15/22‡	805,000	801,478

Energy — 1.1%
Petrobras Global Finance BV (Brazil), 8.38%, 05/23/21	450,000	514,068
Petrobras Global Finance BV (Brazil), 5.30%, 01/27/25‡	275,000	276,169
Petroleos Mexicanos (Mexico), 4.88%, 01/24/22	1,300,000	1,358,175
Total Energy		2,148,412

Financials — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), 4.50%, 05/15/21	405,000	425,671

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)

Financials (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), 3.95%, 02/01/22	$150,000	$154,739
Brookfield Finance LLC (Canada), 4.00%, 04/01/24	561,000	581,544
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	622,608	642,563
HSBC Holdings PLC (United Kingdom), 2.95%, 05/25/21	640,000	644,709
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/21	785,000	771,080
Total Financials		3,220,306

Industrials — 0.4%
British Airways Class B Pass Through Trust (United Kingdom), 5.63%, 06/20/20‡	175,216	181,498
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	599,694	626,706
Total Industrials		808,204

Materials — 2.5%
Anglo American Capital PLC (United Kingdom), 3.63%, 09/11/24‡	680,000	677,540
Fibria Overseas Finance Ltd. (Brazil), 4.00%, 01/14/25	655,000	649,678
FMG Resources Pty Ltd. (Australia), 9.75%, 03/01/22‡	650,000	720,850
Glencore Funding LLC (Switzerland), 4.13%, 05/30/23‡	640,000	662,880
James Hardie International Finance Dac (Ireland), 4.75%, 01/15/25‡	515,000	521,438
NOVA Chemicals Corp. (Canada), 4.88%, 06/01/24‡	70,000	70,000
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	545,000	545,000
Rusal Capital DAC (Russia), 5.13%, 02/02/22‡	385,000	393,803
Yamana Gold, Inc. (Canada), 4.63%, 12/15/27‡	720,000	725,158
Total Materials		4,966,347

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)

Sovereign Government — 0.6%
Argentine Republic Government International Bond (Argentina), 6.88%, 04/22/21	$355,000	$387,261
Argentine Republic Government International Bond (Argentina), 5.63%, 01/26/22	235,000	248,512
Costa Rica Government International Bond (Costa Rica), 4.38%, 04/30/25‡	535,000	518,950
Total Sovereign Government		1,154,723
Total Foreign Bonds
(Cost $12,959,924)		13,099,470

U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
Federal National Mortgage Association, 2.50%, 02/01/31	1,028,682	1,027,904
Federal National Mortgage Association, 2.50%, 08/01/31	234,105	233,928
Federal National Mortgage Association, 3.00%, 10/01/30	500,821	511,364
Federal National Mortgage Association, 3.00%, 10/01/30	682,237	696,590
Federal National Mortgage Association, 5.00%, 06/25/37	31,574	32,346
Federal National Mortgage Association, 4.00%, 11/25/41	120,305	121,431

Total U.S. Government Agency Securities
(Cost $2,675,261)		2,623,563

MONEY MARKET FUND — 1.2%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 1.14%(c) (Cost $2,304,335)	2,304,335	2,304,335

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS — 0.3%(d)

Citigroup Global Markets, Inc., dated 12/29/17, due 01/02/18, 1.39%, total to be received $65,005, (collateralized by various U.S. Government Agency Obligations, 0.00% – 4.38%, 02/15/18 – 11/15/39, totaling $65,970)	$64,997	$64,997
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $250,030, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $254,353)	250,000	250,000
RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $250,029, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $254,210)	250,000	250,000

Total Repurchase Agreements
(Cost $564,997)		564,997

Total Investments — 100.6%
(Cost $199,454,879)		199,885,990

Liabilities in Excess of Other Assets — (0.6%)		(1,190,025)
Net Assets — 100.0%		$198,695,965

____________

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

#       Perpetual security with no stated maturity date.

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2017.

*        Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $548,806; the aggregate market value of the collateral held by the fund is $564,997.

(b)     This loan will settle after December 31, 2017 at which time the interest rate will be determined.

(c)     Rate shown reflects the 7-day yield as of December 31, 2017.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Backed Securities	29.0%
Commercial Mortgage Backed Securities	5.7
Consumer Discretionary	6.5
Consumer Staples	1.7
Energy	3.3
Financials	13.0
Health Care	3.1
Industrials	3.7
Information Technology	1.7
Materials	3.2
Real Estate	1.9
Residential Mortgage Backed Securities	19.9
Sovereign Government	0.6
Telecommunication Services	2.9
U.S. Government Agency Securities	1.5
Utilities	1.4
Money Market	1.2
Repurchase Agreements	0.3
Total Investments	100.6
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS — 80.9%

Advertising — 1.6%
Acosta, Inc., 4.82%, (1-Month USD LIBOR + 3.25%), 09/26/21@	$486,222	$429,497

Aerospace/Defense — 2.5%
Accudyne Industries Borrower SCA, 08/18/24 (Luxembourg)(a)	249,375	251,518
TransDigm, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 06/09/23@	284,882	285,633
TransDigm, Inc., 4.44%, (3-Month USD LIBOR + 2.75%), 06/09/23@	148,619	149,011
Total Aerospace/Defense		686,162

Auto Parts & Equipment — 2.3%
Cooper-Standard Automotive, Inc., 3.94%, (3-Month USD LIBOR + 2.25%), 11/02/23@	225,528	227,022
Federal-Mogul LLC, 5.23%, (1-Month USD LIBOR + 3.75%), 04/15/21@	289,077	291,625
Federal-Mogul LLC, 5.32%, (1-Month USD LIBOR + 3.75%), 04/15/21@	95,676	96,519
Total Auto Parts & Equipment		615,166

Building Materials — 2.7%
GYP Holdings III Corp., 4.38%, (3-Month USD LIBOR + 3.00%), 04/01/23@	486,306	489,042
Quikrete Holdings, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 11/15/23@	241,593	242,375
Total Building Materials		731,417

Chemicals — 1.6%
Avantor Performance Materials Holdings LLC, 5.51%, (1-Month USD LIBOR + 4.00%), 11/21/24@	250,000	251,485
MacDermid, Inc., 4.57%, (1-Month USD LIBOR + 3.00%), 06/07/23@	189,056	190,261
Total Chemicals		441,746

Coal — 1.4%
Arch Coal, Inc., 4.82%, (1-Month USD LIBOR + 3.25%), 03/07/24@	248,747	251,172

Investments	Principal	Value
TERM LOANS (continued)

Coal (continued)
Peabody Energy Corp., 5.07%, (1-Month USD LIBOR + 3.50%), 03/31/22@	$117,370	$119,131
Total Coal		370,303

Commercial Services — 4.1%
Allied Universal Holdco LLC, 5.44%, (3-Month USD LIBOR + 3.75%), 07/28/22@	248,734	247,141
Brightview Landscapes LLC, 4.38%, (3-Month USD LIBOR + 3.00%), 12/18/20@	131,493	132,374
Brightview Landscapes LLC, 4.49%, (1-Month USD LIBOR + 3.00%), 12/18/20@	107,239	107,958
Brightview Landscapes LLC, 7.99%, (1-Month USD LIBOR + 6.50%), 12/17/21@	117,021	117,826
Camelot Finance LP, 4.82%, (1-Month USD LIBOR + 3.25%), 10/03/23@	243,781	245,567
Garda World Security Corp., 4.97%, (3-Month USD LIBOR + 3.50%), 05/24/24 (Canada)@	248,747	250,457
Garda World Security Corp., 7.00%, (Prime + 2.50%), 05/24/24 (Canada)@	627	631
Total Commercial Services		1,101,954

Computers — 2.4%
McAfee LLC, 6.07%, (1-Month USD LIBOR + 4.50%), 09/30/24@	249,375	248,930
Western Digital Corp., 3.57%, (1-Month USD LIBOR + 2.00%), 04/29/23@	394,027	395,899
Total Computers		644,829

Distribution/Wholesale — 5.5%
Nexeo Solutions LLC, 4.58%, (3-Month USD LIBOR + 3.25%), 06/09/23@	164,122	165,097
Nexeo Solutions LLC, 4.63%, (2-Month USD LIBOR + 3.25%), 06/09/23@	166,412	167,401
Nexeo Solutions LLC, 4.94%, (3-Month USD LIBOR + 3.25%), 06/09/23@	161,991	162,953

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Distribution/Wholesale (continued)
Spin Holdco, Inc., 5.15%, (2-Month USD LIBOR + 3.75%), 11/14/22@	$486,916	$491,176
Univar USA, Inc., 4.07%, (1-Month USD LIBOR + 2.50%), 07/01/24@	488,822	491,090
Total Distribution/Wholesale		1,477,717

Electric — 1.8%
Vistra Operations Co. LLC, 4.08%, (3-Month USD LIBOR + 2.75%), 12/14/23@	120,000	120,997
Vistra Operations Co. LLC, 4.24%, (1-Month USD LIBOR + 2.75%), 12/14/23@	375,000	378,114
Total Electric		499,111

Environmental Control — 0.9%
Wrangler Buyer Corp., 4.59%, (1-Month USD LIBOR + 3.00%), 09/27/24@	250,000	251,964

Food — 3.1%
Albertson’s LLC, 4.46%, (3-Month USD LIBOR + 3.00%), 06/22/23@	346,478	339,933
U.S. Foods, Inc., 4.07%, (1-Month USD LIBOR + 2.50%), 06/27/23@	486,250	489,636
Total Food		829,569

Hand/Machine Tools — 1.8%
Apex Tool Group LLC, 4.82%, (1-Month USD LIBOR + 3.25%), 01/31/20@	478,150	477,653

Healthcare – Services — 2.0%
Air Medical Group Holdings, Inc., 4.94%, (3-Month USD LIBOR + 3.25%), 04/28/22@	248,724	248,170
CHS/Community Health Systems, Inc., 4.23%, (3-Month USD LIBOR + 2.75%), 12/31/19@	104,607	101,564
CHS/Community Health Systems, Inc., 4.48%, (3-Month USD LIBOR + 3.00%), 01/27/21@	193,764	185,258
Total Healthcare – Services		534,992
Investments	Principal	Value
TERM LOANS (continued)

Household Products/Wares — 1.8%
Prestige Brands, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 01/26/24@	$479,040	$482,709

Insurance — 3.3%
HUB International Ltd., 4.41%, (3-Month USD LIBOR + 3.00%), 10/02/20@	242,446	243,798
USI, Inc., 05/16/24(a)	399,000	399,000
VF Holdings Corp., 4.82%, (1-Month USD LIBOR + 3.25%), 06/30/23@	248,741	250,961
Total Insurance		893,759

Internet — 1.8%
Uber Technologies, Inc., 5.55%, (1-Month USD LIBOR + 4.00%), 07/13/23@	493,750	497,515

Leisure Time — 3.6%
24 Hour Fitness Worldwide, Inc., 5.44%, (3-Month USD LIBOR + 3.75%), 05/28/21@	242,462	243,145
BRP US, Inc., 3.93%, (2-Month USD LIBOR + 2.50%), 06/30/23@	247,500	248,969
ClubCorp Holdings, Inc., 09/18/24(a)	489,634	492,273
Total Leisure Time		984,387

Lodging — 3.6%
Caesars Resort Collection LLC, 10/02/24(a)	500,000	502,857
Hilton Worldwide Finance LLC, 3.55%, (1-Month USD LIBOR + 2.00%), 10/25/23@	204,051	205,287
Playa Resorts Holding BV, 4.62%, (3-Month USD LIBOR + 3.25%), 04/29/24@	248,750	250,279
Total Lodging		958,423

Machinery – Diversified — 0.8%
RBS Global, Inc., 3.80%, (1-Month USD LIBOR + 2.25%), 08/21/24@	207,725	208,829

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Media — 0.9%
Altice US Finance I Corp., 3.82%, (1-Month USD LIBOR + 2.25%), 07/28/25@	$244,967	$244,406

Metal Fabricate/Hardware — 0.9%
Crosby U.S. Acquisition Corp., 4.45%, (3-Month USD LIBOR + 3.00%), 11/23/20@	248,705	243,084

Miscellaneous Manufacturing — 1.1%
Gates Global LLC, 4.69%, (3-Month USD LIBOR + 3.00%), 04/01/24@	298,443	300,516

Oil & Gas — 2.0%
Chesapeake Energy Corp., 8.95%, (3-Month USD LIBOR + 7.50%), 08/23/21@	500,000	533,625

Packaging & Containers — 6.1%
Plastipak Holdings, Inc., 10/15/24(a)	249,375	251,058
Proampac PG Borrower LLC, 4.88%, (3-Month USD LIBOR + 3.50%), 11/20/23@	105,927	106,953
Proampac PG Borrower LLC, 4.91%, (1-Month USD LIBOR + 3.50%), 11/20/23@	40,414	40,805
Proampac PG Borrower LLC, 4.94%, (3-Month USD LIBOR + 3.50%), 11/20/23@	136,057	137,376
Proampac PG Borrower LLC, 5.00%, (1-Month USD LIBOR + 3.50%), 11/20/23@	212,704	214,765
Proampac PG Borrower LLC, 7.25%, (Prime + 3.00%), 11/20/23@	1,148	1,159
Reynolds Group Holdings, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 02/05/23@	444,731	447,333
SIG Combibloc, 4.57%, (1-Month USD LIBOR + 3.00%), 03/11/22 (Luxembourg)@	449,515	452,199
Total Packaging & Containers		1,651,648

Investments	Principal	Value
TERM LOANS (continued)

Pharmaceuticals — 0.9%
Valeant Pharmaceuticals International, Inc., 4.94%, (1-Month USD LIBOR + 3.50%), 04/01/22@	$244,253	$248,013

Real Estate — 1.8%
DTZ US Borrower LLC, 4.63%, (3-Month USD LIBOR + 3.25%), 11/04/21@	146,811	145,133
DTZ US Borrower LLC, 4.73%, (3-Month USD LIBOR + 3.25%), 11/04/21@	326,703	322,969
DTZ US Borrower LLC, 4.94%, (3-Month USD LIBOR + 3.25%), 11/04/21@	18,910	18,694
Total Real Estate		486,796

Retail — 12.7%
1011778 BC ULC, 3.82%, (1-Month USD LIBOR + 2.25%), 02/16/24 (Canada)@	225,320	225,501
1011778 BC ULC, 3.94%, (3-Month USD LIBOR + 2.25%), 02/16/24 (Canada)@	144,855	144,971
BJ’s Wholesale Club, Inc., 8.95%, (2-Month USD LIBOR + 7.50%), 02/03/25@	250,000	244,805
CEC Entertainment, Inc., 4.82%, (1-Month USD LIBOR + 3.25%), 02/15/21@	484,887	458,218
Michaels Stores, Inc., 4.21%, (1-Month USD LIBOR + 2.75%), 01/27/23@	51,592	51,661
Michaels Stores, Inc., 4.25%, (1-Month USD LIBOR + 2.75%), 01/27/23@	8,895	8,907
Michaels Stores, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 01/27/23@	138,637	138,822
Neiman Marcus Group Ltd. LLC, 4.64%, (1-Month USD LIBOR + 3.25%), 10/25/20@	486,111	398,310
Petco Animal Supplies, Inc., 4.38%, (3-Month USD LIBOR + 3.00%), 01/26/23@	493,719	374,918

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Retail (continued)
PetSmart, Inc., 4.57%, (1-Month USD LIBOR + 3.00%), 03/10/22@	$487,500	$391,601
Rite Aid Corp., 6.24%, (1-Week USD LIBOR + 4.75%), 08/21/20@	250,000	251,355
Smart & Final Stores LLC, 5.19%, (3-Month USD LIBOR + 3.50%), 11/15/22@	250,000	244,791
SRS Distribution Inc., 4.82%, (1-Month USD LIBOR + 3.25%), 08/25/22@	289,449	291,349
SRS Distribution Inc., 4.94%, (3-Month USD LIBOR + 3.25%), 08/25/22@	204,254	205,594
Total Retail		3,430,803

Semiconductors — 1.1%
Microsemi Corp., 3.38%, (2-Month USD LIBOR + 2.00%), 01/13/23@	93,963	94,433
ON Semiconductor Corp., 3.57%, (1-Month USD LIBOR + 2.00%), 03/31/23@	189,354	190,448
Total Semiconductors		284,881

Software — 2.5%
CCC Information Services, Inc., 04/29/24(a)	249,373	250,090
Infor US, Inc., 4.44%, (1-Month USD LIBOR + 2.75%), 02/01/22@	180,654	181,445
Solera LLC, 4.82%, (1-Month USD LIBOR + 3.25%), 03/03/23@	245,625	247,519
Total Software		679,054

Telecommunications — 2.3%
Avaya, Inc., 12/13/24(a)	375,000	369,727
Frontier Communications Corp., 5.32%, (1-Month USD LIBOR + 3.75%), 06/17/24@	248,750	239,422
Total Telecommunications		609,149
Total Term Loans
(Cost $22,149,106)		21,829,677

Investments	Principal/ Shares	Value
CORPORATE BONDS — 8.7%

Commercial Services — 1.9%
Ahern Rentals, Inc., 7.38%, 05/15/23‡	$250,000	$236,250
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23‡	250,000	278,125
Total Commercial Services		514,375

Diversified Financial Services — 1.0%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20‡	250,000	258,125

Home Builders — 1.0%
Lennar Corp., 4.50%, 06/15/19	250,000	256,563

Lodging — 1.0%
MGM Resorts International, 6.75%, 10/01/20	250,000	270,625

Media — 1.0%
CSC Holdings LLC, 6.63%, 10/15/25‡	250,000	271,245

Retail — 0.9%
Golden Nugget, Inc., 6.75%, 10/15/24‡	250,000	255,000

Telecommunications — 1.9%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	250,625
T-Mobile USA, Inc., 6.38%, 03/01/25(b)	250,000	268,125
Total Telecommunications		518,750
Total Corporate Bonds
(Cost $2,294,790)		2,344,683

FOREIGN BOND — 0.5%

Food — 0.5%
JBS USA LUX SA/JBS USA Finance, Inc., 7.25%, 06/01/21 (Brazil) (Cost $125,961)‡	125,000	127,657

MONEY MARKET FUND — 19.0%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 1.14%(c) (Cost $5,138,631)	5,138,631	5,138,631

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENT — 0.9%(d)

Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $239,464, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $243,604) (Cost $239,435)	$239,435	$239,435
Total Investments — 110.0%
(Cost $29,947,923)		29,680,083

Liabilities in Excess of Other Assets — (10.0%)		(2,686,741)
Net Assets — 100.0%		$26,993,342

____________

LP — Limited Partnership

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2017.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     The loan will settle after December 31, 2017 at which time the interest rate will be determined.

(b)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $234,549; the aggregate market value of the collateral held by the fund is $239,435.

(c)     Rate shown reflects the 7-day yield as of December 31, 2017.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	1.6%
Aerospace/Defense	2.5
Auto Parts & Equipment	2.3
Building Materials	2.7
Chemicals	1.6
Coal	1.4
Commercial Services	6.0
Computers	2.4
Distribution/Wholesale	5.5
Diversified Financial Services	1.0
Electric	1.8
Environmental Control	0.9
Food	3.6
Hand/Machine Tools	1.8
Healthcare – Services	2.0
Home Builders	1.0
Household Products/Wares	1.8
Insurance	3.3
Internet	1.8
Leisure Time	3.6
Lodging	4.6
Machinery – Diversified	0.8
Media	1.9
Metal Fabricate/Hardware	0.9
Miscellaneous Manufacturing	1.1
Oil & Gas	2.0
Packaging & Containers	6.1
Pharmaceuticals	0.9
Real Estate	1.8
Retail	13.6
Semiconductors	1.1
Software	2.5
Telecommunications	4.2
Money Market Fund	19.0
Repurchase Agreement	0.9
Total Investments	110.0
Liabilities in Excess of Other Assets	(10.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Total Return Swaps contracts outstanding as of December 31, 2017:
Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans Index	4,000,000	(1.61)%	Quarterly	9/20/2018	$4,000,000	$4,002,386	$2,386

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 67.5%

Aerospace/Defense — 2.0%
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25‡	$1,172,000	$1,220,345
Triumph Group, Inc., 7.75%, 08/15/25‡	1,733,000	1,843,479
Total Aerospace/Defense		3,063,824

Agriculture — 1.0%
Alliance One International, Inc., 8.50%, 04/15/21‡(a)	1,448,000	1,520,400

Auto Manufacturers — 1.2%
Navistar International Corp., 6.63%, 11/01/25‡	1,706,000	1,784,271

Auto Parts & Equipment — 1.1%
Titan International, Inc., 6.50%, 11/30/23‡	1,706,000	1,740,120

Banks — 1.1%
Freedom Mortgage Corp., 8.13%, 11/15/24‡	1,706,000	1,742,252

Biotechnology — 1.6%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23‡	2,574,000	2,519,302

Chemicals — 3.0%
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23‡	2,192,000	2,367,360
Hexion, Inc., 10.00%, 04/15/20(a)	2,379,000	2,271,945
Total Chemicals		4,639,305

Commercial Services — 6.1%
ACE Cash Express, Inc., 12.00%, 12/15/22‡	1,706,000	1,769,975
Michael Baker International LLC, 8.75%, 03/01/23‡	1,462,000	1,418,140
Quad/Graphics, Inc., 7.00%, 05/01/22	1,543,000	1,604,720
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, 7.88%, 06/01/21(a)	2,578,000	2,539,330
Weight Watchers International, Inc., 8.63%, 12/01/25‡	1,952,000	2,044,720
Total Commercial Services		9,376,885

Investments	Principal	Value
CORPORATE BONDS (continued)

Computers — 4.2%
Everi Payments, Inc., 7.50%, 12/15/25‡	$1,462,000	$1,452,862
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 07/15/23‡	1,342,000	1,311,805
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	2,218,000	2,256,815
West Corp., 8.50%, 10/15/25‡(a)	1,443,000	1,432,178
Total Computers		6,453,660

Diversified Financial Services — 1.5%
CNG Holdings, Inc., 9.38%, 05/15/20‡	2,442,000	2,380,950

Electrical Components & Equipment — 1.6%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	2,517,000	2,485,537

Energy – Alternate Sources — 1.0%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21	1,404,000	1,500,525

Food — 3.6%
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡(a)	2,691,000	2,576,632
Pilgrim’s Pride Corp., 5.88%, 09/30/27‡	1,058,000	1,092,385
SUPERVALU, Inc., 6.75%, 06/01/21	1,826,000	1,828,283
Total Food		5,497,300

Healthcare – Products — 3.4%
Avantor, Inc., 9.00%, 10/01/25‡	1,445,000	1,426,937
Greatbatch Ltd., 9.13%, 11/01/23‡	1,429,000	1,554,038
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23‡(a)	2,595,000	2,218,725
Total Healthcare – Products		5,199,700

Healthcare – Services — 1.2%
Kindred Healthcare, Inc., 8.75%, 01/15/23(a)	1,686,000	1,795,590

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Holding Companies – Diversified — 0.9%
Trident Merger Sub, Inc., 6.63%, 11/01/25‡	$1,443,000	$1,443,000

Home Builders — 0.9%
Beazer Homes USA, Inc., 5.88%, 10/15/27‡	1,445,000	1,455,837

Machinery – Diversified — 2.2%
JPW Industries Holding Corp., 9.00%, 10/01/24‡	1,623,000	1,700,093
Xerium Technologies, Inc., 9.50%, 08/15/21	1,596,000	1,619,940
Total Machinery – Diversified		3,320,033

Media — 2.4%
Lee Enterprises, Inc., 9.50%, 03/15/22‡	1,989,000	2,068,560
Time, Inc., 7.50%, 10/15/25‡(a)	1,445,000	1,708,713
Total Media		3,777,273

Mining — 1.0%
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/22‡	1,445,000	1,495,575

Miscellaneous Manufacturing — 2.0%
FXI Holdings, Inc., 7.88%, 11/01/24‡	1,706,000	1,706,512
Techniplas LLC, 10.00%, 05/01/20‡	1,641,000	1,353,825
Total Miscellaneous Manufacturing		3,060,337

Oil & Gas — 6.4%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.50%, 01/15/21‡	1,374,000	1,562,925
Gulfport Energy Corp., 6.38%, 01/15/26‡	1,445,000	1,452,225
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25‡	1,686,000	1,700,752
Par Petroleum LLC/Petroleum Finance Corp., 7.75%, 12/15/25‡	1,706,000	1,708,133
Sanchez Energy Corp., 7.75%, 06/15/21	1,501,000	1,418,445
SRC Energy, Inc., 6.25%, 12/01/25‡	488,000	501,420

Investments	Principal	Value
CORPORATE BONDS (continued)

Oil & Gas (continued)
Whiting Petroleum Corp., 6.63%, 01/15/26‡	$1,464,000	$1,495,110
Total Oil & Gas		9,839,010

Packaging & Containers — 1.0%
Plastipak Holdings, Inc., 6.25%, 10/15/25‡	1,445,000	1,484,738

Pharmaceuticals — 3.6%
Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, 11/01/24‡	2,486,000	2,638,268
Valeant Pharmaceuticals International, Inc., 5.50%, 11/01/25‡	1,058,000	1,081,805
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25‡	1,706,000	1,782,258
Total Pharmaceuticals		5,502,331

Pipelines — 4.0%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23	1,374,000	1,434,731
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26	1,706,000	1,703,867
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21	1,502,000	1,524,530
SemGroup Corp., 7.25%, 03/15/26‡	1,392,000	1,430,280
Total Pipelines		6,093,408

Retail — 4.4%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(a)	2,382,000	2,042,565
Golden Nugget, Inc., 8.75%, 10/01/25‡	1,624,000	1,709,260
Guitar Center, Inc., 6.50%, 04/15/19‡(a)	1,683,000	1,565,190
Nathan’s Famous, Inc., 6.63%, 11/01/25‡	1,443,000	1,504,327
Total Retail		6,821,342

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Software — 1.1%
CURO Financial Technologies Corp., 12.00%, 03/01/22‡(a)	$1,544,000	$1,706,120

Telecommunications — 3.9%
Frontier Communications Corp., 11.00%, 09/15/25	2,557,000	1,892,180
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22‡	1,238,000	1,400,488
Windstream Services LLC/Windstream Finance Corp., 8.63%, 10/31/25‡(a)	2,862,000	2,768,985
Total Telecommunications		6,061,653

Toys/Games/Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25‡	94,000	95,499
Total Corporate Bonds
(Cost $102,869,274)		103,855,777

TERM LOANS — 19.2%

Coal — 2.5%
Foresight Energy LLC, 7.44%, (3-Month USD LIBOR + 5.75%), 03/16/22@	1,985,000	1,867,557
Murray Energy Corp., 9.44%, (3-Month USD LIBOR + 7.75%), 04/16/20@	2,227,453	1,979,092
Total Coal		3,846,649

Commercial Services — 1.8%
Jackson Hewitt Tax Service, Inc., 8.38%, (3-Month USD LIBOR + 7.00%), 07/24/20@	2,830,849	2,806,079

Electronics — 1.3%
KEMET Corp., 7.57%, (1-Month USD LIBOR + 6.00%), 04/26/24@	1,950,000	1,971,938

Food — 2.9%
Flavors Holdings, Inc., 7.44%, (3-Month USD LIBOR + 5.75%), 04/03/20@	2,392,842	2,219,361

Investments	Principal	Value
TERM LOANS (continued)

Food (continued)
Shearer’s Foods LLC, 8.44%, (3-Month USD LIBOR + 6.75%), 06/30/22@	$2,431,000	$2,279,063
Total Food		4,498,424

Forest Products & Paper — 2.2%
Appvion, Inc., 8.05%, (1-Month USD LIBOR + 6.50%), 07/02/18@	2,019,025	2,022,397
Verso Paper Holdings LLC, 12.47%, (1-Month USD LIBOR + 11.00%), 10/14/21@	1,313,027	1,350,225
Total Forest Products & Paper		3,372,622

Office/Business Equipment — 1.1%
Eastmen Kodak Co., 7.82%, (3-Month USD LIBOR + 6.25%), 09/03/19@	1,964,899	1,704,550

Oil & Gas — 2.1%
Osum Production Corp., 7.19%, (3-Month USD LIBOR + 5.50%), 07/31/20@	3,813,400	3,241,390

Retail — 2.4%
California Pizza Kitchen, Inc., 7.57%, (1-Month USD LIBOR + 6.00%), 08/23/22@	1,994,949	1,960,038
General Nutrition Centers, Inc., 03/04/19(b)	2,000,000	1,660,000
Total Retail		3,620,038

Telecommunications — 1.6%
Global Tel*Link Corp., 9.08%, (3-Month USD LIBOR + 8.25%), 11/20/20@	2,375,000	2,380,201

Transportation — 1.3%
YRC Worldwide, Inc., 10.07%, (1-Month USD LIBOR + 8.50%), 07/21/22@	2,070,465	2,067,317
Total Term Loans
(Cost $30,651,217)		29,509,208

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS — 11.6%

Beverages — 1.1%
CEDC Finance Corp. International, Inc., 10.00%, 12/31/22 (Poland)‡	$1,933,132	$1,739,819

Diversified Financial Services — 2.3%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (Canada)‡	1,706,000	1,701,735
goeasy Ltd., 7.88%, 11/01/22 (Canada)‡	1,706,000	1,784,902
Total Diversified Financial Services		3,486,637

Food — 1.2%
JBS USA LUX SA/JBS USA Finance, Inc., 8.25%, 02/01/20 (Brazil)‡	1,797,000	1,806,884

Home Builders — 0.8%
Mattamy Group Corp., 6.50%, 10/01/25 (Canada)‡	1,202,000	1,277,125

Mining — 1.1%
IAMGOLD Corp., 7.00%, 04/15/25 (Canada)‡	1,619,000	1,675,665

Oil & Gas — 2.5%
Athabasca Oil Corp., 9.88%, 02/24/22 (Canada)‡	1,952,000	1,903,200
Precision Drilling Corp., 7.75%, 12/15/23 (Canada)(a)	1,797,000	1,895,835
Total Oil & Gas		3,799,035

Oil & Gas Services — 1.3%
Welltec A/S, 9.50%, 12/01/22 (Denmark)‡	2,000,000	2,020,000

Transportation — 1.3%
Global Ship Lease, Inc., 9.88%, 11/15/22 (United Kingdom)‡	2,000,000	2,072,500
Total Foreign Bonds
(Cost $17,594,382)		17,877,665

Investments	Shares/Principal	Value
MONEY MARKET FUNDS — 2.6%

BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.17%(c)(d)	776,000	$776,000
JPMorgan U.S. Government Money Market Fund – Institutional Class, 1.14%(c)	1,756,630	1,756,630
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class, 1.20%(c)(d)	757,000	757,000
Invesco STIT – Government & Agency Portfolio, Institutional Class, 1.18%(c)(d)	781,000	781,000
Total Money Market Funds
(Cost $4,070,630)		4,070,630

REPURCHASE AGREEMENTS — 9.8%(d)
Citigroup Global Markets, Inc., dated 12/29/17, due 01/02/18, 1.41%, total to be received $4,042,380, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 04/01/18 – 08/20/67, totaling $4,109,949)	$4,041,905	4,041,905
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $4,042,387, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $4,112,284)	4,041,905	4,041,905
HSBC Securities USA, Inc., dated 12/29/17, due 01/02/18, 1.36%, total to be received $2,925,796, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.13%, 12/31/17 – 05/15/47, totaling $2,969,944)	2,925,464	2,925,464

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $4,042,377, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $4,109,976)	$4,041,905	$4,041,905
Total Repurchase Agreements
(Cost $15,051,179)		15,051,179

Total Investments — 110.7%
(Cost $170,236,682)		170,364,459

Liabilities in Excess of Other Assets — (10.7%)		(16,522,472)
Net Assets — 100.0%		$153,841,987

____________

LP — Limited Partnership

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2017.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $17,711,759; the aggregate market value of the collateral held by the fund is $18,139,688. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $774,509.

(b)     The loan will settle after December 31, 2017 at which time the interest rate will be determined.

(c)     Rate shown reflects the 7-day yield as of December 31, 2017.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	2.0%
Agriculture	1.0
Auto Manufacturers	1.2
Auto Parts & Equipment	1.1
Banks	1.1
Beverages	1.1
Biotechnology	1.6
Chemicals	3.0
Coal	2.5
Commercial Services	7.9
Computers	4.2
Diversified Financial Services	3.8
Electrical Components & Equipment	1.6
Electronics	1.3
Energy – Alternate Sources	1.0
Food	7.7
Forest Products & Paper	2.2
Healthcare – Products	3.4
Healthcare – Services	1.2
Holding Companies – Diversified	0.9
Home Builders	1.7
Machinery – Diversified	2.2
Media	2.4
Mining	2.1
Miscellaneous Manufacturing	2.0
Office/Business Equipment	1.1
Oil & Gas	11.0
Oil & Gas Services	1.3
Packaging & Containers	1.0
Pharmaceuticals	3.6
Pipelines	4.0
Retail	6.8
Software	1.1
Telecommunications	5.5
Toys/Games/Hobbies	0.1
Transportation	2.6
Money Market Funds	2.6
Repurchase Agreements	9.8
Total Investments	110.7
Liabilities in Excess of Other Assets	(10.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 44.4%

Debt Fund — 44.4%
AdvisorShares Sage Core Reserves ETF†
(Cost $67,115,250)	675,000	$67,041,000

MONEY MARKET FUNDS — 2.3%
Fidelity Institutional Money Market Government Portfolio – Class III, 0.89%(a)	2,936,256	2,936,256
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, 1.19%(a)	500,000	500,000
Total Money Market Funds
(Cost $3,436,256)		3,436,256
Total Investments Before Securities Sold, Not Yet Purchased (Cost $70,551,506)		70,477,256

Securities Sold, Not Yet Purchased — (93.8)%

COMMON STOCKS — (93.8)%

Aerospace/Defense — (4.5)%
Aerojet Rocketdyne Holdings, Inc.*	(50,000)	(1,560,000)
Triumph Group, Inc.	(195,000)	(5,304,000)
Total Aerospace/Defense		(6,864,000)

Apparel — (5.3)%
Hanesbrands, Inc.	(190,000)	(3,972,900)
NIKE, Inc., Class B	(65,000)	(4,065,750)
Total Apparel		(8,038,650)

Auto Parts & Equipment — (3.5)%
Cooper Tire & Rubber Co.	(149,100)	(5,270,685)

Building Materials — (1.9)%
Martin Marietta Materials, Inc.	(13,000)	(2,873,520)

Chemicals — (2.9)%
Sensient Technologies Corp.	(60,000)	(4,389,000)

Commercial Services — (2.0)%
Sabre Corp.	(150,000)	(3,075,000)

Computers — (2.9)%
NetScout Systems, Inc.*	(143,000)	(4,354,350)

Investments	Shares	Value
COMMON STOCKS (continued)

Cosmetics/Personal Care — (1.2)%
Edgewell Personal Care Co.*	(30,000)	$(1,781,700)

Diversified Financial Services — (3.8)%
Alliance Data Systems Corp.	(15,000)	(3,802,200)
Credit Acceptance Corp.*	(5,800)	(1,876,184)
Total Diversified Financial Services		(5,678,384)

Electrical Components & Equipment — (4.1)%
Energizer Holdings, Inc.	(129,500)	(6,213,410)

Electronics — (1.7)%
Jabil, Inc.	(100,000)	(2,625,000)

Engineering & Construction — (2.4)%
KBR, Inc.	(180,000)	(3,569,400)

Food — (5.8)%
Kellogg Co.	(92,000)	(6,254,160)
TreeHouse Foods, Inc.*	(50,000)	(2,473,000)
Total Food		(8,727,160)

Hand/Machine Tools — (4.3)%
Snap-on, Inc.	(36,900)	(6,431,670)

Healthcare – Products — (5.6)%
DENTSPLY SIRONA, Inc.	(60,000)	(3,949,800)
Patterson Cos., Inc.	(125,000)	(4,516,250)
Total Healthcare – Products		(8,466,050)

Healthcare – Services — (1.5)%
Select Medical Holdings Corp.*	(125,000)	(2,206,250)

Household Products/Wares — (3.0)%
Spectrum Brands Holdings, Inc.	(40,000)	(4,496,000)

Internet — (3.3)%
Alibaba Group Holding Ltd. (China)*(b)	(13,500)	(2,327,805)
Netflix, Inc.*	(13,500)	(2,591,460)
Total Internet		(4,919,265)

Leisure Time — (4.0)%
Harley-Davidson, Inc.	(120,000)	(6,105,600)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Media — (2.5)%
Houghton Mifflin Harcourt Co.*	(400,000)	$(3,720,000)

Pharmaceuticals — (3.1)%
Prestige Brands Holdings, Inc.*	(107,185)	(4,760,086)

REITS — (8.9)%
Macerich Co. (The)	(83,000)	(5,451,440)
Simon Property Group, Inc.	(27,000)	(4,636,980)
Taubman Centers, Inc.	(50,000)	(3,271,500)
Total REITS		(13,359,920)

Retail — (3.2)%
Genuine Parts Co.	(51,000)	(4,845,510)

Software — (5.1)%
Akamai Technologies, Inc.*	(25,000)	(1,626,000)
Medidata Solutions, Inc.*	(45,000)	(2,851,650)
Pegasystems, Inc.	(70,000)	(3,300,500)
Total Software		(7,778,150)

Telecommunications — (7.3)%
Ciena Corp.*	(205,000)	(4,290,650)
NETGEAR, Inc.*	(65,000)	(3,818,750)
Ubiquiti Networks, Inc.*	(40,000)	(2,840,800)
Total Telecommunications		(10,950,200)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(137,944,337)]		(141,498,960)

Total Investments — (47.1)%
(Cost $(67,392,831))		(71,021,704)

Other Assets in Excess of Liabilities — 147.1%		221,847,180
Net Assets — 100.0%		$150,825,476

____________

ETF — Exchange Traded Fund

REITS — Real Estate Investment Trusts

†       Affiliated Company.

*        Non-income producing security.

(a)     Rate shown reflects the 7-day yield as of December 31, 2017.

(b)     American Depositary Receipt.

Cash of $143,981,174 has been segregated to cover margin requirement for open short sales as of December 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(4.5)%
Apparel	(5.3)
Auto Parts & Equipment	(3.5)
Building Materials	(1.9)
Chemicals	(2.9)
Commercial Services	(2.0)
Computers	(2.9)
Cosmetics/Personal Care	(1.2)
Debt Fund	44.4
Diversified Financial Services	(3.8)
Electrical Components & Equipment	(4.1)
Electronics	(1.7)
Engineering & Construction	(2.4)
Food	(5.8)
Hand/Machine Tools	(4.3)
Healthcare – Products	(5.6)
Healthcare – Services	(1.5)
Household Products/Wares	(3.0)
Internet	(3.3)
Leisure Time	(4.0)
Media	(2.5)
Pharmaceuticals	(3.1)
REITS	(8.9)
Retail	(3.2)
Software	(5.1)
Telecommunications	(7.3)
Money Market Funds	2.3
Total Investments	(47.1)
Other Assets in Excess of Liabilities	147.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 49.3%

Aerospace/Defense — 1.1%
Northrop Grumman Corp., 1.75%, 06/01/18	$844,000	$843,509

Auto Manufacturers — 2.3%
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	845,000	845,893
General Motors Co., 3.50%, 10/02/18	825,000	833,736
Total Auto Manufacturers		1,679,629

Banks — 13.9%
Bank of America Corp., Series L, 2.60%, 01/15/19	415,000	416,484
Bank of America Corp., Series L, 2.65%, 04/01/19	830,000	834,865
Bank of New York Mellon Corp. (The), Series G, 2.20%, 05/15/19	420,000	420,639
BB&T Corp., Series MTN, 2.25%, 02/01/19	630,000	631,177
Branch Banking & Trust Co., 1.81%, (3-Month USD LIBOR + 0.45%), 01/15/20@	475,000	477,099
Branch Banking & Trust Co., 1.74%, (3-Month USD LIBOR + 0.22%), 06/01/20@	400,000	399,111
Capital One Financial Corp., 2.45%, 04/24/19	276,000	276,727
Capital One NA/McLean VA, Series BKNT, 2.53%, (3-Month USD LIBOR + 1.15%), 01/30/23@	670,000	674,218
Citigroup, Inc., 1.80%, 02/05/18	840,000	839,931
Citigroup, Inc., 2.05%, 06/07/19	420,000	418,928
Goldman Sachs Group, Inc. (The), 5.95%, 01/18/18	415,000	415,659
Goldman Sachs Group, Inc. (The), Series FRN, 3.23%, (3-Month USD LIBOR + 1.77%), 02/25/21@	1,065,000	1,102,812
JPMorgan Chase & Co., 2.35%, 01/28/19	590,000	591,253
JPMorgan Chase & Co., 2.96%, (3-Month USD LIBOR + 1.48%), 03/01/21@	630,000	649,900

Investments	Principal	Value
CORPORATE BONDS (continued)

Banks (continued)
US Bancorp, Series MTN, 2.00%, (3-Month USD LIBOR + 0.64%), 01/24/22@	$ 1,125,000	$ 1,135,057
Wells Fargo & Co., 2.13%, 04/22/19	1,100,000	1,100,038
Total Banks		10,383,898

Biotechnology — 1.5%
Amgen, Inc., 1.73%, (3-Month USD LIBOR + 0.32%), 05/10/19@	705,000	706,323
Gilead Sciences, Inc., 1.85%, 09/20/19	400,000	398,438
Total Biotechnology		1,104,761

Building Materials — 0.6%
Vulcan Materials Co., 2.19%, (3-Month USD LIBOR + 0.60%), 06/15/20@	430,000	430,458

Chemicals — 1.0%
Dow Chemical Co. (The), 8.55%, 05/15/19	680,000	736,803

Computers — 1.2%
Apple, Inc., 1.90%, (3-Month USD LIBOR + 0.50%), 02/09/22@	870,000	882,494

Diversified Financial Services — 4.5%
Air Lease Corp., 2.13%, 01/15/18	420,000	419,976
American Express Co., 7.00%, 03/19/18	400,000	404,306
American Express Credit Corp., Series GMTN, 2.25%, 08/15/19	420,000	420,977
American Express Credit Corp., Series F, 2.62%, (3-Month USD LIBOR + 1.05%), 09/14/20@	540,000	549,840
International Lease Finance Corp., 3.88%, 04/15/18	620,000	622,883
International Lease Finance Corp., 5.88%, 04/01/19	300,000	312,334
Jefferies Group LLC, 5.13%, 04/13/18	629,000	634,201
Total Diversified Financial Services		3,364,517

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Electric — 2.3%
Dominion Energy, Inc., Series A, 1.88%, 01/15/19	$180,000	$179,506
PG&E Corp., 2.40%, 03/01/19	755,000	755,649
Southern Co. (The), 2.45%, 09/01/18	805,000	807,472
Total Electric		1,742,627

Food — 0.8%
Tyson Foods, Inc., 2.04%, (3-Month USD LIBOR + 0.55%), 06/02/20@	590,000	593,441

Healthcare – Products — 1.1%
Abbott Laboratories, 2.35%, 11/22/19	834,000	835,290

Healthcare – Services — 0.5%
Catholic Health Initiatives, 2.60%, 08/01/18	340,000	341,130

Internet — 1.1%
eBay, Inc., 2.50%, 03/09/18	835,000	835,816

Machinery – Diversified — 1.4%
John Deere Capital Corp., Series MTN, 5.75%, 09/10/18	270,000	277,140
Roper Technologies, Inc., 2.05%, 10/01/18	755,000	755,059
Total Machinery – Diversified		1,032,199

Media — 1.1%
Time Warner Cable, Inc., 6.75%, 07/01/18	785,000	802,498

Pharmaceuticals — 4.1%
AbbVie, Inc., 1.80%, 05/14/18	965,000	964,615
Allergan Funding SCS, 2.35%, 03/12/18	490,000	490,412
Allergan Funding SCS, 2.80%, (3-Month USD LIBOR + 1.26%), 03/12/20@	855,000	867,653
Express Scripts Holding Co., 2.25%, 06/15/19	745,000	744,060
Total Pharmaceuticals		3,066,740

Pipelines — 3.1%
Buckeye Partners LP, 2.65%, 11/15/18	555,000	556,712

Investments	Principal	Value
CORPORATE BONDS (continued)

Pipelines (continued)
Enbridge Energy Partners LP, Series B, 6.50%, 04/15/18	$400,000	$405,329
Energy Transfer LP, 2.50%, 06/15/18	780,000	781,250
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19‡	537,000	561,568
Total Pipelines		2,304,859

REITS — 2.7%
ERP Operating LP, 2.38%, 07/01/19	740,000	742,015
Realty Income Corp., 2.00%, 01/31/18	260,000	259,981
Ventas Realty LP/Ventas Capital Corp., 2.00%, 02/15/18	845,000	844,977
Welltower, Inc., 2.25%, 03/15/18	155,000	155,068
Total REITS		2,002,041

Retail — 1.8%
CVS Health Corp., 1.90%, 07/20/18	840,000	839,860
Target Corp., 6.00%, 01/15/18	525,000	525,670
Total Retail		1,365,530

Telecommunications — 2.4%
AT&T, Inc., 5.50%, 02/01/18	810,000	812,336
AT&T, Inc., 2.62%, (3-Month USD LIBOR + 0.93%), 06/30/20@(a)	350,000	354,305
AT&T, Inc., 2.30%, (3-Month USD LIBOR + 0.89%), 02/14/23@	600,000	605,111
Total Telecommunications		1,771,752

Toys/Games/Hobbies — 0.5%
Mattel, Inc., 2.35%, 05/06/19	385,000	382,066

Transportation — 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 03/15/18	220,000	221,660

Total Corporate Bonds
(Cost $36,679,522)		36,723,718

ASSET BACKED SECURITIES — 25.4%

Diversified Financial Services — 25.4%
Ally Master Owner Trust, Class A, Series 2015-3, 1.63%, 05/15/20	325,000	324,793

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
American Express Credit Account Master Trust, Class A, Series 2013-2, 1.90%, (1-Month USD LIBOR + 0.42%), 05/17/21@	$1,520,000	$1,524,226
American Express Credit Account Master Trust, Class A, Series 2014-1, 1.85%, (1-Month USD LIBOR + 0.37%), 12/15/21@	400,000	401,567
BA Credit Card Trust, Class A, Series 2015-A2, 1.36%, 09/15/20	745,000	744,217
Cabela’s Credit Card Master Note Trust, Class A2, Series 2015-1A, 2.02%, (1-Month USD LIBOR + 0.54%), 03/15/23@	285,000	287,215
Capital One Multi-Asset Execution Trust, Class A3, Series 2014-A3, 1.86%, (1-Month USD LIBOR + 0.38%), 01/18/22@	400,000	401,370
Capital One Multi-Asset Execution Trust, Class A3, Series 2016-A3, 1.34%, 04/15/22	1,090,000	1,079,133
CarMax Auto Owner Trust, Class A3, Series 2016-3, 1.39%, 05/17/21	900,000	893,454
CarMax Auto Owner Trust, Class C, Series 2014-1, 1.93%, 11/15/19	500,000	499,930
Chase Issuance Trust, Class A, Series 2016-A2, 1.37%, 06/15/21	755,000	747,895
Chase Issuance Trust, Class A, Series 2017-A1, 1.78%, (1-Month USD LIBOR + 0.30%), 01/18/22@	900,000	904,328
Chase Issuance Trust, Class A5, Series 2015-A5, 1.36%, 04/15/20	240,000	239,748
Citibank Credit Card Issuance Trust, Class A2, Series 2017-A2, 1.74%, 01/19/21	640,000	638,646
Citibank Credit Card Issuance Trust, Class A6, Series 2014-A6, 2.15%, 07/15/21	500,000	500,633

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
Citibank Credit Card Issuance Trust, Class A8, Series 2014-A8, 1.73%, 04/09/20	$375,000	$375,010
Discover Card Execution Note Trust, Class A1, Series 2013-A1, 1.78%, (1-Month USD LIBOR + 0.30%), 08/17/20@	635,000	635,222
Discover Card Execution Note Trust, Class A6, Series 2013-A6, 1.93%, (1-Month USD LIBOR + 0.45%), 04/15/21@	840,000	842,730
Ford Credit Auto Owner Trust, Class A3, Series 2016-A, 1.39%, 07/15/20	303,954	302,990
Ford Credit Auto Owner Trust, Class C, Series 2014-A, 1.90%, 09/15/19	545,000	545,143
Ford Credit Floorplan Master Owner Trust A, Class A1, Series 2015-4, 1.77%, 08/15/20	375,000	374,816
Honda Auto Receivables Owner Trust, Class A3, Series 2015-1, 1.05%, 10/15/18	88,682	88,649
Honda Auto Receivables Owner Trust, Class A3, Series 2016-1, 1.22%, 12/18/19	446,576	444,955
Honda Auto Receivables Owner Trust, Class A3, Series 2016-4, 1.21%, 12/18/20	680,000	673,311
Hyundai Auto Receivables Trust, Class A2A, Series 2017-B, 1.57%, 08/17/20	224,000	223,383
Hyundai Auto Receivables Trust, Class A3, Series 2015-B, 1.12%, 11/15/19	532,218	530,859
Hyundai Auto Receivables Trust, Class C, Series 2014-A, 2.02%, 08/15/19	745,000	745,242
Nissan Auto Receivables Owner Trust, Class A3, Series 2015-A, 1.05%, 10/15/19	352,223	351,542
Nissan Auto Receivables Owner Trust, Class A3, Series 2015-B, 1.34%, 03/16/20	510,377	509,005

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-C, 1.18%, 01/15/21	$625,000	$618,707
Synchrony Credit Card Master Note Trust, Class A, Series 2015-2, 1.60%, 04/15/21	400,000	399,763
Toyota Auto Receivables, Class A2A, Series 2016-C, 1.00%, 01/15/19	186,828	186,707
Toyota Auto Receivables Owner Trust, Class A3, Series 2016-D, 1.23%, 10/15/20	850,000	842,764
Verizon Owner Trust, Class A, Series 2016-1A, 1.42%, 01/20/21‡	765,000	760,932
Wells Fargo Dealer Floorplan Master Note Trust, Class A, Series 2015-1, 2.00%, (1-Month USD LIBOR + 0.50%), 01/20/20@	265,000	265,065
Total Asset Backed Securities
(Cost $18,929,074)		18,903,950

FOREIGN BONDS — 9.9%

Banks — 4.7%
Barclays Bank PLC, Series GMTN, 1.94%, (3-Month USD LIBOR + 0.55%), 08/07/19 (United Kingdom)@	420,000	421,506
BNP Paribas SA, Series MTN, 2.40%, 12/12/18 (France)	295,000	295,873
Royal Bank of Canada, Series GMTN, 1.80%, 07/30/18 (Canada)	630,000	629,283
Sumitomo Mitsui Financial Group, Inc., 3.22%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	615,000	636,284
Toronto-Dominion Bank (The), Series GMTN, 1.45%, 09/06/18 (Canada)	425,000	423,515
Toronto-Dominion Bank (The), 1.51%, (3-Month USD LIBOR + 0.15%), 10/24/19 (Canada)@	510,000	510,219

Investments	Principal	Value
FOREIGN BONDS (continued)

Banks (continued)
Westpac Banking Corp., 2.25%, 07/30/18 (Australia)	$561,000	$562,183
Total Banks		3,478,863

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc., 1.90%, 02/01/19 (Belgium)	840,000	838,481

Diversified Financial Services — 0.7%
Nomura Holdings, Inc., Series GMTN, 2.75%, 03/19/19 (Japan)	549,000	553,270

Oil & Gas — 1.2%
BP Capital Markets PLC, 1.38%, 05/10/18 (United Kingdom)	500,000	499,263
Ecopetrol SA, 7.63%, 07/23/19 (Colombia)	335,000	360,125
Total Oil & Gas		859,388

Retail — 0.3%
Alimentation Couche-Tard, Inc., 2.07%, (3-Month USD LIBOR + 0.50%), 12/13/19 (Canada)@‡	200,000	200,179

Sovereign — 0.8%
Export-Import Bank of Korea, 1.75%, 02/27/18 (South Korea)	620,000	619,623

Telecommunications — 1.1%
Vodafone Group PLC, 1.50%, 02/19/18 (United Kingdom)	845,000	844,395

Total Foreign Bonds
(Cost $7,392,174)		7,394,199

MORTGAGE BACKED SECURITIES — 6.7%

Commercial Mortgage Backed Securities — 6.7%
CFCRE Commercial Mortgage Trust, Class A2, Series 2011-C2, 3.06%, 12/15/47	266	266
COMM Mortgage Trust, Class A2, Series 2013-CR6, 2.12%, 03/10/46	71,122	71,084

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
COMM Mortgage Trust, Class A2, Series 2013-LC13, 3.01%, 08/10/46	$415,000	$417,197
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C02, 2.50%, (1-Month USD LIBOR + 0.95%), 05/25/24@	247,108	247,996
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C04, 3.00%, (1-Month USD LIBOR + 1.45%), 01/25/29@	1,039,779	1,050,060
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C06, 2.85%, (1-Month USD LIBOR + 1.30%), 04/25/29@	699,010	707,143
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C03, 2.50%, (1-Month USD LIBOR + 0.95%), 10/25/29@	700,836	706,525
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C05, 2.10%, (1-Month USD LIBOR + 0.55%), 01/25/30@	703,234	704,204
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	268,993	269,491
WFRBS Commercial Mortgage Trust, Class A2, Series 2013-C13, 1.96%, 05/15/45	796,551	795,962
Total Mortgage Backed Securities
(Cost $4,950,594)		4,969,928

U.S. TREASURY NOTES — 5.0%
U.S. Treasury Note, 1.38%, 09/30/18	2,985,000	2,977,538
U.S. Treasury Note, 1.25%, 11/30/18	745,000	741,435
Total U.S. Treasury Notes
(Cost $3,727,004)		3,718,973

U.S. TREASURY BILL — 0.2%

U.S. Treasury Bill, 1.24%, 05/03/18(b)
(Cost $99,589)	100,000	99,532

Investments	Shares/Principal	Value

MONEY MARKET FUND — 7.6%
JPMorgan U.S. Government Money Market Fund – Institutional Class, 1.14%(c) (Cost $5,693,719)	5,693,719	$5,693,719

REPURCHASE AGREEMENTS — 0.4%(d)
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $250,030, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $254,353)	$250,000	250,000
RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $95,811, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $97,413)	95,800	95,800
Total Repurchase Agreements
(Cost $345,800)		345,800

Total Investments — 104.5%
(Cost $77,817,476)		77,849,819

Liabilities in Excess of Other Assets – (4.5%)		(3,387,218)
Net Assets — 100.0%		$74,462,601

____________

LP — Limited Partnership

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

@      Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2017.

‡       Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $336,482; the aggregate market value of the collateral held by the fund is $345,800.

(b)     Represents a zero coupon bond. Rate shown reflects the effective yield.

(c)     Rate shown reflects the 7-day yield as of December 31, 2017.

(d)    Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	1.1%
Auto Manufacturers	2.3
Banks	18.6
Beverages	1.1
Biotechnology	1.5
Building Materials	0.6
Chemicals	1.0
Commercial Mortgage Backed Securities	6.7
Computers	1.2
Diversified Financial Services	30.6
Electric	2.3
Food	0.8
Healthcare – Products	1.1
Healthcare – Services	0.5
Internet	1.1
Machinery – Diversified	1.4
Media	1.1
Oil & Gas	1.2
Pharmaceuticals	4.1
Pipelines	3.1
REITS	2.7
Retail	2.1
Sovereign	0.8
Telecommunications	3.5
Toys/Games/Hobbies	0.5
Transportation	0.3
U.S. Treasury Bill	0.2
U.S. Treasury Notes	5.0
Money Market Fund	7.6
Repurchase Agreements	0.4
Total Investments	104.5
Liabilities in Excess of Other Assets	(4.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS — 96.1%

Asset Allocation Fund — 1.9%
SPDR Bloomberg Barclays Convertible Securities ETF	6,453	$326,522

Debt Fund — 14.6%
PowerShares Fundamental High Yield Corporate Bond Portfolio	43,687	827,869
SPDR Doubleline Total Return Tactical ETF	17,003	827,026
Vanguard Intermediate-Term Bond ETF	9,863	826,815
Total Debt Fund		2,481,710

Equity Fund — 79.6%
Financial Select Sector SPDR Fund	24,769	691,303
iShares MSCI EAFE ETF	22,629	1,591,045
iShares MSCI Emerging Markets ETF	17,877	842,364
iShares Russell 2000 ETF	6,720	1,024,531
SPDR S&P 500 ETF Trust(a)	30,093	8,030,618
Vanguard REIT ETF	5,994	497,382
X-trackers MSCI Europe Hedged Equity ETF	28,653	814,318
Total Equity Fund		13,491,561
Total Exchange Traded Funds
(Cost $13,885,950)		16,299,793

MONEY MARKET FUND — 3.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.17%(b) (Cost $622,658)	622,658	622,658

	Notional Amount
PURCHASED PUT OPTION — 0.3%
SPDR S&P 500 ETF Trust, Option expiring 03/16/18, Strike Price $268.00 (Cost $41,662)	9,400	94	48,739

Total Investments Before Written Options — 100.1%
(Cost $14,550,270)			16,971,190

Investments	Notional Amount	Contracts	Value
WRITTEN CALL OPTIONS – (0.1)%

iShares MSCI EAFE ETF, expiring 01/19/18, Strike Price $71.50	(17,000)	(170)	$(1,615)
iShares MSCI Emerging Markets ETF, expiring 01/19/18, Strike Price $47.50	(8,900)	(89)	(3,560)
SPDR S&P 500 ETF Trust, expiring 01/19/18, Strike Price $272.00	(15,000)	(150)	(2,775)
Total Written Call Options [Premiums Received $(18,628)]			(7,950)

Total Investments — 100.0%
(Cost $14,531,642)			16,963,240

Liabilities in Excess of Other Assets — 0.0%**			(5,441)
Net Assets — 100.0%			$16,957,799

____________

ETF — Exchange Traded Fund

**       Less than 0.05%.

(a)     All or a portion of this security has been pledged as collateral for written option contracts. The aggregate market value of the collateral was $2,541,575 as of December 31, 2017.

(b)     Rate shown reflects the 7-day yield as of December 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Allocation Fund	1.9%
Debt Fund	14.6
Equity Fund	79.6
Purchased Put Option	0.3
Written Call Option	(0.1)
Money Market Fund	3.7
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0) **
Net Assets	100.0%

____________

**       Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.0%

Agriculture — 29.5%
Altria Group, Inc.	4,235	$302,421
British American Tobacco PLC (United Kingdom)(a)	5,275	353,372
Imperial Brands PLC (United Kingdom)(a)	6,595	281,409
Philip Morris International, Inc.	2,910	307,442
Turning Point Brands, Inc.	19,395	409,816
Universal Corp.	5,895	309,488
Vector Group Ltd.	15,595	349,016
Total Agriculture		2,312,964

Beverages — 37.3%
Ambev SA (Brazil)(a)	13,203	85,291
Anheuser-Busch InBev SA/NV (Belgium)(a)	1,380	153,953
Boston Beer Co., Inc. (The), Class A*	1,800	343,980
Brown-Forman Corp., Class B	5,395	370,475
Cia Cervecerias Unidas SA (Chile)(a)	3,480	102,938
Constellation Brands, Inc., Class A	2,040	466,283
Craft Brew Alliance, Inc.*	11,695	224,544
Diageo PLC (United Kingdom)(a)	2,460	359,234
Fomento Economico Mexicano SAB de CV (Mexico)(a)	1,440	135,216
Heineken NV (Netherlands)(a)	2,280	118,834
MGP Ingredients, Inc.	4,440	341,347
Molson Coors Brewing Co., Class B	1,200	98,484
Vina Concha y Toro SA (Chile)(a)	3,480	126,846
Total Beverages		2,927,425

Entertainment — 4.6%
RCI Hospitality Holdings, Inc.	12,940	362,061

Healthcare – Products — 1.0%
Abbott Laboratories	1,350	77,044

Housewares — 4.8%
Scotts Miracle-Gro Co. (The)	3,480	372,325

Pharmaceuticals — 16.4%
AbbVie, Inc.	4,555	440,514
Catalent, Inc.*	8,875	364,585
Insys Therapeutics, Inc.*	50,388	484,733
Total Pharmaceuticals		1,289,832

Retail — 5.4%
BJ’s Restaurants, Inc.	2,580	93,912

Investments	Shares	Value
COMMON STOCKS (continued)

Retail (continued)
Dave & Buster’s Entertainment, Inc.*	5,995	$330,744
Total Retail		424,656
Total Common Stocks
(Cost $7,479,411)		7,766,307

MONEY MARKET FUND — 0.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.11%(b) (Cost $69,987)	69,987	69,987

Total Investments — 99.9%
(Cost $7,549,398)		7,836,294

Other Assets in Excess of Liabilities — 0.1%		10,116
Net Assets — 100.0%		$7,846,410

____________

PLC — Public Limited Company

*        Non-income producing security.

(a)     American Depositary Receipt.

(b)     Rate shown reflects the 7-day yield as of December 31, 2017.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	29.5%
Beverages	37.3
Entertainment	4.6
Healthcare – Products	1.0
Housewares	4.8
Pharmaceuticals	16.4
Retail	5.4
Money Market Fund	0.9
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.6%

Aerospace/Defense — 0.9%
Raytheon Co.	5,756	$1,081,265

Agriculture — 1.1%
Altria Group, Inc.	18,410	1,314,658

Auto Parts & Equipment — 1.4%
BorgWarner, Inc.	9,476	484,129
Lear Corp.	6,840	1,208,354
Total Auto Parts & Equipment		1,692,483

Banks — 4.1%
BB&T Corp.	10,031	498,741
Fifth Third Bancorp	45,428	1,378,286
M&T Bank Corp.	4,981	851,701
PacWest Bancorp	8,342	420,437
PNC Financial Services Group, Inc. (The)	6,853	988,819
US Bancorp	18,991	1,017,538
Total Banks		5,155,522

Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc.*	7,086	847,415
Amgen, Inc.	8,001	1,391,374
Biogen, Inc.*	6,392	2,036,299
Total Biotechnology		4,275,088

Chemicals — 2.3%
Eastman Chemical Co.	11,432	1,059,061
Monsanto Co.	6,113	713,876
WR Grace & Co.	16,223	1,137,719
Total Chemicals		2,910,656

Commercial Services — 4.3%
Automatic Data Processing, Inc.	10,482	1,228,385
ManpowerGroup, Inc.	8,844	1,115,317
Robert Half International, Inc.	34,270	1,903,356
ServiceMaster Global Holdings, Inc.*	9,599	492,141
United Rentals, Inc.*	3,452	593,433
Total Commercial Services		5,332,632

Computers — 2.3%
NCR Corp.*(a)	42,204	1,434,514
Teradata Corp.*(a)	36,651	1,409,597
Total Computers		2,844,111

Cosmetics/Personal Care — 0.9%
Edgewell Personal Care Co.*(a)	19,958	1,185,306

Distribution/Wholesale — 1.0%
HD Supply Holdings, Inc.*	30,496	1,220,755

Investments	Shares	Value
COMMON STOCKS (continued)

Diversified Financial Services — 9.7%
Alliance Data Systems Corp.	13,433	$3,404,997
Ally Financial, Inc.	50,413	1,470,043
Ameriprise Financial, Inc.	15,756	2,670,169
FNF Group	12,784	501,644
Franklin Resources, Inc.	37,443	1,622,405
Synchrony Financial	63,934	2,468,492
Total Diversified Financial Services		12,137,750

Electric — 0.4%
WEC Energy Group, Inc.	7,548	501,414

Electrical Components & Equipment — 0.5%
Emerson Electric Co.	8,472	590,414

Electronics — 1.7%
Amphenol Corp., Class A	11,388	999,867
Gentex Corp.	14,013	293,572
Waters Corp.*	4,510	871,287
Total Electronics		2,164,726

Environmental Control — 0.6%
Waste Management, Inc.	7,972	687,984

Food — 6.9%
Campbell Soup Co.	37,351	1,796,957
Conagra Brands, Inc.	80,939	3,048,972
Hormel Foods Corp.	21,105	768,011
Ingredion, Inc.	7,641	1,068,212
JM Smucker Co. (The)	15,397	1,912,923
Total Food		8,595,075

Healthcare – Products — 2.8%
DENTSPLY SIRONA, Inc.	16,386	1,078,690
Patterson Cos., Inc.	26,943	973,450
Varian Medical Systems, Inc.*(a)	12,704	1,412,050
Total Healthcare – Products		3,464,190

Healthcare – Services — 5.9%
Cigna Corp.	5,585	1,134,258
HCA Healthcare, Inc.*	18,269	1,604,749
Humana, Inc.	9,263	2,297,872
Laboratory Corp. of America Holdings*	5,718	912,078
Quest Diagnostics, Inc.	14,164	1,395,012
Total Healthcare – Services		7,343,969

Home Builders — 0.7%
NVR, Inc.*	243	852,497

Housewares — 0.8%
Toro Co. (The)	14,503	946,031

See accompanying Notes to Financial Statements.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Insurance — 10.5%
Aflac, Inc.	20,641	$1,811,867
Alleghany Corp.*(a)	697	415,475
Assurant, Inc.	23,686	2,388,496
Axis Capital Holdings Ltd.	41,907	2,106,246
Cincinnati Financial Corp.	8,042	602,909
Lincoln National Corp.	22,932	1,762,783
MetLife, Inc.	32,562	1,646,335
RenaissanceRe Holdings Ltd. (Bermuda)	7,248	910,276
Torchmark Corp.	16,454	1,492,542
Total Insurance		13,136,929

Internet — 3.1%
CDW Corp.	35,720	2,482,183
TripAdvisor, Inc.*(a)	39,252	1,352,624
Total Internet		3,834,807

Iron/Steel — 0.6%
Steel Dynamics, Inc.	17,498	754,689

Lodging — 1.3%
Marriott International, Inc., Class A	12,180	1,653,191

Media — 2.5%
AMC Networks, Inc., Class A*(a)	29,933	1,618,777
Charter Communications, Inc., Class A*	4,466	1,500,397
Total Media		3,119,174

Miscellaneous Manufacturing — 2.1%
Carlisle Cos., Inc.	8,421	957,047
Donaldson Co., Inc.(a)	20,459	1,001,468
Pentair PLC (United Kingdom)	9,517	672,090
Total Miscellaneous Manufacturing		2,630,605

Oil & Gas — 0.6%
Cabot Oil & Gas Corp.	26,354	753,724

Packaging & Containers — 1.5%
Crown Holdings, Inc.*	22,793	1,282,106
Sealed Air Corp.	12,476	615,067
Total Packaging & Containers		1,897,173

REITS — 1.9%
GGP, Inc.	34,327	802,909
SL Green Realty Corp.	10,653	1,075,207
VEREIT, Inc.	66,924	521,338
Total REITS		2,399,454

Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 12.1%
Advance Auto Parts, Inc.	3,173	$316,316
AutoZone, Inc.*	1,877	1,335,241
Bed Bath & Beyond, Inc.(a)	72,277	1,589,371
Best Buy Co., Inc.	24,589	1,683,609
Burlington Stores, Inc.*	9,129	1,123,141
Dollar General Corp.	10,085	938,006
Foot Locker, Inc.	29,629	1,389,008
Kohl’s Corp.	34,531	1,872,616
Macy’s, Inc.	22,561	568,312
PVH Corp.	8,412	1,154,211
Ross Stores, Inc.	12,311	987,958
Wal-Mart Stores, Inc.	11,346	1,120,417
Williams-Sonoma, Inc.(a)	19,786	1,022,936
Total Retail		15,101,142

Semiconductors — 1.3%
Applied Materials, Inc.	13,799	705,405
Texas Instruments, Inc.	9,095	949,882
Total Semiconductors		1,655,287

Shipbuilding — 1.3%
Huntington Ingalls Industries, Inc.	6,784	1,598,989

Software — 3.6%
Adobe Systems, Inc.*	4,438	777,715
Akamai Technologies, Inc.*	18,646	1,212,736
Intuit, Inc.	4,606	726,735
Jack Henry & Associates, Inc.(a)	7,470	873,691
Red Hat, Inc.*	8,002	961,040
Total Software		4,551,917

Telecommunications — 3.5%
ARRIS International PLC*	109,398	2,810,434
Motorola Solutions, Inc.	17,279	1,560,985
Total Telecommunications		4,371,419

Transportation — 1.0%
Norfolk Southern Corp.	8,284	1,200,351
Total Common Stocks
(Cost $114,660,483)		122,955,377

MONEY MARKET FUNDS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.17%(b)(c)	127,000	127,000

See accompanying Notes to Financial Statements.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUNDS (continued)

Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class, 1.20%(b)(c)	124,000	$124,000
Invesco STIT – Government & Agency Portfolio, Institutional Class, 1.18%(b)(c)	128,000	128,000
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 1.14%(b)	1,697,152	1,697,152
Total Money Market Funds
(Cost $2,076,152)		2,076,152

REPURCHASE AGREEMENTS — 2.0%(c)
Citigroup Global Markets, Inc., dated 12/29/17, due 01/02/18, 1.41%, total to be received $677,342, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 04/01/18 – 08/20/67, totaling $688,663)	$677,262	677,262
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.43%, total to be received $677,343, (collateralized by various U.S. Government Agency Obligations, 0.00% – 6.50%, 01/11/18 – 12/01/51, totaling $689,055)	677,262	677,262
HSBC Securities USA, Inc., dated 12/29/17, due 01/02/18, 1.36%, total to be received $498,985, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.13%, 12/31/17 – 05/15/47, totaling $506,514)	498,928	498,928

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Dominion Securities, Inc., dated 12/29/17, due 01/02/18, 1.40%, total to be received $677,341, (collateralized by various U.S. Government Agency Obligations, 1.88% – 8.88%, 02/15/19 – 12/20/47, totaling $688,668)	$677,262	$677,262
Total Repurchase Agreements
(Cost $2,530,714)		2,530,714

Total Investments — 102.3%
(Cost $119,267,349)		127,562,243

Liabilities in Excess of Other Assets — (2.3%)		(2,873,394)
Net Assets — 100.0%		$124,688,849

____________

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

*        Non-income producing security.

(a)     All or a portion of security is on loan. The aggregate market value of the securities on loan is $9,998,101; the aggregate market value of the collateral held by the fund is $10,213,768. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $7,304,054.

(b)     Rate shown reflects the 7-day yield as of December 31, 2017.

(c)     Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

December 31, 2017 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.9%
Agriculture	1.1
Auto Parts & Equipment	1.4
Banks	4.1
Biotechnology	3.4
Chemicals	2.3
Commercial Services	4.3
Computers	2.3
Cosmetics/Personal Care	0.9
Distribution/Wholesale	1.0
Diversified Financial Services	9.7
Electric	0.4
Electrical Components & Equipment	0.5
Electronics	1.7
Environmental Control	0.6
Food	6.9
Healthcare – Products	2.8
Healthcare – Services	5.9
Home Builders	0.7
Housewares	0.8
Insurance	10.5
Internet	3.1
Iron/Steel	0.6
Lodging	1.3
Media	2.5
Miscellaneous Manufacturing	2.1
Oil & Gas	0.6
Packaging & Containers	1.5
REITS	1.9
Retail	12.1
Semiconductors	1.3
Shipbuilding	1.3
Software	3.6
Telecommunications	3.5
Transportation	1.0
Money Market Funds	1.7
Repurchase Agreements	2.0
Total Investments	102.3
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

	AdvisorShares Cornerstone Small Cap ETF	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Focused Equity ETF
ASSETS
Investments, at Cost	$3,926,072	$147,503,280	$11,714,166
Investments in Affiliates, at Cost (Note 8)	—	—	—
Repurchase Agreements, at Cost (Note 2)	460,323	19,295,767	357,200
Total Cost of Investments	4,386,395	166,799,047	12,071,366
Investments, at Market Value (including securities on loan) (Note 2)(a)	4,668,228	171,633,891	13,128,314
Investments in Affiliates, at Market Value (Note 8)	—	—	—
Repurchase Agreements, at Market Value (Note 2)	460,323	19,295,767	357,200
Total Market Value of Investments	5,128,551	190,929,658	13,485,514
Cash	—	20,457	—
Dividends and Interest Receivable	4,068	193,191	5,371
Receivable from Securities Sold	—	—	3,404,593
Capital Shares Receivable	—	1,467,635	—
Reclaim Receivable	—	6,530	—
Due from Investment Advisor	5,962	—	340
Prepaid CCO Fees	—	393	—
Prepaid Expenses	140	37,187	2,243
Total Assets	5,138,721	192,655,051	16,898,061
LIABILITIES
Cash collateral for securities on loan(b)	460,323	22,284,767	357,200
Advisory Fees Payable	—	111,946	—
Trustee Fees Payable	1,223	738	1,095
Payable for Securities Purchased	—	1,442,694	3,245,835
CCO Fees Payable	219	—	203
Due to Custodian	—	—	—
Accrued Expenses	32,186	44,834	29,841
Total Liabilities	493,951	23,884,979	3,634,174
NET ASSETS	$4,644,770	$168,770,072	$13,263,887
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$3,654,824	$145,808,468	$11,083,805
Undistributed (Accumulated) Net Investment Income (Loss)	2,293	(52,259)	(1,488)
Undistributed (Accumulated) Net Realized Gain (Loss)	245,497	(1,116,748)	767,422
Net Unrealized Appreciation (Depreciation)	742,156	24,130,611	1,414,148
NET ASSETS	$4,644,770	$168,770,072	$13,263,887
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	136,476	2,875,000	425,000
Net Asset Value (NAV) Per Share	$34.03	$58.70	$31.21

(a) Market value of securities on loan	$960,924	$27,890,281	$790,987
(b) Non-cash collateral for securities on loan	$522,982	$6,246,642	$450,486
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

AdvisorShares KIM Korea Equity ETF	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF	AdvisorShares Meidell Tactical Advantage ETF	AdvisorShares New Tech and Media ETF

$8,169,016	$24,058,267	$17,732,088	$11,790,423	$14,739,456	$51,352,432
—	—	1,177,610	—	—	—
—	606,349	5,303,247	2,869,137	3,890,798	7,202,669
8,169,016	24,664,616	24,212,945	14,659,560	18,630,254	58,555,101
10,163,612	29,374,706	17,924,451	13,759,936	14,758,844	51,970,524
—	—	1,301,147	—	—	—
—	606,349	5,303,247	2,869,137	3,890,798	7,202,669
10,163,612	29,981,055	24,528,845	16,629,073	18,649,642	59,173,193
—	—	—	—	1,374,497	—
79,574	33,259	13,006	7,356	859	16,504
1,005,895	16,972	—	—	—	—
—	—	648,950	—	—	—
—	—	—	1,069	—	—
4,524	—	—	—	—	—
—	—	—	—	—	—
709	8,760	5,299	2,506	4,254	38,865
11,254,314	30,040,046	25,196,100	16,640,004	20,029,252	59,228,562

—	606,349	5,673,247	3,340,137	4,341,798	7,202,669
—	23,236	8,275	8,662	9,821	25,500
1,101	1,088	1,115	1,237	1,126	528
196,311	5,602	637,617	—	1,374,497	—
168	156	229	274	259	288
508,798	—	—	85,511	—	—
25,304	40,535	37,413	40,482	35,803	16,271
731,682	676,966	6,357,896	3,476,303	5,763,304	7,245,256
$10,522,632	$29,363,080	$18,838,204	$13,163,701	$14,265,948	$51,983,306

$8,315,679	$27,336,951	$19,431,950	$16,879,255	$14,003,972	$53,201,480
(25,735)	5,099	58	11,680	4,451	(61,681)
238,516	(3,295,409)	(909,704)	(5,696,747)	238,137	(1,774,585)
1,994,172	5,316,439	315,900	1,969,513	19,388	618,092
$10,522,632	$29,363,080	$18,838,204	$13,163,701	$14,265,948	$51,983,306

350,000	550,000	725,000	425,000	425,000	2,425,000
$30.06	$53.39	$25.98	$30.97	$33.57	$21.44

$—	$1,061,468	$5,534,850	$4,250,478	$4,245,890	$7,024,961
$—	$481,937	$—	$1,030,053	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Pacific Asset Enhanced Floating Rate ETF	AdvisorShares Peritus High Yield ETF
ASSETS
Investments, at Cost	$198,889,882	$29,708,488	$155,185,503
Investments in Affiliates, at Cost (Note 8)	—	—	—
Repurchase Agreements, at Cost (Note 2)	564,997	239,435	15,051,179
Total Cost of Investments	199,454,879	29,947,923	170,236,682
Investments, at Market Value (including securities on loan) (Note 2)(a)	199,320,993	29,440,648	155,313,280
Investments in Affiliates, at Market Value (Note 8)	—	—	—
Repurchase Agreements, at Market Value (Note 2)	564,997	239,435	15,051,179
Total Market Value of Investments	199,885,990	29,680,083	170,364,459
Cash	96,707	33,530	546,479
Cash collateral held at brokers	—	—	—
Unrealized Appreciation on Swaps Contracts	—	2,386	—
Dividends and Interest Receivable	783,515	77,861	2,236,175
Receivable from Securities Sold	657,073	—	—
Due from Investment Advisor	—	—	—
Prepaid CCO Fees	571	—	—
Prepaid Expenses	24,265	5,699	19,654
Total Assets	201,448,121	29,799,559	173,166,767
LIABILITIES
Interest Payable	—	—	—
Cash collateral for securities on loan(b)	564,997	239,435	17,365,179
Advisory Fees Payable	113,444	11,265	153,385
Trustee Fees Payable	686	1,099	1,126
Securities Sold, Not Yet Purchased(c)	—	—	—
Payable for Securities Purchased	2,027,185	2,519,055	1,780,000
Options Written, at value(d)	—	—	—
CCO Fees Payable	—	117	795
Due to Broker	—	13,556	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—
Accrued Expenses	45,844	21,690	24,295
Total Liabilities	2,752,156	2,806,217	19,324,780
NET ASSETS	$198,695,965	$26,993,342	$153,841,987
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$204,614,897	$27,488,371	$332,796,256
Undistributed (Accumulated) Net Investment Income (Loss)	(665,769)	53,658	42,043
Undistributed (Accumulated) Net Realized Gain (Loss)	(5,684,274)	(283,233)	(179,124,089)
Net Unrealized Appreciation (Depreciation)	431,111	(265,454)	127,777
NET ASSETS	$198,695,965	$26,993,342	$153,841,987
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	4,100,000	550,000	4,200,000
Net Asset Value (NAV) Per Share	$48.46	$49.08	$36.63

(a) Market value of securities on loan	$548,806	$234,549	$17,711,759
(b) Non-cash collateral for securities on loan	$—	$—	$774,509
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—
(d) Premiums Received for Options Written	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2017 (Unaudited)

AdvisorShares Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF	AdvisorShares Vice ETF	AdvisorShares Wilshire Buyback ETF

$3,436,256	$77,471,676	$14,550,270	$7,549,398	$116,736,635
67,115,250	—	—	—	—
—	345,800	—	—	2,530,714
70,551,506	77,817,476	14,550,270	7,549,398	119,267,349
3,436,256	77,504,019	16,971,190	7,836,294	125,031,529
67,041,000	—	—	—	—
—	345,800	—	—	2,530,714
70,477,256	77,849,819	16,971,190	7,836,294	127,562,243
79,609,146	—	—	1,092	—
143,981,174	120,230	—	—	—
—	—	—	—	—
33,503	333,917	41,056	11,370	147,053
—	—	—	—	—
—	—	—	5,248	—
129	—	—	—	—
29,196	13,653	10,567	—	13,577
294,130,404	78,317,619	17,022,813	7,854,004	127,722,873

21,680	—	—	—	—
—	345,800	—	—	2,909,714
204,860	7,927	18,660	—	80,151
869	1,046	1,113	434	930
141,498,960	—	—	—	—
1,426,783	3,469,674	—	—	—
—	—	7,950	—	—
—	65	180	194	125
—	—	2,219	—	—
80,925	—	—	—	—
70,851	30,506	34,892	6,966	43,104
143,304,928	3,855,018	65,014	7,594	3,034,024
$150,825,476	$74,462,601	$16,957,799	$7,846,410	$124,688,849

$382,572,070	$74,760,865	$15,623,504	$7,563,002	$129,121,987
(3,142,599)	(5,986)	46,977	(767)	52,328
(224,975,122)	(324,621)	(1,144,280)	(2,721)	(12,780,360)
(3,628,873)	32,343	2,431,598	286,896	8,294,894
$150,825,476	$74,462,601	$16,957,799	$7,846,410	$124,688,849

19,175,000	750,000	550,000	300,000	1,750,000
$7.87	$99.28	$30.83	$26.15	$71.25

$—	$336,482	$—	$—	$9,998,101
$—	$—	$—	$—	$7,304,054
$137,944,337	$—	$—	$—	$—
$—	$—	$18,628	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2017 (Unaudited)

	AdvisorShares Cornerstone Small Cap ETF	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Focused Equity ETF
INVESTMENT INCOME:
Dividend Income	$23,989	$783,761	$64,787
Dividend Income from Affiliates	—	—	—
Securities lending income (net) (Note 2)	2,458	193,474	379
Foreign withholding tax	—	(38,699)	—
Total Investment Income	26,447	938,536	65,166

EXPENSES:
Advisory Fees	14,626	418,069	43,901
Accounting & Administration Fees	28,973	38,224	20,744
Professional Fees	10,575	17,682	10,898
Exchange Listing Fees	7,944	4,539	3,705
Custody Fees	1,937	5,446	1,086
Report to Shareholders	3,976	10,374	2,462
Trustee Fees	2,544	2,598	2,546
CCO Fees	929	3,069	1,216
Pricing Fees	1,873	3,094	2,056
Transfer Agent Fees	169	4,181	472
Insurance Fees	119	1,728	308
Licensing Fees	—	5,435	—
Miscellaneous Fees	660	2,328	419
Total Expenses	74,325	516,767	89,813

Advisory Fees Waived/Recoupment	(14,626)	132,928	(43,901)
Expense Reimbursement	(39,447)	—	(2,011)
Net Expenses	20,252	649,695	43,901
Net Investment Income (Loss)	6,195	288,841	21,265

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(171,234)	(768,565)	274,743
Investments in Affiliates	—	—	—
In-Kind Redemptions	416,827	2,828,556	513,725
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	227,538	19,869,817	349,205
Foreign Currency Translations	—	—	—
Net Realized and Unrealized Gain (Loss)	473,131	21,929,808	1,137,673
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$479,326	$22,218,649	$1,158,938

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2017 (Unaudited)

AdvisorShares KIM Korea Equity ETF	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF	AdvisorShares Meidell Tactical Advantage ETF	AdvisorShares New Tech and Media ETF(1)

$206,704	$240,219	$330,865	$140,622	$100,316	$38,663
—	—	59,311	—	—	—
—	1,581	42,529	11,913	9,426	12,288
(26,107)	—	—	(10,983)	—	—
180,597	241,800	432,705	141,552	109,742	50,951

44,095	111,462	45,476	49,166	83,041	79,505
21,530	43,399	38,113	37,808	37,921	5,341
11,321	12,013	11,233	10,946	10,823	30,345
3,668	3,284	3,300	3,300	3,289	3,542
34,604	5,826	939	740	1,146	2,761
2,736	883	775	868	1,185	5,192
2,545	2,595	2,587	2,587	2,581	2,071
1,149	1,647	1,403	1,243	1,290	1,038
2,023	3,164	3,154	3,097	2,649	1,959
394	1,045	682	461	519	994
257	813	547	354	439	1,255
—	—	—	—	—	—
834	1,917	598	675	643	1,529
125,156	188,048	108,807	111,245	145,526	135,532

(44,095)	(13,889)	(22,402)	(34,424)	(52,105)	(22,900)
(29,092)	—	—	—	—	—
51,969	174,159	86,405	76,821	93,421	112,632
128,628	67,641	346,300	64,731	16,321	(61,681)

386,422	222,870	(330)	262,618	1,466,172	(2,384,468)
—	—	18,109	—	—	—
—	—	—	—	8,352	609,883
(2,582)	—	—	—	—	—

590,964	2,437,791	71,984	1,333,429	(81,785)	618,092
(348)	—	—	—	—	—
974,456	2,660,661	89,763	1,596,047	1,392,739	(1,156,493)
$1,103,084	$2,728,302	$436,063	$1,660,778	$1,409,060	$(1,218,174)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2017 (Unaudited)

	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Pacific Asset Enhanced Floating Rate ETF	AdvisorShares Peritus High Yield ETF
INVESTMENT INCOME:
Dividend Income	$32,338	$—	$—
Dividend Income from Affiliates	—	—	—
Interest Income	3,368,427	623,460	6,608,378
Securities lending income (net) (Note 2)	3,054	96	92,888
Foreign withholding tax	—	—	—
Total Investment Income	3,403,819	623,556	6,701,266

EXPENSES:
Advisory Fees	836,291	129,918	897,347
Accounting & Administration Fees	72,587	52,003	61,347
Professional Fees	33,458	12,197	27,067
Exchange Listing Fees	3,300	3,191	3,300
Custody Fees	14,688	4,247	8,013
Report to Shareholders	10,386	890	1,933
Trustee Fees	3,040	2,604	2,925
CCO Fees	8,709	1,647	6,100
Pricing Fees	10,431	7,722	4,171
Transfer Agent Fees	9,650	1,026	6,119
Insurance Fees	7,789	805	5,200
Interest on Securities Sold, Not Yet Purchased	—	—	—
Dividend Expense	—	—	—
Miscellaneous Fees	7,707	894	5,082
Total Expenses	1,018,036	217,144	1,028,604

Advisory Fees Waived/Recoupment	(53,084)	(66,712)	—
Expense Reimbursement	—	—	—
Net Expenses	964,952	150,432	1,028,604
Net Investment Income (Loss)	2,438,867	473,124	5,672,662

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(154,794)	(47,409)	294,463
In-Kind Redemptions	—	—	304,927
Swaps	—	(26,574)	—
Short Sales	—	—	—
Options Written	—	—	—
Distributions by other Investment Companies	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(98,015)	(136,066)	227,379
Short Sales	—	—	—
Options Written	—	—	—
Swaps	—	25,429	—
Net Realized and Unrealized Gain (Loss)	(252,809)	(184,620)	826,769
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,186,058	$288,504	$6,499,431

____________

(1)     Represents the period July 11, 2017 (commencement of operations) to December 31, 2017.

(2)     Represents the period December 12, 2017 (commencement of operations) to December 31, 2017.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2017 (Unaudited)

AdvisorShares Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy- Write ETF	AdvisorShares Vice ETF(2)	AdvisorShares Wilshire Buyback ETF

$153,557	$8,002	$209,421	$15,401	$1,034,250
495,922	—	—	—	—
—	693,485	—	—	—
—	371	—	—	15,403
—	—	—	(391)	(2,686)
649,479	701,858	209,421	15,010	1,046,967

1,300,139	121,646	118,540	1,877	601,987
38,288	59,046	37,902	125	38,307
26,020	18,524	12,190	4,427	26,903
3,300	3,441	3,300	359	4,539
6,521	4,365	659	392	9,070
15,524	6,100	363	922	10,187
2,917	2,741	2,582	434	2,822
6,222	3,469	1,343	194	5,235
4,499	8,297	3,509	369	2,825
6,501	3,041	659	23	5,017
5,217	2,563	533	154	4,423
39,709	—	—	—	—
857,560	—	—	—	—
5,626	2,689	663	194	4,370
2,318,043	235,922	182,243	9,470	715,685

—	(94,001)	(19,799)	(1,877)	(113,698)
—	—	—	(5,247)	—
2,318,043	141,921	162,444	2,346	601,987
(1,668,564)	559,937	46,977	12,664	444,980

—	3,778	(62,115)	(2,721)	(1,656,741)
—	—	226,445	—	11,192,025
—	—	—	—	—
(14,602,185)	—	—	—	—
—	—	(127,922)	—	—
—	—	791	—	—

(141,750)	(83,895)	907,502	286,896	100,741
2,003,368	—	—	—	—
—	—	(2,281)	—	—
—	—	—	—	—
(12,740,567)	(80,117)	942,420	284,175	9,636,025
$(14,409,131)	$479,820	$989,397	$296,839	$10,081,005
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Cornerstone Small Cap ETF		AdvisorShares Dorsey Wright ADR ETF
	Six months ended December 31, 2017 (Unaudited)	For the period July 6, 2016* to June 30, 2017	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$6,195	$3,030	$288,841	$430,035
Net Realized Gain (Loss)	245,593	252,170	2,059,991	126,327
Net Change in Unrealized Appreciation (Depreciation)	227,538	514,618	19,869,817	2,996,898
Net Increase (Decrease) In Net Assets Resulting From Operations	479,326	769,818	22,218,649	3,553,260
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(4,326)	(2,606)	(368,211)	(482,641)
Net Realized Gains	(96,752)	—	—	—
Total Distributions	(101,078)	(2,606)	(368,211)	(482,641)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,428,788	4,274,277	88,360,274	58,828,551
Value of Shares Redeemed	(2,448,590)	(755,165)	(6,625,477)	(11,362,316)
Net Increase (Decrease) From Capital Stock Transactions	(19,802)	3,519,112	81,734,797	47,466,235
Net Increase (Decrease) in Net Assets	358,446	4,286,324	103,585,235	50,536,854
Net Assets:
Beginning of Year/Period	4,286,324	—	65,184,837	14,647,983
End of Year/Period	$4,644,770	$4,286,324	$168,770,072	$65,184,837
Undistributed (Accumulated) Net Investment Income (Loss)	$2,293	$424	$(52,259)	$27,111
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	136,476	—	1,400,000	375,000
Shares Sold	75,000	161,476	1,600,000	1,300,000
Shares Repurchased	(75,000)	(25,000)	(125,000)	(275,000)
Shares Outstanding, End of Year/Period	136,476	136,476	2,875,000	1,400,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Focused Equity ETF		AdvisorShares KIM Korea Equity ETF		AdvisorShares Madrona Domestic ETF
Six months ended December 31, 2017 (Unaudited)	For the period September 20, 2016* to June 30, 2017	Six months ended December 31, 2017 (Unaudited)	For the period September 28, 2016* to June 30, 2017	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017

$21,265	$18,058	$128,628	$159,600	$67,641	$128,712
788,468	(21,046)	383,840	117,769	222,870	2,566,957
349,205	1,064,943	590,616	1,403,556	2,437,791	2,357,587
1,158,938	1,061,955	1,103,084	1,680,925	2,728,302	5,053,256

(38,174)	(2,637)	(244,793)	(37,280)	(101,602)	(174,323)
—	—	(295,337)	—	—	—
(38,174)	(2,637)	(540,130)	(37,280)	(101,602)	(174,323)

2,342,709	11,090,289	—	8,316,033	—	5,659,351
(2,349,193)	—	—	—	—	(11,247,204)
(6,484)	11,090,289	—	8,316,033	—	(5,587,853)
1,114,280	12,149,607	562,954	9,959,678	2,626,700	(708,920)

12,149,607	—	9,959,678	—	26,736,380	27,445,300
$13,263,887	$12,149,607	$10,522,632	$9,959,678	$29,363,080	$26,736,380
$(1,488)	$15,421	$(25,735)	$90,430	$5,099	$39,060

425,000	—	350,000	—	550,000	675,000
75,000	425,000	—	350,000	—	125,000
(75,000)	—	—	—	—	(250,000)
425,000	425,000	350,000	350,000	550,000	550,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Madrona Global Bond ETF		AdvisorShares Madrona International ETF
	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$346,300	$598,952	$64,731	$196,314
Net Realized Gain (Loss)	17,779	92,189	262,618	1,225,746
Net Change in Unrealized Appreciation (Depreciation)	71,984	60,524	1,333,429	1,556,958
Net Increase (Decrease) In Net Assets Resulting From Operations	436,063	751,665	1,660,778	2,979,018
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(363,497)	(591,272)	(158,733)	(306,516)
Total Distributions	(363,497)	(591,272)	(158,733)	(306,516)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,299,426	1,933,092	759,564	—
Value of Shares Redeemed	—	(5,114,905)	—	(6,432,777)
Net Increase (Decrease) From Capital Stock Transactions	1,299,426	(3,181,813)	759,564	(6,432,777)
Net Increase (Decrease) in Net Assets	1,371,992	(3,021,420)	2,261,609	(3,760,275)
Net Assets:
Beginning of Year/Period	17,466,212	20,487,632	10,902,092	14,662,367
End of Year/Period	$18,838,204	$17,466,212	$13,163,701	$10,902,092
Undistributed (Accumulated) Net Investment Income (Loss)	$58	$17,255	$11,680	$105,682
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	675,000	800,000	400,000	650,000
Shares Sold	50,000	75,000	25,000	—
Shares Repurchased	—	(200,000)	—	(250,000)
Shares Outstanding, End of Year/Period	725,000	675,000	425,000	400,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Meidell Tactical Advantage ETF		AdvisorShares New Tech and Media ETF	AdvisorShares Newfleet Multi-Sector Income ETF
Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	For the period July 11, 2017* to December 31, 2017	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017

$16,321	$3,044	$(61,681)	$2,438,867	$4,000,339
1,474,524	2,400,265	(1,774,585)	(154,794)	426,691
(81,785)	(331,296)	618,092	(98,015)	1,504,734
1,409,060	2,072,013	(1,218,174)	2,186,058	5,931,764

—	—	—	(3,213,983)	(6,793,358)
—	—	—	(3,213,983)	(6,793,358)

—	—	58,280,088	12,188,858	14,641,846
(756,403)	(7,097,975)	(5,078,608)	(70,470,091)	(17,038,617)
(756,403)	(7,097,975)	53,201,480	(58,281,233)	(2,396,771)
652,657	(5,025,962)	51,983,306	(59,309,158)	(3,258,365)

13,613,291	18,639,253	—	258,005,123	261,263,488
$14,265,948	$13,613,291	$51,983,306	$198,695,965	$258,005,123
$4,451	$(11,870)	$(61,681)	$(665,769)	$109,347

450,000	700,000	—	5,300,000	5,350,000
—	—	2,650,000	250,000	300,000
(25,000)	(250,000)	(225,000)	(1,450,000)	(350,000)
425,000	450,000	2,425,000	4,100,000	5,300,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Pacific Asset Enhanced Floating Rate ETF		AdvisorShares Peritus High Yield ETF
	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$473,124	$951,281	$5,672,662	$14,823,876
Net Realized Gain (Loss)	(73,983)	40,296	599,390	(12,085,801)
Net Change in Unrealized Appreciation (Depreciation)	(110,637)	280,261	227,379	26,430,170
Net Increase (Decrease) In Net Assets Resulting From Operations	288,504	1,271,838	6,499,431	29,168,245
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(438,229)	(929,104)	(5,943,701)	(13,874,887)
Total Distributions	(438,229)	(929,104)	(5,943,701)	(13,874,887)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	—	—	—
Value of Shares Redeemed	—	—	(16,523,685)	(47,084,275)
Net Increase (Decrease) From Capital Stock Transactions	—	—	(16,523,685)	(47,084,275)
Net Increase (Decrease) in Net Assets	(149,725)	342,734	(15,967,955)	(31,790,917)
Net Assets:
Beginning of Year/Period	27,143,067	26,800,333	169,809,942	201,600,859
End of Year/Period	$26,993,342	$27,143,067	$153,841,987	$169,809,942
Undistributed (Accumulated) Net Investment Income (Loss)	$53,658	$18,763	$42,043	$313,082
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	550,000	550,000	4,650,000	5,950,000
Shares Sold	—	—	—	—
Shares Repurchased	—	—	(450,000)	(1,300,000)
Shares Outstanding, End of Year/Period	550,000	550,000	4,200,000	4,650,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

AdvisorShares Ranger Equity Bear ETF		AdvisorShares Sage Core Reserves ETF		AdvisorShares STAR Global Buy-Write ETF
Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017

$(1,668,564)	$(3,963,360)	$559,937	$887,673	$46,977	$55,257
(14,602,185)	(28,449,687)	3,778	13,815	37,199	664,566
1,861,618	(7,383,569)	(83,895)	79,076	905,221	932,693
(14,409,131)	(39,796,616)	479,820	980,564	989,397	1,652,516

—	—	(585,136)	(973,996)	—	(140,175)
—	—	(585,136)	(973,996)	—	(140,175)

20,821,329	82,749,313	—	12,428,209	—	4,985,784
(30,091,139)	(82,395,823)	(9,951,452)	(39,777,832)	(1,508,109)	(6,421,545)
(9,269,810)	353,490	(9,951,452)	(27,349,623)	(1,508,109)	(1,435,761)
(23,678,941)	(39,443,126)	(10,056,768)	(27,343,055)	(518,712)	76,580

174,504,417	213,947,543	84,519,369	111,862,424	17,476,511	17,399,931
$150,825,476	$174,504,417	$74,462,601	$84,519,369	$16,957,799	$17,476,511
$(3,142,599)	$(1,474,035)	$(5,986)	$19,213	$46,977	$—

20,375,000	20,175,000	850,000	1,125,000	600,000	650,000
2,450,000	8,925,000	—	125,000	—	175,000
(3,650,000)	(8,725,000)	(100,000)	(400,000)	(50,000)	(225,000)
19,175,000	20,375,000	750,000	850,000	550,000	600,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Vice ETF	AdvisorShares Wilshire Buyback ETF
	For the period December 12, 2017* to December 31, 2017	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$12,664	$444,980	$1,121,853
Net Realized Gain (Loss)	(2,721)	9,535,284	15,382,803
Net Change in Unrealized Appreciation (Depreciation)	286,896	100,741	10,498,238
Net Increase (Decrease) In Net Assets Resulting From Operations	296,839	10,081,005	27,002,894
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(13,431)	(815,430)	(1,650,149)
Total Distributions	(13,431)	(815,430)	(1,650,149)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	7,563,002	67,081,677	104,180,597
Value of Shares Redeemed	—	(94,057,923)	(142,703,816)
Net Increase (Decrease) From Capital Stock Transactions	7,563,002	(26,976,246)	(38,523,219)
Net Increase (Decrease) in Net Assets	7,846,410	(17,710,671)	(13,170,474)
Net Assets:
Beginning of Year/Period	—	142,399,520	155,569,994
End of Year/Period	$7,846,410	$124,688,849	$142,399,520
Undistributed (Accumulated) Net Investment Income (Loss)	$(767)	$52,328	$422,778
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	—	2,150,000	2,800,000
Shares Sold	300,000	1,000,000	1,675,000
Shares Repurchased	—	(1,400,000)	(2,325,000)
Shares Outstanding, End of Year/Period	300,000	1,750,000	2,150,000

____________

*        Commencement of operations.

See accompanying Notes to Financial Statements.

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ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Cornerstone Small Cap ETF
	Six months ended December 31, 2017 (Unaudited)	For the period July 6, 2016* to June 30, 2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$31.41	$25.15
Investment Operations
Net Investment Income (Loss)(1)	0.05	0.03
Net Realized and Unrealized Gain (Loss)	3.31	6.26
Distributions of Net Realized Gains by other investment companies	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	3.36	6.29
Distributions from Net Investment Income	(0.03)	(0.03)
Distributions from Realized Capital Gains	(0.71)	—
Total Distributions	(0.74)	(0.03)
Net Asset Value, End of Year/Period	$34.03	$31.41
Market Value, End of Year/Period	$34.04	$31.40

Total Return
Total Investment Return Based on Net Asset Value(4)	10.70%	25.00%
Total Investment Return Based on Market(4)	10.77%	24.98%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$4,645	$4,286
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)	0.90%	0.90%
Expenses, prior to expense waivers and reimbursements(5)	3.30%	3.91%
Net Investment Income (Loss)(5)	0.28%	0.09%
Portfolio Turnover Rate(7)	47%	93%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Dorsey Wright ADR ETF							AdvisorShares Focused Equity ETF
Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017		Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Six months ended December 31, 2017 (Unaudited)	For the period September 20, 2016* to June 30, 2017

$46.56	$39.06		$38.86	$38.95	$32.65	$28.72	$28.59	$25.00

0.14	0.68		0.17	0.34	0.18	0.11	0.05	0.06
12.13	7.27		0.23	(0.20)	6.29	3.99	2.66	3.54
—	—		—	—	—	0.00 (2)	—	—
12.27	7.95		0.40	0.14	6.47	4.10	2.71	3.60
(0.13)	(0.45)		(0.20)	(0.23)	(0.17)	(0.17)	(0.09)	(0.01)
—	—		—	—	—	—	—	—
(0.13)	(0.45)		(0.20)	(0.23)	(0.17)	(0.17)	(0.09)	(0.01)
$58.70	$46.56		$39.06	$38.86	$38.95	$32.65	$31.21	$28.59
$58.81	$46.61		$39.06	$38.77	$38.93	$32.63	$31.31	$28.59

26.36%	20.43%		1.05%	0.36%	19.85%	14.30%	9.49%	14.39%
26.46%	20.55%		1.27%	0.19%	19.85%	14.29%	9.83%	14.40%

$168,770	$65,185		$14,648	$15,543	$12,660	$7,346	$13,264	$12,150

1.17%	1.25%		1.25%	1.25%	1.25%	1.25%	0.70%	0.75%
0.93%	1.43%		1.62%	1.63%	1.67%	2.52%	1.43%	2.04%
0.52%	1.55%		0.44%	0.88%	0.50%	0.36%	0.34%	0.28%
15%	108%	(8)	25%	27%	24%	38%	26%	36%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares KIM Korea Equity ETF
	Six months ended December 31, 2017 (Unaudited)	For the period September 28, 2016* to June 30, 2017
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$28.46	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.37	0.56
Net Realized and Unrealized Gain (Loss)	2.77	3.01
Distributions of Net Realized Gains by other investment companies	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	3.14	3.57
Distributions from Net Investment Income	(0.70)	(0.11)
Distributions from Realized Capital Gains	(0.84)	—
Total Distributions	(1.54)	(0.11)
Net Asset Value, End of Year/Period	$30.06	$28.46
Market Value, End of Year/Period	$30.52	$28.54

Total Return
Total Investment Return Based on Net Asset Value(4)	11.13%	14.40%
Total Investment Return Based on Market(4)	12.35%	14.73%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$10,523	$9,960
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements(5)	2.38%	2.37%
Net Investment Income (Loss)(5)	2.45%	2.93%
Portfolio Turnover Rate(7)	55%	69%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Madrona Domestic ETF
Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

$48.61	$40.66	$43.55	$41.26	$32.34	$25.31

0.12	0.21	0.23	0.13	0.11	0.15
4.84	8.04	(2.97)	2.30	8.91	7.01
—	0.00 (2)	—	—	—	—
4.96	8.25	(2.74)	2.43	9.02	7.16
(0.18)	(0.30)	(0.15)	(0.14)	(0.10)	(0.13)
—	—	—	—	—	—
(0.18)	(0.30)	(0.15)	(0.14)	(0.10)	(0.13)
$53.39	$48.61	$40.66	$43.55	$41.26	$32.34
$53.51	$48.62	$40.67	$43.55	$41.26	$32.34

10.20%	20.36%	(6.29)%	5.89%	27.93%	28.37%
10.44%	20.36%	(6.26)%	5.89%	27.93%	28.52%

$29,363	$26,736	$27,445	$31,574	$24,755	$18,593

1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
1.35%	1.37%	1.32%	1.37%	1.42%	1.61%
0.49%	0.48%	0.57%	0.30%	0.31%	0.51%
15%	62%	53%	15%	14%	33%
See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Madrona Global Bond ETF
	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.88	$25.61	$24.97	$26.36	$25.05	$25.69
Investment Operations
Net Investment Income (Loss)(1)	0.50	0.81	0.75	0.74	0.86	0.72
Net Realized and Unrealized Gain (Loss)	0.12	0.25	0.59	(1.39)	1.30	(0.66)
Distributions of Net Realized Gains by other investment companies	—	0.01	0.06	0.04	—	0.01
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	0.62	1.07	1.40	(0.61)	2.16	0.07
Distributions from Net Investment Income	(0.52)	(0.80)	(0.76)	(0.78)	(0.85)	(0.71)
Distributions from Realized Capital Gains	—	—	—	—	—	(0.00	)(2)
Total Distributions	(0.52)	(0.80)	(0.76)	(0.78)	(0.85)	(0.71)
Net Asset Value, End of Year/Period	$25.98	$25.88	$25.61	$24.97	$26.36	$25.05
Market Value, End of Year/Period	$25.89	$25.89	$25.62	$24.96	$26.42	$24.96

Total Return
Total Investment Return Based on Net Asset Value(4)	2.45%	4.23%	5.76%	(2.37)%	8.80%	0.20%
Total Investment Return Based on Market(4)	2.02%	4.24%	5.84%	(2.63)%	9.44%	(0.13)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$18,838	$17,466	$20,488	$28,096	$24,383	$22,543
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses, prior to expense waivers and reimbursements(5)	1.20%	1.20%	1.05%	0.99%	1.07%	1.02%
Net Investment Income (Loss)(5)	3.81%	3.15%	3.01%	2.88%	3.36%	2.73%
Portfolio Turnover Rate(7)	6%	21%	24%	34%	20%	28%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Madrona International ETF
Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

$27.26	$22.56	$27.66	$29.66	$23.97	$21.06

0.16	0.36	0.41	0.39	0.41	0.39
3.92	4.85	(5.17)	(1.92)	5.77	2.82
—	0.00 (2)	—	—	—	—
4.08	5.21	(4.76)	(1.53)	6.18	3.21
(0.37)	(0.51)	(0.34)	(0.47)	(0.49)	(0.30)
—	—	—	—	—	—
(0.37)	(0.51)	(0.34)	(0.47)	(0.49)	(0.30)
$30.97	$27.26	$22.56	$27.66	$29.66	$23.97
$30.97	$27.25	$22.56	$27.65	$29.58	$23.95

15.02%	23.36%	(17.32)%	(5.06)%	25.91%	15.24%
15.02%	23.31%	(17.25)%	(4.82)%	25.64%	14.86%

$13,164	$10,902	$14,662	$19,365	$19,279	$14,978

1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
1.81%	1.80%	1.62%	1.69%	1.55%	1.65%
1.05%	1.43%	1.69%	1.41%	1.48%	1.65%
19%	186%	196%	85%	182%	93%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Meidell Tactical Advantage ETF
	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$30.25	$26.63	$30.86	$30.00	$28.33	$25.12
Investment Operations
Net Investment Income (Loss)(1)	0.04	0.01	(0.07)	0.17	0.14	0.14
Net Realized and Unrealized Gain (Loss)	3.28	3.61	(4.07)	0.87	1.53	3.30
Distributions of Net Realized Gains by other investment companies	—	—	0.01	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	3.32	3.62	(4.13)	1.04	1.67	3.44
Distributions from Net Investment Income	—	—	(0.10)	(0.18)	—	(0.23)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	—	(0.10)	(0.18)	—	(0.23)
Net Asset Value, End of Year/Period	$33.57	$30.25	$26.63	$30.86	$30.00	$28.33
Market Value, End of Year/Period	$33.56	$30.27	$26.56	$30.87	$30.00	$28.37

Total Return
Total Investment Return Based on Net Asset Value(4)	10.96%	13.61%	(13.40)%	3.47%	5.89%	13.81%
Total Investment Return Based on Market(4)	10.87%	13.97%	(13.63)%	3.52%	5.75%	12.33%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$14,266	$13,613	$18,639	$16,972	$15,750	$9,209
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses, prior to expense waivers and reimbursements(5)	2.10%	2.07%	1.88%	1.99%	2.12%	2.99%
Net Investment Income (Loss)(5)	0.24%	0.02%	(0.26)%	0.57%	0.49%	0.51%
Portfolio Turnover Rate(7)	895%	1,123%	1,428%	434%	687%	605%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares New Tech and Media ETF	AdvisorShares Newfleet Multi-Sector Income ETF
For the period July 11, 2017* to December 31, 2017 (Unaudited)	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	For the period March 19, 2013* to June 30, 2013

$20.00	$48.68	$48.83	$49.08	$49.94	$49.04	$50.00

(0.05)	0.47	0.74	1.25	1.28	1.26	0.28
1.49	(0.07)	0.38	(0.13)	(0.77)	0.99	(0.99)
—	—	0.00 (2)	—	—	—	—
1.44	0.40	1.12	1.12	0.51	2.25	(0.71)
—	(0.62)	(1.27)	(1.37)	(1.37)	(1.35)	(0.25)
—	—	—	—	—	—	—
—	(0.62)	(1.27)	(1.37)	(1.37)	(1.35)	(0.25)
$21.44	$48.46	$48.68	$48.83	$49.08	$49.94	$49.04
$21.45	$48.38	$48.70	$48.82	$49.04	$49.94	$49.01

7.18%	0.84%	2.30%	2.33%	1.04%	4.65%	(1.42)%
7.25%	0.63%	2.37%	2.39%	0.95%	4.70%	(1.48)%

$51,983	$198,696	$258,005	$261,263	$215,941	$154,811	$83,362

0.85%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
1.02%	0.79%	0.80%	0.81%	0.82%	0.83%	1.13%
(0.47)%	1.90%	1.53%	2.57%	2.60%	2.55%	1.98%
322%	37%	63%	51%	49%	85%	105%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Pacific Asset Enhanced Floating Rate ETF
	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Year ended June 30, 2016	For the period February 18, 2015* to June 30, 2015
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$49.35	$48.73	$49.66	$50.00
Investment Operations
Net Investment Income (Loss)(1)	0.86	1.73	1.74	0.62
Net Realized and Unrealized Gain (Loss)	(0.33)	0.58	(0.95)	(0.38)
Distributions of Net Realized Gains by other investment companies	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	0.53	2.31	0.79	0.24
Distributions from Net Investment Income	(0.80)	(1.69)	(1.72)	(0.58)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(0.80)	(1.69)	(1.72)	(0.58)
Net Asset Value, End of Year/Period	$49.08	$49.35	$48.73	$49.66
Market Value, End of Year/Period	$49.17	$49.33	$48.26	$49.78

Total Return
Total Investment Return Based on Net Asset Value(4)	1.07%	4.78%	1.69%	0.47%
Total Investment Return Based on Market(4)	1.30%	5.75%	0.46%	0.71%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$26,993	$27,143	$26,800	$27,312
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)	1.10%	1.10%	1.10%	1.10%
Expenses, prior to expense waivers and reimbursements(5)	1.59%	1.39%	1.51%	1.41%
Net Investment Income (Loss)(5)	3.46%	3.49%	3.58%	3.46%
Portfolio Turnover Rate(7)	45%	52%	27%	102%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Peritus High Yield ETF
Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

$36.52	$33.88	$40.65	$53.27	$50.43	$48.59

1.29	2.71	3.11	3.59	4.14	4.28
0.18	2.49	(6.93)	(12.33)	2.69	1.66
—	0.00 (2)	—	—	—	—
1.47	5.20	(3.82)	(8.74)	6.83	5.94
(1.36)	(2.56)	(2.95)	(3.88)	(3.95)	(4.09)
—	—	—	—	(0.04)	(0.01)
(1.36)	(2.56)	(2.95)	(3.88)	(3.99)	(4.10)
$36.63	$36.52	$33.88	$40.65	$53.27	$50.43
$36.15	$36.00	$33.84	$40.58	$53.27	$49.91

4.10%	15.72%	(9.34)%	(16.82)%	14.04%	12.58%
4.27%	14.33%	(9.20)%	(16.88)%	15.20%	11.29%

$153,842	$169,810	$201,601	$375,991	$1,075,997	$259,729

1.26%	1.24%	1.22%	1.23%	1.18%	1.25%
1.26%	1.24%	1.28%	1.23%	1.18%	1.23%
6.95%	7.55%	8.77%	7.65%	7.95%	8.44%
68%	147%	79%	88%	87%	37%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Ranger Equity Bear ETF
	Six months ended December 31, 2017 (Unaudited)		Year ended June 30, 2017		Year ended June 30, 2016		Year ended June 30, 2015		Year ended June 30, 2014		Year ended June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$8.56		$10.60		$10.88		$11.78		$16.17		$23.33
Investment Operations
Net Investment Income (Loss)(1)	(0.08)		(0.20)		(0.27)		(0.31)		(0.38)		(0.60)
Net Realized and Unrealized Gain (Loss)	(0.61)		(1.84)		(0.01)		(0.59)		(4.01)		(6.56)
Distributions of Net Realized Gains by other investment companies	—		—		—		—		—		—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	(0.69)		(2.04)		(0.28)		(0.90)		(4.39)		(7.16)
Distributions from Net Investment Income	—		—		—		—		—		—
Distributions from Realized Capital Gains	—		—		—		—		—		—
Total Distributions	—		—		—		—		—		—
Net Asset Value, End of Year/Period	$7.87		$8.56		$10.60		$10.88		$11.78		$16.17
Market Value, End of Year/Period	$7.84		$8.55		$10.61		$10.88		$11.79		$16.16

Total Return
Total Investment Return Based on Net Asset Value(4)	(8.16)%		(19.24)%		(2.53)%		(7.64)%		(27.15)%		(30.69)%
Total Investment Return Based on Market(4)	(8.30)%		(19.42)%		(2.48)%		(7.72)%		(27.04)%		(30.76)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$150,825		$174,504		$213,948		$128,059		$161,952		$218,357
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)	2.67	%(6)	2.67	%(6)	2.68	%(6)	2.80	%(6)	2.87	%(6)	3.12	%(6)
Expenses, prior to expense waivers and reimbursements(5)	2.67	%(6)	2.67	%(6)	2.68	%(6)	2.80	%(6)	2.87	%(6)	3.12	%(6)
Net Investment Income (Loss)(5)	(1.93)%		(2.15)%		(2.49)%		(2.72)%		(2.81)%		(3.11)%
Portfolio Turnover Rate(7)	120%		245%		402%		419%		484%		697%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Sage Core Reserves ETF
Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015		For the period January 14, 2014* to June 30, 2014

$99.43	$99.43	$99.38	$99.78		$100.00

0.69	0.97	0.69	0.12		0.36
(0.11)	0.11	0.12	(0.12)		(0.25)
—	—	—	—		—
0.58	1.08	0.81	—		0.11
(0.73)	(1.08)	(0.76)	(0.40)		(0.33)
—	—	—	—		—
(0.73)	(1.08)	(0.76)	(0.40)		(0.33)
$99.28	$99.43	$99.43	$99.38		$99.78
$99.28	$99.44	$99.63	$99.40		$99.80

0.58%	1.08%	0.83%	0.00	%(2)	0.11%
0.57%	0.88%	1.00%	0.00	%(2)	0.13%

$74,463	$84,519	$111,862	$34,783		$37,419

0.35%	0.35%	0.35%	0.35%		0.35%
0.58%	0.50%	0.55%	0.73%		0.73%
1.38%	0.97%	0.70%	0.12%		0.78%
38%	81%	72%	59%		12%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares STAR Global Buy-Write ETF
	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	For the period September 17, 2012* to June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$29.13	$26.77	$26.60	$26.18	$23.61	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.08	0.09	0.10	0.01	(0.10)	(0.03)
Net Realized and Unrealized Gain (Loss)	1.62	2.48	0.07	0.41	2.67	(1.16)
Distributions of Net Realized Gains by other investment companies	0.00 (2)	0.01	0.00 (2)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	1.70	2.58	0.17	0.42	2.57	(1.19)
Distributions from Net Investment Income	—	(0.22)	—	—	—	(0.17)
Distributions from Realized Capital Gains	—	—	—	—	—	(0.03)
Total Distributions	—	(0.22)	—	—	—	(0.20)
Net Asset Value, End of Year/Period	$30.83	$29.13	$26.77	$26.60	$26.18	$23.61
Market Value, End of Year/Period	$30.83	$29.13	$26.76	$26.61	$26.22	$23.62

Total Return
Total Investment Return Based on Net Asset Value(4)	5.85%	9.70%	0.64%	1.60%	10.89%	(4.80)%
Total Investment Return Based on Market(4)	5.84%	9.74%	0.56%	1.49%	11.01%	(4.76)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$16,958	$17,477	$17,400	$26,597	$27,490	$22,428
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(5)	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements(5)	2.08%	2.14%	1.97%	1.87%	1.79%	2.35%
Net Investment Income (Loss)(5)	0.54%	0.32%	0.38%	0.03%	(0.42)%	(0.14)%
Portfolio Turnover Rate(7)	8%	26%	58%	45%	166%	40%
____________

*        Commencement of operations.

(1)     Based on average shares outstanding.

(2)     Amount represents less than $0.005 or 0.005%.

(3)     The amount shown for a share distribution throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(4)     Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.

(5)     Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.

(6)     The expense ratio includes interest and dividend expenses on short sales of 1.03%, 1.03%, 1.05%, 1.15%, 1.22, and 1.51% for the periods ended December 31, 2017, June 30, 2017, June 30, 2016, June 30, 2015, June 30, 2014 and June 30, 2013 respectively.

(7)     Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

(8)     During the year, the Fund underwent a sub-advisor change. As a result, investment transactions were increased during the period, which caused a higher than normal portfolio rate.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

AdvisorShares Vice ETF	AdvisorShares Wilshire Buyback ETF
For the period December 12, 2017* to December 31, 2017 (Unaudited)	Six months ended December 31, 2017 (Unaudited)	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

$25.00	$66.23	$55.56	$57.05	$51.22	$41.05	$33.16

0.05	0.23	0.47	0.47	0.42	0.43	0.23
1.14	5.26	10.93	(1.54)	5.75	9.89	7.99
—	—	—	—	—	—	—
1.19	5.49	11.40	(1.07)	6.17	10.32	8.22
(0.04)	(0.47)	(0.73)	(0.42)	(0.34)	(0.15)	(0.21)
—	—	—	—	—	—	(0.12)
(0.04)	(0.47)	(0.73)	(0.42)	(0.34)	(0.15)	(0.33)
$26.15	$71.25	$66.23	$55.56	$57.05	$51.22	$41.05
$26.26	$71.29	$66.17	$55.53	$57.05	$51.25	$41.13

4.80%	8.27%	20.55%	(1.87)%	12.06%	25.18%	25.01%
5.22%	8.45%	20.52%	(1.91)%	11.99%	25.00%	24.96%

$7,846	$124,689	$142,400	$155,570	$242,472	$137,015	$25,657

0.75%	0.90%	0.90%	0.99%	0.99%	0.99%	0.99%
3.03%	1.07%	1.07%	1.21%	1.11%	1.16%	1.90%
4.05%	0.67%	0.76%	0.86%	0.76%	0.90%	0.62%
2%	73%	180%	196%	52%	7%	57%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Notes to Financial Statements

December 31, 2017 (unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 17 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
AdvisorShares Cornerstone Small Cap ETF	SCAP	July 6, 2016
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares KIM Korea Equity ETF	KOR	September 28, 2016
AdvisorShares Madrona Domestic ETF	FWDD	June 21, 2011
AdvisorShares Madrona Global Bond ETF	FWDB	June 21, 2011
AdvisorShares Madrona International ETF	FWDI	June 21, 2011
AdvisorShares Meidell Tactical Advantage ETF	MATH	June 23, 2011
AdvisorShares New Tech and Media ETF	FNG	July 11, 2017
AdvisorShares Newfleet Multi-Sector Income ETF	MINC	March 19, 2013
AdvisorShares Pacific Asset Enhanced Floating Rate ETF	FLRT	February 18, 2015
AdvisorShares Peritus High Yield ETF	HYLD	December 1, 2010
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Sage Core Reserves ETF	HOLD	January 14, 2014
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	ACT	December 12, 2017
AdvisorShares Wilshire Buyback ETF	TTFS	October 4, 2011

AdvisorShares Cornerstone Small Cap ETF (“Cornerstone Small Cap ETF”) seeks to provide total return through long-term capital appreciation and current income. The Portfolio Manager invests in a diversified group of U.S.-traded equity securities, including common and preferred stock, American Depositary Receipts (“ADRs”), and publicly-traded REITs.

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks to achieve the Fund’s investment objective by selecting primarily a portfolio of U.S.-traded securities of non-U.S. organizations, most often ADRs. The Fund invests in developed and emerging markets and may invest in securities of any market capitalization.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation. CWS invests primarily in a focused group of U.S. exchange-listed equity securities that the portfolio manager believes have favorable fundamental attributes.

AdvisorShares KIM Korea Equity ETF (“KIM Korea Equity ETF”) seeks to provide long-term capital appreciation above the capital appreciation of its primary benchmark, the MSCI Korea Index, and other Korea-focused indexes. The Fund seeks to achieve its investment objective by investing primarily in growth-oriented stocks of any capitalization range listed on the Korea Exchange. The fund engages in sector allocation based on analysis of the macro economy and its effect on corporate

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

1. Organization – (continued)

competitiveness and industry cycles and strives to invest with large economic cycles as compared to short-term market trends and short-term supply and demand.

AdvisorShares Madrona Domestic ETF (‘‘Madrona Domestic ETF’’) seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index by selecting a portfolio of up to 500 of the largest U.S. traded equity securities using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security.

AdvisorShares Madrona Global Bond ETF (‘‘Madrona Global Bond ETF’’) seeks investment results that exceed the price and yield performance of its benchmark, the Bloomberg Barclays Capital Aggregate Bond Index. The Portfolio Manager seeks to achieve this objective by selecting a diversified portfolio of fixed income exchange-traded products (ETPs), including but not limited to, exchange-traded notes (ETNs), exchange-traded currency trusts and exchange-traded commodity pools. FWDB invests in at least 12 distinct global bond classes that cover the entire global investable bond universe. The Portfolio Manager constructs FWDB’s portfolio using a weighted allocation system based on historic yield curve analysis and a mean reversion strategy.

AdvisorShares Madrona International ETF (‘‘Madrona International ETF’’) seeks to provide long-term capital appreciation above the capital appreciation of its international benchmarks, such as the MSCI EAFE Index, the Fund’s primary benchmark, and the BNY Mellon Classic ADR Index, the Fund’s secondary benchmark. The Fund seeks to achieve this objective by selecting a portfolio primarily composed of at least 250 of the largest ADRs from among the largest issuers of Europe, Australasia and the Far East (EAFE) and Canada. Its portfolio may also include ADRs that provide exposure to certain markets deemed to be emerging markets.

AdvisorShares Meidell Tactical Advantage ETF (‘‘Meidell Tactical Advantage ETF’’) seeks to provide long-term capital appreciation and capital preservation. The Fund is considered a ‘‘fund-of-funds’’ that seeks to achieve this investment objective by managing a tactical strategy that has the ability to dynamically rebalance the Fund’s portfolio from as much as 100% equity assets to 100% fixed income assets or cash and cash equivalents depending on market trends. The Fund employs a long tactical strategy that seeks to minimize portfolio losses by rotating out of higher volatility assets and lower volatility assets depending on the Fund’s current view of risks in different asset classes.

AdvisorShares New Tech and Media ETF (“New Tech and Media ETF”) seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of technology and media companies. The Fund will invest primarily in U.S. exchange-listed equity securities, including common and preferred stock and ADRs, of technology and technology-related companies, including innovative and fast-growing technologies such as social media companies and internet retail companies. The Fund will concentrate its investments in the software and services industry within the information technology sector.

AdvisorShares Newfleet Multi-Sector Income ETF (‘‘Newfleet Multi-Sector Income ETF’’) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (‘‘NAV’’) due to changes in interest rates. In seeking to achieve the Fund’s investment objective, the Sub-Advisor applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the four highest rating

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

1. Organization – (continued)

categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality.

AdvisorShares Pacific Asset Enhanced Floating Rate ETF (‘‘Pacific Asset Enhanced Floating Rate ETF’’) seeks to provide a high level of current income. The fund seeks to achieve its investment objective by selecting a focused portfolio comprised primarily of income producing floating rate loans and floating rate debt securities.

AdvisorShares Peritus High Yield ETF (‘‘Peritus High Yield ETF’’) seeks high current income by investing in a focused portfolio of high yield debt securities commonly referred to as ‘‘junk bonds’’. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities.

AdvisorShares Ranger Equity Bear ETF (‘‘Ranger Equity Bear ETF’’) seeks capital appreciation through short sales of domestically traded equity securities. The portfolio management team implements a bottom-up, fundamental, research driven security selection process. In selecting short positions, the Fund seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition, the portfolio management team seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

AdvisorShares Sage Core Reserves ETF (‘‘Sage Core Reserves ETF’’) seeks to preserve capital while maximizing income. The Sub-Advisor seeks to achieve the fund’s investment objective by investing in a variety of fixed income securities, including bonds, forwards and instruments issued by U.S. and foreign issuers. It will invest in U.S. dollar-denominated investment grade debt securities, including mortgage- or asset-backed securities, rated Baa- or higher by Moody’s Investors Service, Inc. (‘‘Moody’s’’), or equivalently rated by Standard & Poor’s Ratings Services (‘‘S&P’’) or Fitch, Inc. (‘‘Fitch’’), or, if unrated, determined by the Sub-Advisor to be of comparable quality.

AdvisorShares STAR Global Buy-Write ETF (‘‘STAR Global Buy-Write ETF’’) seeks consistent repeatable returns across all market cycles. The Portfolio Manager seeks to achieve this investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (VEGA). VEGA employs a ‘‘Buy-Write’’ or ‘‘Covered Call’’ overlay for their global allocation strategy using ETPs. The strategy simultaneously writes (sells) a call option against each position in order to seek cumulative price appreciation from the portfolio’s global exposure, while generating a consistent income stream from the sale of covered call and/or cash-secured put options. When volatility is low the portfolio manager buys protective put options to manage downside risk.

AdvisorShares Vice ETF (“Vice ETF”) seeks to achieve its investment objective by investing in securities of companies that derive at least 50% of their net revenue from tobacco and alcoholic beverages and companies that derive at least 50% of their net revenue from the marijuana and hemp industry or have at least 50% of their company assets dedicated to lawful research and development of cannabis or cannabinoid-related products. The Fund will invest primarily in U.S. exchange listed equity securities, including common and preferred stock and ADRs.

AdvisorShares Wilshire Buyback ETF (‘‘Wilshire Buyback ETF’’) seeks to achieve its investment objective by primarily investing in the broad U.S. equity market. The Fund invests in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

1. Organization – (continued)

Based on extensive historical research, Wilshire Associates Incorporated designed a quantitative stock selection process to make allocation decisions in the Fund’s portfolio.

Some of the Funds are considered “fund of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products, including, but not limited to, exchange-traded notes (“ETNs”) and closed-end funds (collectively with ETFs and ETNs, “ETPs”), that offer diversified exposure to various global regions, credit qualities, durations and maturity dates.

For the period ended December 31, 2017, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Funds	Security Name	Market Value as of December 31, 2017	% of Fund Net Assets as of December 31, 2017	Reference location
Meidell Tactical Advantage ETF	iShares Core S&P Small-Cap ETF	$4,088,519	28.7%	https://www.ishares.com

Ranger Equity Bear ETF	AdvisorShares Sage Core Reserves ETF	67,041,000	44.4	Contained within this report.

STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	8,030,618	47.4	https://us.spdrs.com

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (‘‘GAAP’’) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies – (continued)

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Swap Agreements

Certain funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2017 the market values of repurchase agreements outstanding are included as cash collateral for securities on loan on the Statements of Assets and Liabilities.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies – (continued)

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid by Ranger Equity Bear ETF for the period ended December 31, 2017 was $39,709, which is included as Interest on Securities Sold, Not Yet Purchased in the Statements of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

Term Loans

Certain Funds invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies – (continued)

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (‘‘BNYM’’) (the ‘‘Program’’), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by the Funds is disclosed on the Statements of Operations.

The value of loaned securities and related collateral outstanding at December 31, 2017 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies – (continued)

	Gross Amounts of	Gross Amounts Offset in the Statements	Net Amounts Presented in the	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets (Liabilities)	of Assets and (Liabilities)	Statements of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Cornerstone Small Cap ETF
Securities Lending	$(460,323)	$—	$(460,323)	$460,323	(1)	$—	$—
Repurchase Agreements	460,323	—	460,323	460,323	(2)	—	—
Dorsey Wright ADR ETF
Securities Lending	(22,284,767)	—	(22,284,767)	22,284,767	(1)	—	—
Repurchase Agreements	19,295,767	—	19,295,767	19,295,767	(2)	—	—
Focused Equity ETF
Securities Lending	(357,200)	—	(357,200)	357,200	(1)	—	—
Repurchase Agreements	357,200	—	357,200	357,200	(2)	—	—
Madrona Domestic ETF
Securities Lending	(606,349)	—	(606,349)	606,349	(1)	—	—
Repurchase Agreements	606,349	—	606,349	606,349	(2)	—	—
Madrona Global Bond ETF
Securities Lending	(5,673,247)	—	(5,673,247)	5,673,247	(1)	—	—
Repurchase Agreements	5,303,247	—	5,303,247	5,303,247	(2)	—	—
Madrona International ETF
Securities Lending	(3,340,137)	—	(3,340,137)	3,340,137	(1)	—	—
Repurchase Agreements	2,869,137	—	2,869,137	2,869,137	(2)	—	—
Meidell Tactical Advantage ETF
Securities Lending	(4,341,798)	—	(4,341,798)	4,341,798	(1)	—	—
Repurchase Agreements	3,890,798	—	3,890,798	3,890,798	(2)	—	—
New Tech and Media ETF
Securities Lending	(7,202,669)	—	(7,202,669)	7,202,669	(1)	—	—
Repurchase Agreements	7,202,669	—	7,202,669	7,202,669	(2)	—	—
Newfleet Multi-Sector Income ETF
Securities Lending	(564,997)	—	(564,997)	564,997	(1)	—	—
Repurchase Agreements	564,997	—	564,997	564,997	(2)	—	—
Pacific Asset Enhanced Floating Rate ETF
Securities Lending	(239,435)	—	(239,435)	239,435	(1)	—	—
Repurchase Agreements	239,435	—	239,435	239,435	(2)	—	—
Swaps	2,386	—	2,386	—		—	2,386
Peritus High Yield ETF
Securities Lending	(17,365,179)	—	(17,365,179)	17,365,179	(1)	—	—
Repurchase Agreements	15,051,179	—	15,051,179	15,051,179	(2)	—	—
Sage Core Reserves ETF
Securities Lending	(345,800)	—	(345,800)	345,800	(1)	—	—
Repurchase Agreements	345,800	—	345,800	345,800	(2)	—	—
Wilshire Buyback ETF
Securities Lending	(2,909,714)	—	(2,909,714)	2,909,714	(1)	—	—
Repurchase Agreements	2,530,714	—	2,530,714	2,530,714	(2)	—	—

____________

(1)     Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and shares of Money Market instruments.

(2)     Repurchase agreements are collateralized by U.S. Government Agency Obligations in the event the other party to the repurchase agreement defaults on its obligation.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies – (continued)

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with AdvisorShares Investments, LLC (the ‘‘Advisor’’) pursuant to which the Advisor acts as the Fund’s investment adviser. Pursuant to the agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, each Fund pays the Advisor an annual management fee and which is calculated daily and paid monthly based on average daily net assets. From time to time, the Advisor may waive all or a portion of its fee.

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Cornerstone Small Cap ETF	0.65%
Dorsey Wright ADR ETF	0.75%
Focused Equity ETF	0.75%
KIM Korea Equity ETF	0.84%
Madrona Domestic ETF	0.80%
Madrona Global Bond ETF	0.50%
Madrona International ETF	0.80%
Meidell Tactical Advantage ETF	1.20%
New Tech and Media ETF	0.60%
Newfleet Multi-Sector Income ETF	0.65%
Pacific Asset Enhanced Floating Rate ETF	0.95%
Peritus High Yield ETF	1.10%
Ranger Equity Bear ETF	1.50%
Sage Core Reserves ETF	0.30%
STAR Global Buy-Write ETF	1.35%
Vice ETF	0.60%
Wilshire Buyback ETF	0.90%

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Sub-Advisory Agreements

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-advisor and the Advisor, the sub-advisor receives an annual fee.

From time to time, each sub-advisor may waive all or a portion of its fee.

Expense Limitation Agreement

The Advisor has contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified amount for each Fund’s average daily net assets. The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. The expense caps in effect for each Fund during the period ended December 31, 2017 were as follows:

Fund:	Rate:
Cornerstone Small Cap ETF	0.90%
Dorsey Wright ADR ETF	0.98%	*
Focused Equity ETF	0.75%
KIM Korea Equity ETF	0.99%
Madrona Domestic ETF	1.25%
Madrona Global Bond ETF	0.95%
Madrona International ETF	1.25%
Meidell Tactical Advantage ETF	1.35%
New Tech and Media ETF	0.85%
Newfleet Multi-Sector Income ETF	0.75%
Pacific Asset Enhanced Floating Rate ETF	1.10%
Peritus High Yield ETF	1.35%
Ranger Equity Bear ETF	1.85%
Sage Core Reserves ETF	0.35%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.75%
Wilshire Buyback ETF	0.90%

____________

*       Prior to November 21, 2017, the expense cap was 1.25%.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

For the period ended December 31, 2017, the Advisor waived fees and reimbursed expenses for each Fund as follows. Each Fund may recoup such waivers until the date indicated, or for a maximum of three years from reimbursement, whichever is sooner.

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:	Year Incurred
Cornerstone Small Cap ETF	$101,317	$101,317	6/30/2020	2017
	54,073	54,073	6/30/2021	2018
Total	155,390	155,390

Dorsey Wright ADR ETF	55,807	—	6/30/2018	2015
	58,928	—	6/30/2019	2016
	50,172	31,979	6/30/2020	2017
Total	164,907	31,979

Focused Equity ETF	83,821	83,821	6/30/2020	2017
	45,912	45,912	6/30/2021	2018
Total	129,733	129,733

KIM Korea Equity ETF	75,130	75,130	6/30/2020	2017
	73,187	73,187	6/30/2021	2018
Total	148,317	148,317

Madrona Domestic ETF	35,654	35,654	6/30/2018	2015
	21,361	21,361	6/30/2019	2016
	32,079	32,079	6/30/2020	2017
	13,889	13,889	6/30/2021	2018
Total	102,983	102,983

Madrona Global Bond ETF	12,090	11,721	6/30/2018	2015
	23,218	23,218	6/30/2019	2016
	46,960	46,960	6/30/2020	2017
	22,402	22,402	6/30/2021	2018
Total	104,670	104,301

Madrona International ETF	79,853	79,853	6/30/2018	2015
	63,601	63,601	6/30/2019	2016
	75,380	75,380	6/30/2020	2017
	34,424	34,424	6/30/2021	2018
Total	253,258	253,258

Meidell Tactical Advantage ETF	103,519	103,519	6/30/2018	2015
	96,939	96,939	6/30/2019	2016
	110,946	110,946	6/30/2020	2017
	52,105	52,105	6/30/2021	2018
Total	363,509	363,509

New Tech and Media ETF	22,900	22,900	6/30/2021	2018
Total	22,900	22,900

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:	Year Incurred
Newfleet Multi-Sector Income ETF	139,832	139,832	6/30/2018	2015
	132,621	132,621	6/30/2019	2016
	133,302	133,302	6/30/2020	2017
	53,084	53,084	6/30/2021	2018
Total	458,839	458,839

Pacific Asset Enhanced Floating Rate ETF	30,047	30,047	6/30/2018	2015
	108,286	108,286	6/30/2019	2016
	79,534	79,534	6/30/2020	2017
	66,712	66,712	6/30/2021	2018
Total	284,579	284,579

Sage Core Reserves ETF	141,235	141,235	6/30/2018	2015
	90,545	90,545	6/30/2019	2016
	141,505	141,505	6/30/2020	2017
	94,001	94,001	6/30/2021	2018
Total	467,286	467,286

STAR Global Buy-Write ETF	13,786	13,786	6/30/2018	2015
	25,820	25,820	6/30/2019	2016
	50,044	50,044	6/30/2020	2017
	19,799	19,799	6/30/2021	2018
Total	109,449	109,449

AdvisorShares Vice ETF	7,124	7,124	6/30/2021	2018
Total	7,124	7,124

Wilshire Buyback ETF	211,220	211,220	6/30/2018	2015
	454,474	454,474	6/30/2019	2016
	244,904	244,904	6/30/2020	2017
	113,698	113,698	6/30/2021	2018
Total	1,024,296	1,024,296

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (‘‘BNYM’’) (in each capacity, the ‘‘Administrator’’, ‘‘Custodian’’, ‘‘Fund Accountant’’ or ‘‘Transfer Agent’’), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution and Service (12b-1) Plan

Foreside Fund Services, LLC (the ‘‘Distributor’’) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (‘‘Plan’’) pursuant to Rule 12b-1 under

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under the Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called ‘‘Creation Units.’’ Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only ‘‘Authorized Participants’’ may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•     Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•     Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•     Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be ‘‘significant

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

5. Summary of Fair Value Disclosure – (continued)

events’’ are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Funds’ assets and liabilities carried at fair value:

Assets	Cornerstone Small Cap ETF	Dorsey Wright ADR ETF	Focused Equity ETF	KIM Korea Equity ETF	Madrona Domestic ETF		Madrona Global Bond ETF	Madrona International ETF
Level 1
Exchange Traded Funds	$—	$—	$—	$—	$—		$18,508,763	$—
Common Stocks	4,637,036	165,983,028	13,035,671	10,163,612	28,925,176		—	13,288,936
Money Market Funds	31,192	5,650,863	92,643	—	449,530		716,835	471,000
Level 2
Repurchase Agreements for Securities Loaned	460,323	19,295,767	357,200	—	606,349		5,303,247	2,869,137
Level 3
Common Stocks	—	—	—	—	—	(a)	—	—
Total	$5,128,551	$190,929,658	$13,485,514	$10,163,612	$29,981,055		$24,528,845	$16,629,073

Assets	Meidell Tactical Advantage ETF	New Tech and Media ETF	Newfleet Multi-Sector Income ETF	Pacific Asset Enhanced Floating Rate ETF	Peritus High Yield ETF	Ranger Equity Bear ETF	Sage Core Reserves ETF
Level 1
Exchange Traded Funds	$13,618,316	$—	$—	$—	$—	$67,041,000	$—
Common Stocks	—	51,777,791	—	—	—	—	—
Money Market Funds	1,140,528	192,733	2,304,335	5,138,631	4,070,630	3,436,256	5,693,719
Level 2
Mortgage Backed Securities	—	—	51,308,322	—	—	—	4,969,928
Asset Backed Securities	—	—	57,702,664	—	—	—	18,903,950
Corporate Bonds	—	—	49,192,446	2,344,683	103,855,777	—	36,723,718
Term Loans	—	—	23,090,193	21,829,677	29,509,208	—	—
Foreign Bonds	—	—	13,099,470	127,657	17,877,665	—	7,394,199
U.S. Government Agency Securities	—	—	2,623,563	—	—	—	—
U.S. Treasury Note	—	—	—	—	—	—	3,718,973
U.S. Treasury Bill	—	—	—	—	—	—	99,532
Repurchase Agreements for Securities Loaned	3,890,798	7,202,669	564,997	239,435	15,051,179	—	345,800
Liabilities
Level 1
Common Stocks	—	—	—	—	—	(141,498,960)	—
Level 2
Swaps Contracts†	—	—	—	2,386	—	—	—
Total	$18,649,642	$59,173,193	$199,885,990	$29,682,469	$170,364,459	$(71,021,704)	$77,849,819

____________

(a)     Includes securities fair valued at $0. See Schedule of Investments.

†       Derivative instruments, including swap contracts and futures, are valued at the net unrealized gain (loss) on the instrument.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

5. Summary of Fair Value Disclosure – (continued)

Assets	STAR Global Buy-Write ETF	Vice ETF	Wilshire Buyback ETF
Level 1
Exchange Traded Funds	$16,299,793	$—	$—
Common Stocks	—	7,766,307	122,955,377
Purchased Options	48,739	—	—
Money Market Funds	622,658	69,987	2,076,152
Level 2
Repurchase Agreements for Securities Loaned	—	—	2,530,714
Liabilities
Level 1
Written Options	(7,950)	—	—
Total	$16,963,240	$7,836,294	$127,562,243

There were no recognized transfers between Level 1 and Level 2.

A reconciliation of assets or liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant (individually, greater than 1% of the net assets of a fund, or collectively, greater than 5% of the net assets of a fund) Level 3 assets or liabilities at the end of the period.

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

At December 31, 2017, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund:	Asset Derivatives:	Equity Risk	Foreign Exchange Risk	Commodity Risk	Credit Risk
Pacific Asset Enhanced Floating Rate ETF	Unrealized Appreciation on Swaps Contracts	$—	$—	$—	$2,386
STAR Global Buy-Write ETF	Options Purchased, at Value	48,739	—	—	—

Fund:	Liability Derivatives:	Equity Risk	Foreign Exchange Risk	Commodity Risk	Credit Risk
STAR Global Buy-Write ETF	Options Written, at Value	$(7,950)	$—	$—	$—

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

6. Derivative Instruments – (continued)

Transactions in derivative instruments during the period ended December 31, 2017, were as follows:

Statements of Operations:

Fund:	Realized Gain (Loss):	Equity Risk	Foreign Exchange Risk	Commodity Risk	Credit Risk
Pacific Asset Enhanced Floating Rate ETF	Swaps	$—	$—	$—	$(26,574)
STAR Global Buy-Write ETF	Investments – Options Purchased	(159,441)	—	—	—
STAR Global Buy-Write ETF	Options Written	(127,922)	—	—	—

Fund:	Change in Unrealized Gain (Loss):	Equity Risk	Foreign Exchange Risk	Commodity Risk	Credit Risk
Pacific Asset Enhanced Floating Rate ETF	Swaps	$—	$—	$—	$25,429
STAR Global Buy-Write ETF	Investments – Options Purchased	(7,109)	—	—	—
STAR Global Buy-Write ETF	Options Written	(2,281)	—	—	—

For the period ended December 31, 2017, the average volume of the derivatives opened by the Funds was as follows:

	Pacific Asset Enhanced Floating Rate ETF	STAR Global Buy-Write ETF
Long Swaps Contracts	4,000,000	—
Purchased Options Contracts	—	728
Written Options Contracts	—	3,436

7. Federal Income Tax

Each Fund intends to qualify as a ‘‘regulated investment company’’ under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2015 − 2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

7. Federal Income Tax – (continued)

At December 31, 2017, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Cornerstone Small Cap ETF	$4,386,395	$809,496	$(67,340)	742,156	$—
Dorsey Wright ADR ETF	166,799,047	24,703,093	(572,482)	24,130,611	—
Focused Equity ETF	12,071,366	1,459,364	(45,216)	1,414,148	—
KIM Korea Equity ETF	8,169,016	2,069,035	(74,439)	1,994,596	—
Madrona Domestic ETF	24,664,616	5,956,417	(639,978)	5,316,439	—
Madrona Global Bond ETF	24,212,945	468,223	(152,323)	315,900	—
Madrona International ETF	14,659,560	2,449,019	(479,506)	1,969,513	—
Meidell Tactical Advantage ETF	18,630,254	79,649	(60,261)	19,388	—
New Tech and Media ETF	58,555,101	1,670,202	(1,052,110)	618,092	—
Newfleet Multi-Sector Income ETF	199,454,879	1,258,068	(826,957)	431,111	—
Pacific Asset Enhanced Floating Rate ETF	29,947,923	175,933	(443,773)	(267,840)	2,386
Peritus High Yield ETF	170,236,682	3,841,665	(3,713,888)	127,777	—
Ranger Equity Bear ETF	70,551,506	—	(74,250)	(74,250)	(3,554,623)
Sage Core Reserves ETF	77,817,476	131,503	(99,160)	32,343	—
STAR Global Buy-Write ETF	14,550,270	2,450,162	(29,242)	2,420,920	10,678
Vice ETF	7,549,398	324,358	(37,462)	286,896	—
Wilshire Buyback ETF	119,267,349	11,755,662	(3,460,768)	8,294,894	—

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

7. Federal Income Tax – (continued)

Under current tax regulations, capital losses on securities transactions realized after October 31 (‘‘Post-October Losses’’) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2017 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post-October Loss	Long-Term Capital Post-October Loss
Cornerstone Small Cap ETF	$—	$—	$—
Dorsey Wright ADR ETF	—	—	—
Focused Equity ETF	—	—	—
KIM Korea Equity ETF	—	—	—
Madrona Domestic ETF	—	—	—
Madrona Global Bond ETF	—	—	—
Madrona International ETF	—	—	—
Meidell Tactical Advantage ETF	11,870	—	—
New Tech and Media ETF	—	—	—
Newfleet Multi-Sector Income ETF	—	—	—
Pacific Asset Enhanced Floating Rate ETF	—	—	—
Peritus High Yield ETF	—	—	—
Ranger Equity Bear ETF	1,474,035	—	—
Sage Core Reserves ETF	—	—	—
STAR Global Buy-Write ETF	—	—	—
Vice ETF	—	—	—
Wilshire Buyback ETF	—	—	—

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

7. Federal Income Tax – (continued)

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
Cornerstone Small Cap ETF	$—	$—	$—
Dorsey Wright ADR ETF	2,784,113	382,910	3,167,023
Focused Equity ETF	5,916	—	5,916
KIM Korea Equity ETF	—	—	—
Madrona Domestic ETF	1,577,848	1,779,622	3,357,470
Madrona Global Bond ETF	318,626	586,355	904,981
Madrona International ETF	4,920,018	1,015,881	5,935,899
Meidell Tactical Advantage ETF	998,325	27,512	1,025,837
New Tech and Media ETF	—	—	—
Newfleet Multi-Sector Income ETF	1,221,328	4,262,558	5,483,886
Pacific Asset Enhanced Floating Rate ETF	172,284	36,966	209,250
Peritus High Yield ETF	96,105,972	83,617,507	179,723,479
Ranger Equity Bear ETF	208,972,932	175,200	209,148,132
Sage Core Reserves ETF	164,529	163,870	328,399
STAR Global Buy-Write ETF	—	680,372	680,372
Vice ETF	—	—	—
Wilshire Buyback ETF	19,751,742	2,202,053	21,953,795

8. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2017 were as follows:

Affiliated Fund Name	Value at 6/30/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Unrealized Gain (Loss)	Value at 12/31/2017	Dividend Income
Madrona Global Bond ETF
Peritus High Yield ETF	$2,226,968	$127,164	$(1,063,338)	$18,109	$(7,756)	$1,301,147	$59,311
Ranger Equity Bear ETF
Sage Core Reserves ETF	67,182,750	—	—	—	(141,750)	67,041,000	495,923

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

9. Investment Transactions

Purchases and sales of investments for the period ended December 31, 2017 were as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Cornerstone Small Cap ETF	$2,070,033	$—	$2,409,101	$2,253,198	$—	$2,315,391
Dorsey Wright ADR ETF	16,505,162	—	87,507,435	17,946,581	—	6,691,220
Focused Equity ETF	3,245,835	—	2,331,472	3,404,593	—	2,339,601
KIM Korea Equity ETF	5,683,196	—	—	6,282,520	—	—
Madrona Domestic ETF	4,197,830	—	—	4,012,255	—	—
Madrona Global Bond ETF	1,063,894	—	1,278,580	1,165,749	—	—
Madrona International ETF	2,738,194	—	759,019	2,237,595	—	—
Meidell Tactical Advantage ETF	119,191,143	—	—	119,370,718	—	732,103
New Tech and Media ETF	87,374,763	—	57,213,330	86,897,876	—	4,755,933
Newfleet Multi-Sector Income ETF	90,205,385	—	—	135,226,490	7,143,083	—
Pacific Asset Enhanced Floating Rate ETF	12,463,883	—	—	10,588,528	—	—
Peritus High Yield ETF	108,992,017	—	—	113,295,027	—	13,239,602
Ranger Equity Bear ETF	319,219,451	—	—	275,314,613	—	—
Sage Core Reserves ETF	21,560,131	1,261,333	—	25,787,796	3,048,904	—
STAR Global Buy-Write ETF	1,267,932	—	—	1,201,423	—	1,452,753
Vice ETF	153,587	—	7,433,652	105,108	—	—
Wilshire Buyback ETF	95,198,726	—	65,675,154	95,318,423	—	91,518,722
10. Risks Involved with Investing in the Funds

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in each Fund could result in a loss or the performance of each Fund could be inferior to that of other investments.

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. The Fund’s, and its affiliates, manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statements of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

10. Risks Involved with Investing in the Funds – (continued)

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ‘‘circuit breaker’’ rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

December 31, 2017 (unaudited)

11. Subsequent Events

The Funds have adopted authoritative standards of accounting for disclosure of events that occur after the Statements of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at December 31, 2017.

Since December 31, 2017 the following events occurred:

The following Funds paid dividends after December 31, 2017:

Fund	Ticker	Ordinary Income Per Share Distributed	Payable Date
Madrona Global Bond ETF	FWDB	$0.04004	1/31/2018
Newfleet Multi-Sector Income ETF	MINC	0.09200	1/31/2018
Pacific Asset Enhanced Floating Rate ETF	FLRT	0.13258	1/31/2018
Peritus High Yield ETF	HYLD	0.19208	1/31/2018
Sage Core Reserves ETF	HOLD	0.12125	1/31/2018

Effective February 13, 2018, the AdvisorShares Trust Board of Trustees has approved a transition of the AdvisorShares Peritus High Yield ETF from the AdvisorShares Trust to the Exchange Traded Concepts Trust II, which is sponsored by Exchange Traded Concepts. Peritus Asset Management will continue to manage the Fund after this transition. The change in the ETF Trust will still ensure that normal business will remain intact for the Fund, not affecting the ETF’s investment approach and fund operations during this transition.

Board Review of Investment Advisory and Sub-Advisory Agreements

Approval of the Advisory and Sub-Advisory Agreements for AdvisorShares New Tech and Media ETF

At a meeting held on May 17, 2017, the Board of Trustees (the “Board”) of the AdvisorShares Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AdvisorShares Investments, LLC (the “Advisor”) on behalf of the AdvisorShares New Tech and Media ETF (the “Fund”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that the renewal of the investment advisory agreement with respect to those series was considered at the same meeting. The Board also considered the approval of a separate sub-advisory agreement (the “Sub-Advisory Agreement” and collectively with the Advisory Agreement, the “New Agreements”) between the Advisor and Sabretooth Advisors, LLC (the “Sub-Advisor”), on behalf of the Fund, pursuant to which the Sub-Advisor performs portfolio management and related services for the Fund.

In connection with its consideration of the New Agreements, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the New Agreements and the services proposed to be provided thereunder, including information about the key features of the Fund and related matters from the Advisor and Sub-Advisor. In that regard, the Board reviewed presentations from the Sub-Advisor, which included information with respect to staffing, management, organizational structure, and investment philosophy and processes at the firm. The Board also reviewed information regarding the proposed investment advisory fee rates and various other materials that it considered relevant to its consideration and approval of the proposed New Agreements. In addition, the Board reviewed information provided by the Advisor in connection with the renewal of its advisory agreement with respect to the other series of the Trust.

In considering each of the New Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the Fund and the costs of those services, with a view toward making a business judgment as to whether each of the proposed New Agreements is, under the circumstances, in the best interests of the Fund. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor to the Fund, the Board reviewed, among other things, the Sub-Advisor’s personnel, experience, and compliance program. The Board considered the background and experience of the Sub-Advisor’s senior management and the qualification and background of the portfolio manager proposed to be responsible for the day-to-day portfolio management of the Fund. The Board also reviewed information pertaining to the Sub-Advisor’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Sub-Advisor, to determine whether adequate resources were available to provide a high level of service to the Fund.

The Board noted the extensive responsibilities that the Advisor has as investment advisor to the Fund, including the selection of the Fund’s sub-advisors and oversight of the sub-advisors’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund.

The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor.

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

Performance

In connection with the assessment of the ability of the Sub-Advisor to perform its duties under the Sub-Advisory Agreement, the Board considered the sufficiency of the Sub-Advisor’s resources and concluded that the Sub-Advisor had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement. The Board also reviewed information about the Sub-Advisor’s investment philosophy, the proposed portfolio construction of the Fund, and the specific investment techniques to be employed, as well as information regarding the investment performance of the type of stocks to be included in the proposed portfolio.

Cost of Services and Profitability

The Board considered the cost of the services to be provided by the Advisor and Sub-Advisor, reviewed the fees to be paid pursuant to the New Agreements, and considered estimated profitability information. The Board noted that the Advisor would be responsible for paying the Sub-Advisor out of the advisory fee it receives from the Fund. The Board also reviewed information regarding advisory fees of comparable funds, and evaluated the proposed fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangements to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fees proposed to be paid to the Advisor and Sub-Advisor are fair and reasonable.

Economies of Scale

The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the investment advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Ancillary Benefits

The Board noted the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the New Agreements are fair and reasonable; (ii) concluded that the fee to be paid to the Advisor is fair and reasonable in light of the services that it will provide to the Fund; (iii) concluded that the fee to be paid to the Sub-Advisor is fair and reasonable in light of the services that the Sub-Advisor will provide to the Fund; and (iv) agreed to approve each of the New Agreements for an initial term of two years.

Approval of the Advisory Agreement for AdvisorShares Vice ETF

At a meeting held on August 16, 2017, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor on behalf of the AdvisorShares Vice ETF (the “Fund”). The Board noted that the Advisor provides investment advisory services to the other series of the Trust and that the renewal of the advisory agreement with respect to those series had been considered and approved by the Board at its May 2017 meeting.

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

In connection with its consideration of the Advisory Agreement, the Board, including the Independent Trustees, was presented with, and requested, received and evaluated, materials about the services proposed to be provided thereunder, including information about the key features of the Fund and related matters. In that regard, the Board reviewed a presentation from the Advisor, which included information with respect to the investment advisory fee rate, the services to be provided, and the proposed portfolio managers.

In considering the Advisory Agreement, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the Fund and the cost of those services, with a view toward making a business judgment as to whether the Advisory Agreement is, under the circumstances, in the best interests of the Fund. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Board noted that the Advisor would be providing portfolio management services to the Fund and reviewed, among other things, the qualification and background of the portfolio managers proposed to be responsible for the day-to-day portfolio management of the Fund. The Board also reviewed information pertaining to the other services to be provided by the Advisor to the Fund and the Advisor’s capacity to provide such services. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Advisor.

Performance

In connection with the assessment of the ability of the Advisor to perform its duties under the Advisory Agreement, the Board considered the sufficiency of its resources and concluded that the Advisor had the financial and operational resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed information about the Advisor’s investment philosophy and the proposed portfolio construction of the Fund.

Cost of Services and Profitability

The Board considered the cost of the services to be provided by the Advisor, reviewed the fee to be paid pursuant to the Advisory Agreement, and considered the estimated profitability projected by the Advisor. The Board also reviewed information regarding advisory fees of comparable funds, and evaluated the proposed fee arrangement in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid to the Advisor is fair and reasonable.

Economies of Scale

The Board considered the potential for economies of scale and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the investment advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the fee to be paid to the Advisor is fair and reasonable in light of the services that it will provide to the Fund; and (iii) agreed to approve the Advisory Agreement for an initial term of two years.

Renewal of the Sub-Advisory Agreements for AdvisorShares Ranger Equity Bear ETF and AdvisorShares STAR Global Buy-Write ETF

At the meeting held on August 16, 2017, the Board, including the Independent Trustees, unanimously approved the renewal of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) with respect to certain series of the Trust (each a “Fund” and collectively the “Funds”), between the Advisor and (1) Partnervest Advisory Services, on behalf of the AdvisorShares STAR Global Buy-Write ETF, and (2) Ranger Alternative Management, L.P., on behalf of the AdvisorShares Ranger Equity Bear ETF (collectively, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

Pursuant to Section 15 of the 1940 Act, to continue after their initial two-year term, the Sub-Advisory Agreements must be approved annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Sub-Advisory Agreements for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board, to help decide whether to renew the Sub-Advisory Agreements for an additional year.

As discussed in further detail below, prior to the meeting, the Board, including the Independent Trustees, reviewed written materials from the Advisor and each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services provided by the Sub-Advisor; (ii) the personnel and operations of the Sub-Advisor; (iii) the investment performance of each Fund; (iv) the costs of the services provided and profits and other benefits realized by the Sub-Advisor and its affiliates from the relationship with each Fund; (v) the extent to which economies of scale would be realized as each Fund grows; and (vi) whether fee levels reflect the sharing of these economies of scale for the benefit of each Fund’s shareholders. At the meeting, the Board was presented with additional information to help it evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements.

The Board received an overview of each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

The Board deliberated on the renewal of the Sub-Advisory Agreements in light of the written materials that it received before the meeting, information it received at the meeting, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of each Sub-Advisor and the renewal of its Sub-Advisory Agreement. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by each Sub-Advisor, the Board reviewed the portfolio management services provided to each Fund. The most recent Form ADV for each Sub-Advisor also was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about their business, services, and compensation. The Board considered each Sub-Advisor’s overall quality of personnel, operations, and financial condition, its investment advisory capabilities, and information concerning each Sub-Advisor’s compliance function, operational capabilities, and portfolio management team. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Sub-Advisors.

Performance

The Board was provided with information regarding each Fund’s performance for various periods, as well as comparative performance information. Each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that each Sub-Advisor had been able to achieve for its respective Fund.

Cost of Advisory Services and Profitability

In considering whether the sub-advisory fees payable with respect to each Fund were reasonable, the Board reviewed the sub-advisory fees paid by the Advisor to each Sub-Advisor, the fees waived and/or expenses reimbursed by each Sub-Advisor over the period, the costs and other expenses incurred by each Sub-Advisor in providing advisory services, and the profitability analysis with respect to each Fund. The Board also reviewed information comparing the advisory fees paid by each Fund to those paid by comparable funds. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered for each Fund whether economies of scale were realized during the current contract period, noting any fee waivers and/or expense reimbursements by the Sub-Advisors and whether the Advisor’s and/or Sub-Advisors’ fees included breakpoints. The Board determined to reassess at an appropriate time in the future whether the aggregate advisory fee appropriately took into account any economies of scale that had been realized as a result of any significant asset growth of the Funds.

Ancillary Benefits

The Board noted the potential benefits to be received by each Sub-Advisor as a result of its relationship with a Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of each Sub-Advisory Agreement are fair and reasonable; (ii) concluded that each Sub-Advisor’s fee is reasonable in light of the services that it provides to its respective Fund; and (iii) agreed to renew each Sub-Advisory Agreement for another year.

Approval of New and Interim Advisory and Sub-Advisory Agreements for AdvisorShares Cornerstone Small Cap ETF, AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Focused Equity ETF, AdvisorShares KIM Korea Equity ETF, AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona Global Bond ETF, AdvisorShares Madrona International ETF, AdvisorShares Meidell Tactical Advantage ETF, AdvisorShares New Tech and Media ETF, AdvisorShares Newfleet Multi-Sector Income ETF, AdvisorShares Pacific Asset Enhanced Floating Rate ETF, AdvisorShares Peritus High Yield ETF, AdvisorShares Ranger Equity Bear ETF, AdvisorShares Sage Core Reserves ETF, AdvisorShares STAR Global Buy-Write ETF, AdvisorShares Vice ETF, and AdvisorShares Wilshire Buyback ETF

Prior to September 8, 2017, the Advisor was majority owned by Wilson Lane Group, LLC, which is owned by Noah Hamman, the Advisor’s Chief Executive Officer, and partially owned by another party holding a minority interest. As of September 8, 2017, the minority owner no longer owns any equity interest in the Advisor and the Advisor is 100% wholly owned by Wilson Lane Group. Although Wilson Lane Group was already a majority owner of the Advisor, this caused a technical change in control of the Advisor under the 1940 Act and resulted in the assignment and automatic termination of the previous investment advisory agreement dated June 2, 2009 between the Trust and the Advisor pursuant to which the Advisor served as advisor to each series of the Trust (the “Prior Advisory Agreement”). In addition to the assignment and automatic termination of the Prior Advisory Agreement, the change in control also resulted in the automatic termination of each sub-advisory agreement between the Advisor and the sub-advisors to each sub-advised series of the Trust (collectively, the “Prior Sub-Advisory Agreements).

At a meeting held on September 15, 2017, the Board considered and approved an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust and the Advisor, on behalf of each series of the Trust (each a “Fund” and, collectively, the “Funds”), and separate interim sub-advisory agreements (collectively with the Interim Advisory Agreement, the “Interim Agreements”) between the Advisor and each of (i) Cornerstone Investment Partners, LLC, relating to the AdvisorShares Cornerstone Small Cap ETF, (ii) Dorsey, Wright & Associates, LLC, relating to AdvisorShares Dorsey Wright ADR ETF, (iii) Korea Investment Management Co., Ltd., relating to AdvisorShares KIM Korea Equity ETF, (iv) Madrona Funds, LLC, relating to AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona Global Bond ETF, and AdvisorShares Madrona International ETF, (v) American Wealth Management, relating to AdvisorShares Meidell Tactical Advantage ETF, (vi) Sabretooth Advisors, LLC, relating to AdvisorShares New Tech and Media ETF, (vii) Newfleet Asset Management, LLC, relating to AdvisorShares Newfleet Multi-Sector Income ETF, (viii) Pacific Asset Management, relating to AdvisorShares Pacific Asset Enhanced Floating Rate ETF, (ix) Peritus I Asset Management, LLC, relating to AdvisorShares Peritus High Yield ETF, (x) Ranger Alternative Management, L.P., relating to AdvisorShares Ranger Equity Bear ETF, (xi) Sage Advisory Services, Ltd. Co., relating to AdvisorShares Sage Core Reserves ETF, (xii) Partnervest Advisory Services LLC, relating to AdvisorShares STAR Global Buy-Write ETF, and (xiii) Wilshire Associates Incorporated, relating to AdvisorShares Wilshire Buyback ETF (collectively, the “Sub-Advisors”), consistent with the requirements of Rule 15a-4 under the 1940 Act, pursuant to which the Advisor and each respective Sub-Advisor continued to serve as the investment advisor and sub-advisor, as applicable, to its respective Fund(s) after the Prior Advisory Agreement and Prior Sub-Advisory Agreements terminated on September 8, 2017.

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

At a meeting held on October 10, 2017, the Board, including the Independent Trustees, considered and approved a new advisory agreement between the Trust and the Advisor (the “New Advisory Agreement”), on behalf of each Fund, and separate new sub-advisory agreements (together with the New Advisory Agreement, the “New Agreements”) pursuant to which the Sub-Advisors would continue to perform portfolio management and related services. With respect to the Board’s consideration and approval, references below to the New Agreements also refer to the Interim Agreements as applicable.

The Board’s approval of the New Advisory Agreement, on behalf of each Fund, and each Sub-Advisory Agreement, on behalf of the AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona Global Bond ETF, AdvisorShares Madrona International ETF, AdvisorShares Meidell Tactical Advantage ETF, AdvisorShares Peritus High Yield ETF, and AdvisorShares Ranger Equity Bear ETF, was made subject to shareholder approval.

In considering whether to approve the Interim Advisory Agreement and New Advisory Agreement, the Board reviewed and discussed information and analysis provided by the Advisor over the course of the Advisor’s service as investment adviser to the Funds, noting that it had considered and approved the annual renewal of the Prior Advisory Agreement at its May 2017 meeting. The Board also considered and discussed information provided by the Advisor about the circumstances leading to its change in control. In considering whether to approve the Interim and New Sub-Advisory Agreements, the Board reviewed and discussed information and analysis provided by each Sub-Advisor over the course of the Sub-Advisor’s service as investment sub-adviser to its respective Fund(s), noting that it had considered either the initial approval or annual renewal of each Prior Sub-Advisory Agreement at a meeting held within the prior twenty months (the “Prior Meetings”). In considering each of the New Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the Funds and the costs of those services, with a view toward making a business judgment as to whether each of the New Agreements is, under the circumstances, in the best interests of the Funds. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and individual trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Advisor, the Board noted that the most recent Form ADV for the Advisor had been provided to the Board at the May 2017 meeting, as were the Advisor’s responses to a detailed series of questions that requested, among other things, information about its business, services, and compensation. The Board considered the Advisor’s overall quality of personnel, operations, and financial condition, its investment advisory capabilities, and information concerning the Advisor’s compliance function, operational capabilities, and portfolio management team. The Board also noted the extensive responsibilities that the Advisor has as investment adviser to the Funds, including the selection of certain Funds’ sub-advisors and oversight of the sub-advisors’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board considered the effect, if any, of the change in control on the Advisor’s ability to continue to provide the level of service it had been providing to the Funds and specifically considered the ability of the Advisor to continue to meet its financial obligations. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided, and expected to continue to be provided, to the Funds by the Advisor.

In considering the nature, extent and quality of the services provided by each Sub-Advisor to its respective Fund, the Board reviewed the portfolio management services provided to the Funds. The

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

Board noted that the most recent Form ADV for each Sub-Advisor had been provided to the Board at the Prior Meetings, as were the Sub-Advisor’s responses to a detailed series of questions that requested, among other things, information about its business, services, and compensation. The Board considered each Sub-Advisor’s overall quality of personnel, experience, and compliance program. The Board considered the background and experience of each Sub-Advisor’s senior management and the qualification and background of the portfolio managers responsible for the day-to-day portfolio management of the Funds. The Board also reviewed information pertaining to each Sub-Advisor’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Sub-Advisor to determine whether adequate resources were available to provide a high level of service to the Funds. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to each Fund by its respective Sub-Advisor.

Performance

At the Prior Meetings, the Board was provided with information regarding each operational Fund’s performance for various periods, as well as comparative performance information. The Advisor and Sub-Advisors provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that the Advisor and each Sub-Advisor had been able to achieve for their respective Fund(s).

Cost of Services and Profitability

In considering whether a Fund’s advisory and sub-advisory fees were reasonable, the Board had reviewed at the Prior Meetings the advisory fees paid by each Fund to the Advisor, the sub-advisory fees paid by the Advisor to each Sub-Advisor, the fees waived and/or expenses reimbursed by the Advisor and/or a Sub-Advisor, the costs and other expenses incurred by the Advisor and a Sub-Advisor in providing advisory services, and the Advisor’s and a Sub-Advisor’s profitability analysis with respect to each respective Fund, as applicable. The Board also had reviewed information comparing the advisory and sub-advisory fees paid by the Funds to those paid by comparable funds. The Board noted that the fees under the New Agreements are the same as the fees under the Prior Advisory and Sub-Advisory Agreements and the Interim Agreements. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

At the Prior Meetings, the Board considered whether economies of scale were realized, noting the fee waivers and expense reimbursements by the Advisor and the Sub-Advisors and whether the fees included breakpoints. The Board determined to reassess at an appropriate time in the future whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of any significant asset growth of the Funds.

Ancillary Benefits

At the Prior Meetings, the Board noted the potential benefits to be received by the Advisor and each Sub-Advisor as a result of its relationship with a Fund (other than the advisory and sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with the Fund’s performance.

Board Review of Investment Advisory and Sub-Advisory Agreements (Continued)

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the New Agreements are fair and reasonable; (ii) concluded that the Advisor’s fees are fair and reasonable in light of the services that it provides to each Fund; (iii) concluded that each Sub-Advisor’s fee is fair and reasonable in light of the services that the Sub-Advisor provides to its respective Fund(s); and (iv) agreed to approve each of the New Agreements for and initial term of two years.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor

AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, MD 20814

Sub-Advisors

Madrona Funds, LLC

2911 Bond Street, Suite 105
Everett, WA 98201

Ranger Alternative Management, L.P.
2828 N. Harwood Street, Suite 1900
Dallas, TX 75201

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, CA 93103

American Wealth Management
570 Hammill Lane
Reno, NV 89511

Newfleet Asset Management, LLC
100 Pearl Street
Hartford, CT 06103

Partnervest Advisory Services, LLC
1216 State Street, 3rd Floor
Santa Barbara, CA 93101

Sage Advisory Services, Ltd. Co.
5900 Southwest Parkway, Building I
Austin, TX 78735

Pacific Life Fund Advisors, LLC
700 Newport Center Drive
Newport Beach, CA 92660

Cornerstone Investment Partners, LLC
3438 Peachtree Road NE, Suite 900
Atlanta, GA 30326

Dorsey, Wright & Associates, LLC
1101 Boulder Spring Drive, Suite 150
Richmond, VA 23225

Korea Investment Management Co., Ltd.
88 Uisadang-Daero, Yeondgdeungpo
Seoul, Korea, 150-745

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401

Sabretooth Advisors, LLC

2600 Philmont Avenue, Suite 215
Huntington Valley, PA 19006

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)         Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(a)(4)    Not applicable.

(b)        Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date February 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)
Date February 9, 2018

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date February 9, 2018

* Print the name and title of each signing officer under his or her signature.